UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 30, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics
Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
Not applicable

Item 6. Investments
(a)

Registrant included Summary Schedules of Investments in the report to shareholders filed under Item 1. Therefore, the registrant has filed Schedules of Investments under this Item.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
            Companies
            Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies
            Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
            Purchasers
            Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
              Not applicable

Item 13. Exhibits

(
a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 28, 2020                                                             THRIVENT MUTUAL FUNDS

                                                                                                   By:

      /s/ David S. Royal
                                                                                                          David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 28, 2020                                                             By:

      /s/ David S. Royal
                                                                                                          David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  August 28, 2020                                                             By:

      /s/ Gerard V. Vaillancourt
                                                                                                          Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Diversified Income Plus Fund
Thrivent Multidimensional Income Fund
Semiannual Report
Mutual Funds
June 30, 2020

Beginning on Jan. 1, 2021, as permitted by regulations
adopted by the U.S. Securities and Exchange Commission,
paper copies of the Funds’ annual and semiannual
shareholder reports will no longer be sent by mail, unless
you specifically request paper copies of the reports.
Instead, the reports will be made available on the Funds’
website (thriventfunds.com ), and you will be notified by mail each time a report is posted and provided with a website
address to access the report.
If you have already elected to receive shareholder reports
electronically, you will not be affected by this change and
do not need to take any action.
If you had not elected electronic delivery in the past and
would like to now, how you request it depends on how you
invested in Thrivent Mutual Funds. If you invested through
a financial intermediary (such as a broker-dealer or bank),
you will need to contact the financial intermediary directly.
If you purchased shares through Thrivent, you can enroll
in electronic delivery at
thrivent.com/ gopaperless
. If
you purchased shares directly online, you can enroll at
thriventfunds.com
.
You also can elect to receive paper copies of all future
shareholder reports free of charge. If you invest directly
with a Fund, you can call 800-847-4836 to let us know you
wish to continue receiving paper copies of your shareholder
reports. Your election to receive shareholder reports in
paper will apply to all funds held in your account. If you
invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Diversified Income Plus Fund 5
Thrivent Multidimensional Income Fund 6
Shareholder Expense Example 7
Summary Schedule of Investments/Schedule of Invest-
ments
Thrivent Diversified Income Plus Fund 8
Thrivent Multidimensional Income Fund 19
Statement of Assets and Liabilities 30
Statement of Operations 31
Statement of Changes in Net Assets 32
Notes to Financial Statements 33
Financial Highlights 48
Additional Information 50

2
Dear Shareholder:

I hope this letter finds you, your family and your community safe and well. I’ll be honest, it’s difficult to find a topic for a letter such as this during the current pandemic. I recently participated virtually in an event for Thrivent clients in which people were able to submit questions.
One question was particularly illustrative of this trying period. An individual asked: “How can I think about what’s going on in the markets when I don’t even know how I’m going to pay all my bills this month?” There wasn’t a lot that I could say in response to this anonymously submitted question, other than to offer sympathy and recommend the assistance of a financial professional.
There are no clear comparisons for the COVID-19 pandemic. When we’ve had discussions among the members of our investment
team, the word that comes up over and over is “unprecedented.”
We’ve never before seen seven million unemployment claims in a single week. The Federal Reserve has taken actions that dwarf any of its activities during the Great Recession of 2008-09. The federal government has provided fiscal support far greater than at any time in history and is running a correspondingly large fiscal deficit.
And that’s without even mentioning the unprecedented impact to our daily lives of school closures and stay-at-home orders.
And while there’s no real comparison for these difficult months, I personally can’t help but think of the attacks of September 11, 2001, and that’s part of my answer to the question of how we can even think about markets during times such as these.
In 2001, prior to joining Thrivent, I was practicing law in Chicago at a large international law firm. That awful morning, I happened to be attending board meetings for a large mutual fund complex.
Although our meeting was in Chicago, that particular firm had its primary offices in the World Trade Center. We quickly adjourned the meeting so the executives could turn their attention to the safety of their employees in New York.
I knew there was nothing I could do to help those at Ground Zero.
But, like many of you, I felt a call to do something. Knowing that markets would be closed for an undetermined period and financial instruments would be impacted, I threw myself into legal research and worked most of the night. With so much uncertainty that would affect every one of the firm’s clients, I found it fulfilling to do whatever
I could to contribute to the common well-being.
Just as I wasn’t a firefighter or police officer in 2001, I’m not a doctor or medical researcher either. We have several PhDs on our investment team, but none in medical fields. We have more than 85 individuals with advanced degrees or credentials, even a second lawyer, but no MDs. But just as in September of 2001, we as a team, want to do anything and everything we can to help all of you, and society as a whole, during this pandemic. For our investment team, that means managing your money with every bit of care, attention and professionalism that we possibly can.
Another word that’s used a lot these days in the investment
community is “dislocation.” There have been many dislocations in various markets and securities. That’s just a fancy way of saying that lots of things aren’t functioning the way they do in normal times, which will come as a surprise to no one. The actions of the Federal
Reserve have helped to stabilize the markets more quickly than many of us would have expected – not just the stock market but even more importantly the credit markets and banking system that are the lifeblood of the “real” economy. But dislocations still abound, and we’re nowhere near back to normal.
So, as an investment team, we’re doing what we know how to do.
Our 20 stock analysts are doing bottom-up, fundamental analysis of companies to try to invest in those stocks that present the best opportunities. Our 19 fixed-income analysts are doing rigorous credit research to seek out bonds that offer good value on a risk-
adjusted basis. Our team of 18 quantitative researchers and portfolio managers are using algorithms and technology to look for trends and opportunities.
By seeking out those stocks and bonds that represent good values, we’re working to see that capital is allocated efficiently and goes to those companies that can make best use of it. By looking for market dislocations and trying to find opportunities in such dislocations, we’re helping to make such dislocations go away. As we do our jobs every day, I like to think that our investment team is doing what we can to help move us in some small way back towards normalcy.
And while the COVID-19 pandemic and its economic impact are
“unprecedented” and while the markets have certainly suffered significant “dislocations,” this isn’t the first time we’ve experienced unprecedented economic events and dislocations. We’ve had wars and pandemics before, and the markets and the economy can and do recover. The future never looks just like the past, but our long-
term investment view is informed by the past in important ways.
Our senior investment team meets about once a week for a deep dive into the various types of macroeconomic and market data. We have Thrivent’s own proprietary models that cover a wide range of subjects. A whole team of experienced professionals is responsible for compiling the material we discuss, searching for the best possible data and analytics and preparing our own analysis.
These discussions are perhaps my favorite part of my job. I feel blessed to work with such an experienced team. More than half of our more than 100 investment professionals have at least 20 years of experience in the industry, which means they were working through not just the Great Recession of 2008-09, but also the bursting of the technology bubble in 2000-01 and for many folks much farther back than that. This experience can bring a valuable perspective in times of heightened uncertainty.
I personally believe that active asset management is especially important during periods of economic and market turmoil. The dispersion in the performance of various stocks and bonds can be greater and an experienced manager has the potential to add significant value through stock selection and credit analysis, both through the companies the manager chooses to own and the
companies or securities they choose to avoid.
Our investment team is working very hard for you during these difficult times. The vast majority of our work is being done remotely, and I am happy to say that the shift to primarily remote work has gone more smoothly than I might have expected. And we are happy to be serving you through the COVID-19 pandemic in the best way we can.
Once again, on behalf of our entire investment team, we hope this letter finds you, your family and your community safe and well.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

4
Dear Shareholder:

Despite the severe economic slow-down brought on by the COVID-19 pandemic, the stock market has responded with remarkable
resilience over the past few months.
After an initial bout of market volatility that sent prices down about
30% off from their highs, the stock market staged a strong rebound in the second quarter of 2020 on hopes that the economy would ultimately make a strong recovery.
In fact, despite mass unemployment, slumping retail sales, and falling corporate earnings across many sectors, the S&P 500®
ended the second quarter 5.39% above its level of a year earlier.
(The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large-capitalization stocks.)
The strong market performance was bolstered by the unprecedented action of Congress and the Federal Reserve (Fed), which have injected trillions of dollars into the economy to help keep businesses afloat and provide emergency income for laid-off workers.
But while the stock market has provided strong gains, bond yields on 10-year U.S. Treasuries have fallen to historic lows, closing June at just 0.65%. The decline in bond yields was due, in part, to two sizable cuts by the Fed in the Fed funds rate, slashing the target range to 0% to 0.25%. The rising demand for bonds from investors seeking a safe haven in an uncertain market also contributed to the yield decline.
Economic Review
Gross domestic product (GDP) growth, which is the broadest
measure of economic output, contracted by 4.8% in the first quarter of 2020, which officially marked the start of a recession, according to the U.S. Department of Commerce.
As the country went into lockdown to protect against the COVID-19 virus, unemployment skyrocketed and retail sales in many areas suffered extreme declines.
With most stores and restaurants closed early in the second quarter, retail sales took a precarious fall in April but began to rebound in
May. Total sales for the period of March 2020 through May 2020 were down 10.5% from the same period a year ago, according to the
Department of Commerce retail report issued June 16.
Automobile sales rebounded from extreme lows in May but were still down 4.7% for the month from a year earlier. Electronics and appliance stores were down 29.9% from a year earlier in May, and food services and drinking places were down 39.4% for the month from a year earlier. Non-store retailers (primarily online) continued to benefit from the effects of the pandemic as more consumers turned to the internet to make their purchases. Monthly sales were up 9.0%
from the previous month and 30.8% from a year earlier.
After more than 100 consecutive months of job gains, the
unemployment rate surged to Depression-era levels as stores and businesses closed shop during the lockdown. But as businesses began to reopen, the unemployment rate began to decline. After peaking at 14.7% in April, the rate dropped to 11.1% in June, according to the U.S. Bureau of Labor Statistics.
Oil prices have begun to recover after dropping in April during the pandemic lockdown to the lowest level since 2002. The price of a barrel of West Texas Intermediate, a grade of crude oil used as a benchmark, dropped more than 60% off its high for the year to close
April at $18.84 per barrel. But as motorists have returned to the roads, prices more than doubled, closing June at $39.27 a barrel.
Market Review
In addition to strong growth of the S&P 500, the Nasdaq Index also posted outstanding gains recently – it was up 30.63% in the second quarter after a steep drop in the first quarter. Through June, the
Nasdaq was up 12.11% for the year. (The Nasdaq Index – National
Association of Securities Dealers Automated Quotations – is an
electronic stock exchange with more than 3,300 company listings.)
All 11 sectors of the S&P 500 had positive performance in the second quarter, led by the Information Technology sector, up 30.53%,
Materials, up 26.01%, and Communications Services, up 20.04%.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, has had the same pattern as the U.S. market in 2020, with a steep drop in the first quarter followed by a strong recovery. It was up 14.17% in the second quarter, although it is still down 12.59%
year-to-date.
The bond market has been solid this year as investors bought up bonds in response to the stock market volatility. The Bloomberg
Barclays US Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was up 9.50% over the past 12 months, and up 5.02% through the first six months of 2020.
Corporate earnings projections have fallen sharply amidst the
COVID-19 crisis. The 12-month forward earnings projections for
S&P 500 companies dropped 12.35% in the second quarter versus first quarter projections. For the year, projected earnings are down
18.42%.
Our Outlook
As society and governments deal with this public health crisis, we expect markets to remain volatile. However, we are encouraged that the credit markets have stabilized. Historically credit markets recover first, and early opportunistic investors in those markets have been rewarded.
We believe stocks may remain volatile, although the market has shown resilience in recent weeks. Once the economy stabilizes with the help of immense government support, the earnings picture will become less uncertain. Earnings for the full year are expected to be well below previous years due to the lockdown, but if the country can open up businesses effectively, those earnings may begin to recover after declining first and second quarter earnings.
During these difficult times, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

Thrivent Diversified Income Plus Fund
Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and Gregory R. Anderson,
CFA, Portfolio Co-Managers
The Fund seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Fund involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 47.5%
Common Stock 23.2%
Short-Term Investments 10.8%
Bank Loans 10.6%
Registered Investment
Companies 6.5%
Preferred Stock 1.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 5.2%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 2.8%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.6%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.5%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.4%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 0.9%
Microsoft Corporation 0.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through 0.6%
Apple, Inc. 0.6%
SPDR Bloomberg Barclays High
Yield Bond ETF 0.6%
These securities represent 16.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 13.3%
Mortgage-Backed Securities 11.1%
Collateralized Mortgage
Obligations 9.9%
Information Technology 8.6%
Communications Services 7.9%
Consumer Discretionary 7.2%
Consumer Staples 6.5%
Materials 5.6%
Affiliated Registered
Investment Companies 5.2%
Energy 4.2%

Thrivent Multidimensional Income Fund
Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, and Stephen D. Lowe, CFA
Portfolio Co-Managers
The Fund seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Fund involves risks including interest rate, credit, high yield, preferred securities, closed-end fund, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, convertible, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, business development company, investment in other investment companies, liquidity, derivatives, other funds, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 10.1%
iShares S&P U.S. Preferred Stock
Index Fund 9.2%
SPDR Bloomberg Barclays High
Yield Bond ETF 5.6%
U.S. Treasury Bonds 3.7%
Bank of America Corporation 0.8%
BlackRock Corporate High Yield
Fund, Inc. 0.6%
Liberty All-Star Equity Fund 0.5%
BlackRock Core Bond Trust 0.5%
JBS USA, LLC 0.5%
VeriSign, Inc. 0.5%
These securities represent 32.0% of the
total net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Unaffiliated Registered
Investment Companies 30.9%
Financials 15.7%
Affiliated Fixed Income
Holdings 10.1%
Communications Services 6.9%
Consumer Non-Cyclical 5.8%
Energy 5.7%
Consumer Cyclical 5.2%
U.S. Government & Agencies 3.7%
Capital Goods 3.3%
Technology 3.0%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 1/1/2020
Ending Account
Value 6/30/2020
Expenses Paid
during Period
1/1/2020 - 6/30/2020
*
Annualized Expense
Ratio
Thrivent Diversified Income Plus Fund
Actual
Class A $1,000 $963 $4.65 0.95%
Class S $1,000 $966 $3.47 0.71%
Hypothetical
**
Class A $1,000 $1,020 $4.78 0.95%
Class S $1,000 $1,021 $3.57 0.71%
Thrivent Multidimensional Income Fund
Actual
Class S $1,000 $937 $4.09 0.85%
Hypothetical
**
Class S $1,000 $1,021 $4.27 0.85%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
182/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.4% ) Value
% of
Net
Assets
Basic Materials (0.6%)
Other Securities
^
$ 6,121,823 0.6%
Total 6,121,823
Capital Goods (1.1%)
Other Securities
^
11,399,203 1.1%
Total 11,399,203
Communications Services (3.1%)
CenturyLink, Inc., Term Loan
$ 3,318,325 2.428%, (LIBOR 1M +
2.250%), 3/15/2027
a,b
3,121,084 0.3%
Coral-US Co-Borrower, LLC,
Term Loan
2,695,000 2.428%, (LIBOR 1M +
2.250%), 1/31/2028
a,b
2,555,210 0.2%
CSC Holdings, LLC, Term
Loan
2,453,850 2.685%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
2,322,839 0.2%
Other Securities
^
24,020,644 2.4%
Total 32,019,777
Consumer Cyclical (1.7%)
Scientific Games International,
Inc., Term Loan
3,317,640 3.476%, (LIBOR 3M +
2.750%), 8/14/2024
a,b
2,926,158 0.3%
Other Securities
^
14,901,152 1.4%
Total 17,827,310
Consumer Non-Cyclical (1.7%)
Global Medical Response,
Inc., Term Loan
2,871,375 4.250%, (LIBOR 3M +
3.250%), 4/28/2022
a,b
2,756,175 0.3%
MPH Acquisition Holdings,
LLC, Term Loan
2,643,989 3.750%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
2,508,485 0.2%
Ortho-Clinical Diagnostics SA,
Term Loan
2,441,493 3.429%, (LIBOR 1M +
3.250%), 6/30/2025
a,b
2,278,231 0.2%
Other Securities
^
10,746,606 1.0%
Total 18,289,497
Energy (0.6%)
Radiate Holdco, LLC, Term
Loan
2,734,376 3.750%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
2,604,493 0.2%
Other Securities
^
3,255,110 0.4%
Total 5,859,603
Principal
Amount Bank Loans (11.4%) Value
% of
Net
Assets
Financials (1.0%)
Other Securities
^
$ 10,363,052 1.0%
Total 10,363,052
Technology (1.1%)
Prime Security Services
Borrower, LLC, Term Loan
3,081,712 4.250%, (LIBOR 3M +
3.250%), 9/23/2026
a,b
2,956,533 0.3%
Rackspace Hosting, Inc.,
Term Loan
2,730,666 4.000%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
2,597,546 0.2%
Other Securities
^
5,876,779 0.6%
Total 11,430,858
Transportation (0.2%)
Other Securities
^
2,121,664 0.2%
Total 2,121,664
Utilities (0.3%)
Other Securities
^
3,545,975 0.3%
Total 3,545,975
Total Bank Loans
(cost $128,489,817) 118,978,762
Principal
Amount
Long-Term Fixed Income
( 51.4% ) Value
% of
Net
Assets
Asset-Backed Securities (3.9%)
Cent CLO, LP
3,875,000 3.291%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
b,c
3,747,102 0.4%
OZLM Funding II, Ltd.
3,200,000 2.260%, (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,c
3,100,342 0.3%
OZLM IX, Ltd.
2,750,000 2.685%, (LIBOR 3M +
1.550%), 10/20/2031,
Ser. 2014-9A, Class
A1BR
b,c
2,674,188 0.3%
Park Avenue Institutional
Advisers CLO, Ltd.
3,200,000 2.635%, (LIBOR 3M +
1.500%), 10/20/2031,
Ser. 2018-1A, Class
A1B
b,c
3,161,238 0.3%
Pretium Mortgage Credit
Partners, LLC
2,661,230 3.721%, 1/25/2059, Ser.
2019-CFL1, Class A1
c,d
2,638,730 0.3%

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(51.4%) Value
% of
Net
Assets
Asset-Backed Securities (3.9%) -
continued
Sound Point CLO XXI, Ltd.
$ 3,200,000 2.441%, (LIBOR 3M +
1.450%), 10/26/2031,
Ser. 2018-3A, Class
A1B
b,c
$ 3,076,704 0.3%
Vericrest Opportunity Loan
Transferee
2,601,245 3.352%, 9/25/2049, Ser.
2019-NPL5, Class A1A
c,d
2,602,186 0.2%
Other Securities
^
19,850,264 1.8%
Total 40,850,754
Basic Materials (0.9%)
Other Securities
^
9,297,285 0.9%
Total 9,297,285
Capital Goods (2.0%)
Other Securities
^
20,425,480 2.0%
Total 20,425,480
Collateralized Mortgage Obligations
(9.9%)
Alternative Loan Trust
796,939 6.000%, 8/1/2036, Ser.
2006-24CB, Class A9 629,198 0.1%
Antler Mortgage Trust
4,194,420 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
c
4,203,298 0.4%
Banc of America Alternative
Loan Trust
1,120,853 6.000%, 11/25/2035, Ser.
2005-10, Class 3CB1 987,460 0.1%
Banc of America Mortgage
Securities Trust
1,340,519 3.967%, 9/25/2035, Ser.
2005-H, Class 3A1
b
1,219,074 0.1%
Bear Stearns Adjustable Rate
Mortgage Trust
218,158 4.270%, (CMT 1Y +
2.300%), 10/25/2035,
Ser. 2005-9, Class A1
b
214,935 <0.1%
CHL Mortgage Pass-Through
Trust
1,650,043 6.000%, 11/25/2037, Ser.
2007-18, Class 1A2 1,314,039 0.1%
1,220,643 3.424%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
1,012,202 0.1%
531,185 3.504%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
515,161 0.1%
Countrywide Alternative Loan
Trust
2,165,476 5.000% - 6.500%,
3/25/2035 - 8/25/2036,
Ser. 2006-23CB, Class
2A3 1,581,995 0.2%
Principal
Amount
Long-Term Fixed Income
(51.4%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(9.9%) - continued
$ 350,855 3.355%, 10/25/2035,
Ser. 2005-43, Class 4A1
b
$ 322,245 <0.1%
Countrywide Home Loan
Mortgage Pass Through
Trust
781,000 3.559%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
698,081 0.1%
Federal Home Loan Mortgage
Corporation
3,708,439 3.500%, 8/15/2035, Ser.
345, Class C8
e
408,546 <0.1%
Federal Home Loan Mortgage
Corporation - REMIC
31,180,111 2.500% - 3.500%,
12/15/2022 - 4/15/2033,
Ser. 4119, Class KI
e
2,205,301 0.1%
Federal National Mortgage
Association - REMIC
53,306,824 2.500% - 3.500%,
7/25/2027 - 2/25/2033,
Ser. 2012-121, Class BI
e
3,205,542 0.1%
Greenpoint Mortgage Funding
Trust
590,315 0.385%, (LIBOR 1M +
0.200%), 10/25/2045,
Ser. 2005-AR4, Class
G41B
b
508,632 0.1%
IndyMac INDX Mortgage Loan
Trust
2,739,100 0.395%, (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,407,624 0.2%
J.P. Morgan Alternative Loan
Trust
1,236,207 6.500%, 3/25/2036, Ser.
2006-S1, Class 1A19 1,003,946 0.1%
Merrill Lynch Alternative Note
Asset Trust
1,066,057 6.000% - 6.000%,
3/25/2037, Ser. 2007-F1,
Class 2A1 698,746 <0.1%
Merrill Lynch Mortgage
Investors Trust
1,089,917 3.860%, 6/25/2035, Ser.
2005-A5, Class M1
b
570,266 0.1%
Structured Asset Mortgage
Investments, Inc.
743,227 0.495%, (LIBOR 1M +
0.310%), 12/25/2035,
Ser. 2005-AR4, Class A1
b
677,229 0.1%
Toorak Mortgage Corporation
2,600,000 4.458%, 3/25/2022, Ser.
2019-1, Class A1
c,d
2,606,453 0.3%
Vericrest Opportunity Loan
Transferee
4,850,000 4.090%, 11/25/2049, Ser.
2019-NPL8, Class A1B
c,d
4,670,041 0.5%
2,900,000 4.090%, 11/26/2049, Ser.
2019-NPL9, Class A1B
c,d
2,821,416 0.3%

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(51.4%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(9.9%) - continued
WaMu Mortgage Pass
Through Certificates
$ 1,059,633 1.990%, (COF 11 +
1.250%), 3/25/2047, Ser.
2007-OA2, Class 2A
b
$ 961,602 0.1%
998,556 2.384%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class
1A
b
874,693 0.1%
Washington Mutual Mortgage
Pass Through Certificates
1,832,350 6.000% - 7.000%,
11/25/2035 - 4/25/2037,
Ser. 2005-10, Class 2A9 1,284,696 0.2%
Washington Mutual Mortgage
Pass-Through Certificates
475,278 6.000%, 3/25/2035, Ser.
2005-1, Class 2A 469,065 <0.1%
Other Securities
^
64,807,413 6.3%
Total 102,878,899
Commercial Mortgage-Backed Securities
(0.3%)
Federal National Mortgage
Association - ACES
28,395,499 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,e
3,082,005 0.3%
Total 3,082,005
Communications Services (3.2%)
GCI Liberty, Inc., Convertible
1,600,000 1.750%, 9/30/2046
c
2,236,763 0.2%
Other Securities
^
31,150,783 3.0%
Total 33,387,546
Consumer Cyclical (2.9%)
Other Securities
^
30,010,880 2.9%
Total 30,010,880
Consumer Non-Cyclical (3.4%)
VRX Escrow Corporation
2,450,000 6.125%, 4/15/2025
c
2,484,962 0.3%
Other Securities
^
32,704,154 3.1%
Total 35,189,116
Energy (2.4%)
Other Securities
^
24,976,613 2.4%
Total 24,976,613
Financials (7.7%)
BAC Capital Trust XIV
332,000 4.000%, (LIBOR 3M +
0.400%), 6/17/2020
b,f
296,725 <0.1%
Principal
Amount
Long-Term Fixed Income
(51.4%) Value
% of
Net
Assets
Financials (7.7%) - continued
Bank of America Corporation
$ 325,000 4.200%, 8/26/2024 $ 360,635 0.1%
1,000,000 6.250%, 9/5/2024
b,f
1,035,070 0.1%
742,000 5.125%, 6/20/2024
b,f
734,064 0.1%
663,000 3.864%, 7/23/2024
b
720,376 0.1%
445,000 3.550%, 3/5/2024
b
475,502 0.1%
373,000 1.319%, 6/19/2026
b
373,882 0.1%
284,000 3.499%, 5/17/2022
b
290,747 <0.1%
282,000 2.738%, 1/23/2022
b
285,131 <0.1%
276,000 3.004%, 12/20/2023
b
290,286 <0.1%
160,000 3.458%, 3/15/2025
b
173,543 <0.1%
J.P. Morgan Chase &
Company
663,000 3.375% - 3.875%,
5/1/2023 - 9/10/2024 721,942 0.2%
1,454,000 5.000%, 8/1/2024
b,f
1,398,464 0.2%
960,000 4.600%, 2/1/2025
b,f
855,936 0.1%
635,000 4.023%, 12/5/2024
b
699,702 0.1%
480,000 5.150%, 5/1/2023
b,f
466,800 0.1%
376,000 2.776%, 4/25/2023
b
389,285 0.1%
289,000 2.250%, (LIBOR 3M +
1.230%), 10/24/2023
b
292,158 <0.1%
149,000 2.083%, 4/22/2026
b
154,592 <0.1%
122,000 1.514%, 6/1/2024
b
123,973 <0.1%
Other Securities
^
69,893,502 6.3%
Total 80,032,315
Foreign Government (<0.1%)
Other Securities
^
182,705 <0.1%
Total 182,705
Mortgage-Backed Securities (11.1%)
Federal Home Loan Mortgage
Corporation Conventional
15-Yr. Pass Through
206,529 3.500%, 5/1/2034 217,606 <0.1%
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
6,134,431 3.000%, 3/25/2050 6,465,449 0.6%
2,502,046 3.000%, 4/1/2050 2,637,060 0.3%
3,441,216 3.500%, 7/1/2047 3,633,631 0.3%
Federal National Mortgage
Association
2,932,940 3.500%, 10/1/2048 3,090,704 0.3%
2,261,135 3.500%, 6/1/2049 2,393,401 0.2%
3,437,518 3.500%, 8/1/2049 3,635,412 0.4%
1,671,532 4.500%, 5/1/2048 1,797,875 0.2%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
15,465,000 2.000%, 7/1/2035
g
15,994,797 1.5%
15,530,000 2.500%, 7/1/2035
g
16,254,935 1.6%
13,450,000 3.000%, 8/1/2049
g
14,141,474 1.4%
1,275,000 2.000%, 8/1/2035
g
1,316,637 0.1%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
9,200,000 2.000%, 7/1/2050
g
9,410,234 0.9%
28,300,000 2.500%, 7/1/2050
g
29,490,590 2.8%

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(51.4%) Value
% of
Net
Assets
Mortgage-Backed Securities (11.1%) -
continued
$ 4,949,328 4.000%, 7/1/2048 $ 5,240,814 0.5%
Total 115,720,619
Technology (1.9%)
Nuance Communications,
Inc., Convertible
2,057,000 1.250%, 4/1/2025 2,867,987 0.3%
Other Securities
^
16,555,249 1.6%
Total 19,423,236
Transportation (0.5%)
Other Securities
^
5,721,270 0.5%
Total 5,721,270
U.S. Government & Agencies (0.1%)
Other Securities
^
601,420 0.1%
Total 601,420
Utilities (1.2%)
Other Securities
^
12,704,787 1.2%
Total 12,704,787
Total Long-Term Fixed
Income
(cost $536,024,563) 534,484,930
Shares Common Stock ( 25.1% ) Value
% of
Net
Assets
Communications Services (1.6%)
1,855 Alphabet, Inc., Class A
h
2,630,483 0.3%
Other Securities
^
13,750,674 1.3%
Total 16,381,157
Consumer Discretionary (2.6%)
2,029 Amazon.com, Inc.
h
5,597,646 0.6%
Other Securities
^
21,353,011 2.0%
Total 26,950,657
Consumer Staples (1.2%)
Other Securities
^
12,024,575 1.2%
Total 12,024,575
Energy (1.0%)
Other Securities
^
10,092,593 1.0%
Total 10,092,593
Financials (3.6%)
89,047 Bank of America Corporation 2,114,866 0.2%
Shares Common Stock (25.1%) Value
% of
Net
Assets
Financials (3.6%) - continued
9,088 J.P. Morgan Chase &
Company $ 854,817 0.1%
Other Securities
^
34,547,137 3.3%
Total 37,516,820
Health Care (3.8%)
14,489 Danaher Corporation 2,562,090 0.3%
19,830 Johnson & Johnson 2,788,693 0.3%
Other Securities
^
34,610,920 3.2%
Total 39,961,703
Industrials (3.2%)
Other Securities
^
33,003,247 3.2%
Total 33,003,247
Information Technology (5.6%)
56,106 Advanced Micro Devices,
Inc.
h
2,951,737 0.3%
17,178 Apple, Inc. 6,266,534 0.6%
59,119 Cisco Systems, Inc. 2,757,310 0.3%
38,322 Microsoft Corporation 7,798,910 0.8%
Other Securities
^
38,684,080 3.6%
Total 58,458,571
Materials (1.0%)
Other Securities
^
10,839,118 1.0%
Total 10,839,118
Real Estate (1.1%)
Other Securities
^
10,934,441 1.1%
Total 10,934,441
Utilities (0.4%)
Other Securities
^
4,450,423 0.4%
Total 4,450,423
Total Common Stock
(cost $241,327,433) 260,613,305
Shares
Registered Investment
Companies ( 7.0% ) Value
% of
Net
Assets
Unaffiliated  (1.8%)
200,314 Invesco Senior Loan ETF 4,276,704 0.4%
57,910 SPDR Bloomberg Barclays
High Yield Bond ETF 5,858,176 0.6%
33,625 Vanguard Short-Term
Corporate Bond ETF 2,779,442 0.3%
Other Securities
^
5,731,241 0.5%
Total 18,645,563

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (7.0%) Value
% of
Net
Assets
Affiliated  (5.2%)
5,583,919 Thrivent Core Emerging
Markets Debt Fund $ 54,108,178 5.2%
Total 54,108,178
Total Registered Investment
Companies (cost
$73,276,450) 72,753,741
Shares Preferred Stock ( 1.5% ) Value
% of
Net
Assets
Communications Services (<0.1%)
Other Securities
^
382,560 <0.1%
Total 382,560
Consumer Discretionary (<0.1%)
Other Securities
^
52,008 <0.1%
Total 52,008
Consumer Staples (0.2%)
Other Securities
^
1,766,358 0.2%
Total 1,766,358
Energy (0.2%)
Other Securities
^
1,813,806 0.2%
Total 1,813,806
Financials (1.0%)
17,600 Bank of America Corporation,
5.000%
f
444,576 <0.1%
379 Bank of America Corporation,
Convertible, 7.250%
f
508,694 0.1%
13,150 J.P. Morgan Chase &
Company, 4.750%
f
329,802 <0.1%
2,167 Wells Fargo & Company,
Convertible, 7.500%
f
2,810,599 0.3%
Other Securities
^
6,504,787 0.6%
Total 10,598,458
Health Care (<0.1%)
Other Securities
^
294,175 <0.1%
Total 294,175
Industrials (0.1%)
Other Securities
^
601,884 0.1%
Total 601,884
Real Estate (<0.1%)
Other Securities
^
81,035 <0.1%
Total 81,035
Shares Preferred Stock (1.5%) Value
% of
Net
Assets
Utilities (<0.1%)
Other Securities
^
$ 514,484 <0.1%
Total 514,484
Total Preferred Stock
(cost $17,756,215) 16,104,768
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of
Net
Assets
5,046,941 Thrivent Cash Management
Trust 5,046,941 0.5%
Total Collateral Held for
Securities Loaned
(cost $5,046,941) 5,046,941
Shares or
Principal
Amount
Short-Term Investments
( 11.7% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
11,891,012 0.750% 119,029,025 11.4%
Other Securities
^
2,899,443 0.3%
Total Short-Term
Investments (cost
$121,791,657) 121,928,468
Total Investments (cost
$1,123,713,076) 108.6% $1,129,910,915
Other Assets and Liabilities,
Net (8.6%) (89,485,113)
Total Net Assets 100.0% $1,040,425,802
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $209,987,576 or 20.2%
of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed delivery basis.
h Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,763,618
Common Stock 2,128,913
Total lending $4,892,531
Gross amount payable upon return of
collateral for securities loaned $5,046,941
Net amounts due to counterparty
$154,410
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 56,154,591
Gross unrealized depreciation (50,635,833)
Net unrealized appreciation (depreciation) $ 5,518,758
Cost for federal income tax purposes $ 1,124,193,084

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,121,823 – 5,488,036 633,787
Capital Goods 11,399,203 – 10,647,451 751,752
Communications Services 32,019,777 – 32,019,777 –
Consumer Cyclical 17,827,310 – 17,827,310 –
Consumer Non-Cyclical 18,289,497 – 18,113,780 175,717
Energy 5,859,603 – 5,859,603 –
Financials 10,363,052 – 10,138,126 224,926
Technology 11,430,858 – 11,430,858 –
Transportation 2,121,664 – 2,121,664 –
Utilities 3,545,975 – 3,545,975 –
Long-Term Fixed Income
Asset-Backed Securities 40,850,754 – 40,850,754 –
Basic Materials 9,297,285 – 9,297,285 –
Capital Goods 20,425,480 – 20,425,480 –
Collateralized Mortgage Obligations 102,878,899 – 99,953,899 2,925,000
Commercial Mortgage-Backed Securities 3,082,005 – 3,082,005 –
Communications Services 33,387,546 – 33,387,546 –
Consumer Cyclical 30,010,880 – 30,010,880 –
Consumer Non-Cyclical 35,189,116 – 35,189,116 –
Energy 24,976,613 – 24,976,613 –
Financials 80,032,315 – 80,032,315 –
Foreign Government 182,705 – 182,705 –
Mortgage-Backed Securities 115,720,619 – 115,720,619 –
Technology 19,423,236 – 19,423,236 –
Transportation 5,721,270 – 5,721,270 –
U.S. Government & Agencies 601,420 – 601,420 –
Utilities 12,704,787 – 12,704,787 –
Common Stock
Communications Services 16,381,157 13,491,913 2,889,244 –
Consumer Discretionary^ 26,950,657 22,521,282 4,429,375 0
Consumer Staples 12,024,575 8,625,124 3,399,451 –
Energy 10,092,593 8,041,512 2,049,081 2,000
Financials 37,516,820 25,753,018 11,763,802 –
Health Care 39,961,703 29,731,732 10,229,971 –
Industrials 33,003,247 22,515,317 10,121,097 366,833
Information Technology 58,458,571 51,891,431 6,567,140 –
Materials 10,839,118 6,251,265 4,587,853 –
Real Estate 10,934,441 7,211,663 3,722,778 –
Utilities 4,450,423 3,937,398 513,025 –
Registered Investment Companies
Unaffiliated 18,645,563 18,645,563 – –
Preferred Stock
Communications Services 382,560 382,560 – –
Consumer Discretionary 52,008 52,008 – –
Consumer Staples 1,766,358 1,766,358 – –
Energy 1,813,806 1,813,806 – –
Financials 10,598,458 10,209,433 389,025 –
Health Care 294,175 294,175 – –
Industrials 601,884 601,884 – –
Real Estate 81,035 81,035 – –
Utilities 514,484 514,484 – –
Short-Term Investments 2,899,443 – 2,899,443 –
Subtotal Investments in Securities $951,726,771 $234,332,961 $712,313,795 $5,080,015
Other Investments  * Total
Affiliated Registered Investment Companies 54,108,178
Affiliated Short-Term Investments 119,029,025
Collateral Held for Securities Loaned 5,046,941
Subtotal Other Investments $178,184,144
Total Investments at Value $1,129,910,915

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 146,494 146,494 – –
Credit Default Swaps 6,412 – 6,412 –
Total Asset Derivatives $152,906 $146,494 $6,412 $–
Liability Derivatives
Futures Contracts 351,979 351,979 – –
Total Liability Derivatives $351,979 $351,979 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$1,799,669 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 153 September 2020 $ 33,783,587 $ 3,117
CBOT 5-Yr. U.S. Treasury Note 53 September 2020 6,636,345 27,991
CME E-mini S&P 500 Index 5 September 2020 797,091 (24,541)
CME Ultra Long Term U.S. Treasury Bond 1 September 2020 216,550 1,606
ICE mini MSCI EAFE Index 18 September 2020 1,588,899 11,661
Total Futures Long Contracts $ 43,022,472 $ 19,834
CBOT 10-Yr. U.S. Treasury Note (158) September 2020 ( $ 21,887,429) ( $ 101,728)
CBOT U.S. Long Bond (19) September 2020 (3,400,938) 8,250
CME E-mini Russell 2000 Index (56) September 2020 (3,826,213) (199,067)
CME E-mini S&P 500 Index (18) September 2020 (2,875,049) 93,869
Ultra 10-Yr. U.S. Treasury Note (25) September 2020 (3,910,466) (26,643)
Total Futures Short Contracts ( $ 35,900,095) ($225,319)
Total Futures Contracts $ 7,122,377 ($205,485)

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of June 30, 2020. Investments totaling $299,909 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 1,843,000) $ – $ 6,412 $ 6,412
Total Credit Default Swaps $– $6,412 $6,412
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Diversified Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 105,530
Total Equity Contracts 105,530
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 40,964
Total Interest Rate Contracts 40,964
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 6,412
Total Credit Contracts 6,412
Total Asset Derivatives $152,906
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 223,608
Total Equity Contracts 223,608
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 128,371
Total Interest Rate Contracts 128,371
Total Liability Derivatives $351,979
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,929,573
Total Interest Rate Contracts 1,929,573
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (245,633)
Total Equity Contracts (245,633)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (192,778)
Total Foreign Exchange Contracts (192,778)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,066
Total Credit Contracts 1,066
Total $1,492,228
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 84,534
Total Equity Contracts 84,534
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 126,573
Total Interest Rate Contracts 126,573
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 6,412
Total Credit Contracts 6,412
Total $132,400
The following table presents Diversified Income Plus Fund's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,103,064
Futures - Short (11,041,581)
Interest Rate Contracts
Futures - Long 56,534,057
Futures - Short (13,327,826)
Foreign Exchange Contracts
Futures - Long 4,404,255
Credit Contracts
Credit Default Swaps - Sell
Protection (559)

Diversified Income Plus Fund
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $53,623 $1,829 $– $54,108 5,584 5.2%
Total Affiliated Registered Investment
Companies 53,623 54,108 5.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 130,402 198,042 209,515 119,029 11,891 11.4
Total Affiliated Short-Term Investments 130,402 119,029 11.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,772 119,785 120,510 5,047 5,047 0.5
Total Collateral Held for Securities Loaned 5,772 5,047 0.5
Total Value
$189,797
$178,184
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,344) $– $1,209
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (37) 137 – 999
Total Income/Non Income Cash from Affiliated
Investments $2,208
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total $(37) $(1,207) $–

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 49.4% ) Value
Basic Materials (2.1%)
BHP Billiton Finance USA, Ltd.
$ 100,000 6.750%,  10/19/2075
a,b
$ 115,250
Cleveland-Cliffs, Inc.
15,000 5.750%,  3/1/2025 12,770
20,000 9.875%,  10/17/2025
a
20,979
First Quantum Minerals, Ltd.
60,000 7.250%,  4/1/2023
a
57,587
Freeport-McMoRan, Inc.
20,000 4.125%,  3/1/2028 19,400
30,000 4.250%,  3/1/2030 29,100
Krayton Polymers, LLC
35,000 7.000%,  4/15/2025
a
35,175
Methanex Corporation
40,000 5.250%,  12/15/2029 35,199
Novelis Corporation
40,000 5.875%,  9/30/2026
a
39,906
20,000 4.750%,  1/30/2030
a
19,100
Olin Corporation
75,000 5.125%,  9/15/2027 70,125
Peabody Securities Finance
Corporation
40,000 6.375%,  3/31/2025
a
21,200
Tronox Finance plc
60,000 5.750%,  10/1/2025
a
55,500
Total 531,291
Capital Goods (3.3%)
AECOM
50,000 5.125%,  3/15/2027 53,750
Aerojet Rocketdyne Holdings, Inc.,
Convertible
8,000 2.250%,  12/15/2023 12,803
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
51,562
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a,c
35,831
Building Materials Corporation of
America
50,000 6.000%,  10/15/2025
a
51,464
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
8,414
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 50,630
Crown Americas Capital
Corporation IV
60,000 4.500%,  1/15/2023 61,200
Fortive Corporation, Convertible
9,000 0.875%,  2/15/2022 8,840
General Electric Company
100,000 5.000%,  1/21/2021
b,d
78,510
H&E Equipment Services, Inc.
85,000 5.625%,  9/1/2025 85,832
KBR, Inc., Convertible
20,000 2.500%,  11/1/2023 22,465
Owens-Brockway Glass Container,
Inc.
10,000 5.000%,  1/15/2022
a
10,000
Patrick Industries, Inc., Convertible
6,000 1.000%,  2/1/2023 5,997
Principal
Amount Long-Term Fixed Income (49.4%) Value
Capital Goods (3.3%) - continued
Spirit AeroSystems, Inc.
$ 10,000 7.500%,  4/15/2025
a
$ 9,863
Textron Financial Corporation
150,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
a,b
93,750
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
24,984
45,000 5.500%,  11/15/2027 39,282
TTM Technologies, Inc.,
Convertible
7,000 1.750%,  12/15/2020 8,785
Tutor Perini Corporation,
Convertible
2,000 2.875%,  6/15/2021 1,884
United Rentals North America, Inc.
50,000 4.875%,  1/15/2028 51,250
70,000 4.000%,  7/15/2030 67,706
WESCO Distribution, Inc.
10,000 7.250%,  6/15/2028
a
10,546
Total 845,348
Collateralized Mortgage Obligations (0.6%)
GMACM Mortgage Loan Trust
37,998
3.985%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
35,028
Residential Accredit Loans, Inc.
Trust
69,301
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 61,889
WaMu Mortgage Pass Through
Certificates
66,570
2.384%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
58,313
Total 155,230
Communications Services (6.6%)
AMC Networks, Inc.
55,000 5.000%,  4/1/2024 54,450
CCO Holdings, LLC
65,000 5.500%,  5/1/2026
a
67,356
120,000 4.500%,  8/15/2030
a
122,460
Clear Channel Worldwide
Holdings, Inc.
35,000 5.125%,  8/15/2027
a
33,600
CSC Holdings, LLC
60,000 5.500%,  5/15/2026
a
61,582
20,000 4.125%,  12/1/2030
a
19,826
DISH Network Corporation,
Convertible
29,000 3.375%,  8/15/2026 26,640
Embarq Corporation
30,000 7.995%,  6/1/2036 33,690
Front Range BidCo, Inc.
40,000 4.000%,  3/1/2027
a
37,962
GCI Liberty, Inc., Convertible
45,000 1.750%,  9/30/2046
a
62,909
Gray Television, Inc.
40,000 5.875%,  7/15/2026
a
39,850
iHeartCommunications, Inc.
25,000 4.750%,  1/15/2028
a
23,063

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (49.4%) Value
Communications Services (6.6%) - continued
Lamar Media Corporation
$ 30,000 3.750%,  2/15/2028
a
$ 28,284
Level 3 Financing, Inc.
75,000 4.625%,  9/15/2027
a
75,563
40,000 4.250%,  7/1/2028
a
39,947
Liberty Media Corporation,
Convertible
7,000 1.000%,  1/30/2023 7,590
Neptune Finco Corporation
50,000 10.875%,  10/15/2025
a
53,750
Netflix, Inc.
65,000 4.875%,  4/15/2028 69,503
Nexstar Escrow Corporation
110,000 5.625%,  7/15/2027
a
110,007
SFR Group SA
60,000 7.375%,  5/1/2026
a
62,636
Sirius XM Radio, Inc.
70,000 5.000%,  8/1/2027
a
71,807
Sprint Corporation
60,000 7.250%,  9/15/2021 62,901
65,000 7.625%,  2/15/2025 74,994
Telesat Canada / Telesat, LLC
45,000 4.875%,  6/1/2027
a
44,100
T-Mobile USA, Inc.
60,000 4.500%,  2/1/2026 60,718
Univision Communications, Inc.
30,000 6.625%,  6/1/2027
a
28,650
VeriSign, Inc.
125,000 4.750%,  7/15/2027 131,311
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
43,362
Virgin Media Secured Finance plc
50,000 5.500%,  8/15/2026
a
51,147
Windstream Services, LLC
20,000 8.625%,  10/31/2025
a,e
12,000
Ziggo BV
50,000 5.500%,  1/15/2027
a
50,815
Total 1,662,473
Consumer Cyclical (5.1%)
1011778 B.C., ULC
55,000 4.375%,  1/15/2028
a
53,910
Allison Transmission, Inc.
60,000 4.750%,  10/1/2027
a
59,550
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,125
Brookfield Property REIT, Inc.
20,000 5.750%,  5/15/2026
a
16,900
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
47,815
Burlington Stores, Inc., Convertible
14,000 2.250%,  4/15/2025
a
15,910
Carnival Corporation, Convertible
7,000 5.750%,  4/1/2023
a
11,270
Cedar Fair, LP
20,000 5.250%,  7/15/2029
a
18,082
Colt Merger Sub, Inc.
30,000 6.250%,  7/1/2025
a,f
29,766
Principal
Amount Long-Term Fixed Income (49.4%) Value
Consumer Cyclical (5.1%) - continued
Dana, Inc.
$ 40,000 5.625%,  6/15/2028 $ 39,708
Dick's Sporting Goods, Inc.,
Convertible
19,000 3.250%,  4/15/2025
a
26,299
Ford Motor Company
10,000 9.000%,  4/22/2025 10,812
10,000 9.625%,  4/22/2030 11,843
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 66,748
95,000 4.134%,  8/4/2025 90,103
Hanesbrands, Inc.
125,000 4.875%,  5/15/2026
a
125,937
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
30,065
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 48,813
International Game Technology plc
30,000 5.250%,  1/15/2029
a
29,175
Landry's, Inc.
35,000 6.750%,  10/15/2024
a
25,156
Lennar Corporation
60,000 4.750%,  5/30/2025 64,050
Live Nation Entertainment, Inc.,
Convertible
18,000 2.500%,  3/15/2023 18,259
Marriott Vacations Worldwide
Corporation, Convertible
4,000 1.500%,  9/15/2022 3,683
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
49,750
MGM Resorts International
45,000 5.500%,  4/15/2027 43,507
Penn National Gaming, Inc.,
Convertible
4,000 2.750%,  5/15/2026 5,992
Prime Security Services Borrower,
LLC
60,000 5.750%,  4/15/2026
a
62,175
Royal Caribbean Cruises, Ltd.
20,000 9.125%,  6/15/2023
a
19,840
Royal Caribbean Cruises, Ltd.,
Convertible
13,000 4.250%,  6/15/2023
a
12,090
Scientific Games International, Inc.
60,000 5.000%,  10/15/2025
a
55,396
ServiceMaster Company, LLC
60,000 5.125%,  11/15/2024
a
60,825
Six Flags Entertainment
Corporation
20,000 5.500%,  4/15/2027
a
17,875
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
a
20,675
Staples, Inc.
50,000 7.500%,  4/15/2026
a
39,288
Under Armour, Inc., Convertible
2,000 1.500%,  6/1/2024
a
2,263
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
a
50,750
Total 1,286,405

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (49.4%) Value
Consumer Non-Cyclical (5.3%)
Albertson's Companies, Inc.
$ 75,000 6.625%,  6/15/2024 $ 76,875
Aramark Services, Inc.
30,000 6.375%,  5/1/2025
a
30,979
Bausch Health Companies, Inc.
20,000 7.000%,  1/15/2028
a
20,600
10,000 5.000%,  1/30/2028
a
9,415
10,000 5.250%,  1/30/2030
a
9,487
Cardtronics, Inc., Convertible
9,000 1.000%,  12/1/2020 8,876
Centene Corporation
50,000 5.375%,  6/1/2026
a
51,833
40,000 4.250%,  12/15/2027 41,276
20,000 4.625%,  12/15/2029 21,175
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
39,780
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
20,575
Encompass Health Corporation
50,000 4.500%,  2/1/2028 47,956
Energizer Holdings, Inc.
80,000 6.375%,  7/15/2026
a
82,717
HCA, Inc.
95,000 5.375%,  2/1/2025 101,769
Illumina, Inc., Convertible
1,000 0.500%,  6/15/2021 1,488
JBS Investments II GmbH
20,000 5.750%,  1/15/2028
a
19,771
JBS USA, LLC
125,000 6.500%,  4/15/2029
a
132,656
Kraft Foods Group, Inc.
30,000 5.000%,  6/4/2042 31,600
Kraft Heinz Foods Company
70,000 4.625%,  1/30/2029 75,445
50,000 3.750%,  4/1/2030
a
51,617
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
30,075
Par Pharmaceutical, Inc.
35,000 7.500%,  4/1/2027
a
35,917
Post Holdings, Inc.
30,000 5.750%,  3/1/2027
a
31,050
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,b,d
45,430
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 36,006
Simmons Foods, Inc.
20,000 5.750%,  11/1/2024
a
19,000
Spectrum Brands, Inc.
20,000 5.750%,  7/15/2025 20,525
10,000 5.000%,  10/1/2029
a
9,875
10,000 5.500%,  7/15/2030
a
10,013
Tenet Healthcare Corporation
20,000 4.625%,  7/15/2024 19,599
60,000 5.125%,  11/1/2027
a
59,202
Teva Pharmaceutical Finance
Netherlands III BV
35,000 2.800%,  7/21/2023 33,075
Principal
Amount Long-Term Fixed Income (49.4%) Value
Consumer Non-Cyclical (5.3%) - continued
VRX Escrow Corporation
$ 125,000 6.125%,  4/15/2025
a
$ 126,784
Total 1,352,441
Energy (4.6%)
Antero Resources Corporation
20,000 5.000%,  3/1/2025 11,800
Archrock Partners, LP
30,000 6.250%,  4/1/2028
a
27,459
BP Capital Markets plc
44,000 4.875%,  12/29/2049
b,d
45,430
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 28,201
Cheniere Energy Partners, LP
80,000 5.625%,  10/1/2026 79,215
Continental Resources, Inc.
20,000 5.000%,  9/15/2022 19,684
DCP Midstream Operating, LP
20,000 5.625%,  7/15/2027 20,150
Enagas SA
35,000 5.500%,  1/15/2028
a
30,275
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
85,695
Endeavor Energy Resources, LP
10,000 5.500%,  1/30/2026
a
9,575
30,000 5.750%,  1/30/2028
a
28,800
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,d
19,130
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
65,231
EQM Midstream Partners LP
30,000 6.500%,  7/1/2027
a
30,730
EQT Corporation
40,000 3.900%,  10/1/2027 32,537
EQT Corporation, Convertible
5,000 1.750%,  5/1/2026
a
5,172
Murphy Oil Corporation
20,000 5.875%,  12/1/2027 17,600
Nabors Industries, Ltd.
35,000 7.250%,  1/15/2026
a
21,525
Occidental Petroleum Corporation
20,000 2.700%,  8/15/2022 18,619
50,000 2.900%,  8/15/2024 42,750
10,000 3.400%,  4/15/2026 8,175
30,000 3.500%,  8/15/2029 22,029
20,000 6.450%,  9/15/2036 17,118
20,000 4.400%,  4/15/2046 13,944
Parsley Energy, LLC
50,000 5.625%,  10/15/2027
a
49,250
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 916
Pioneer Natural Resources
Company, Convertible
5,000 0.250%,  5/15/2025
a
5,899
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,d
42,825
QEP Resources, Inc.
20,000 5.625%,  3/1/2026 12,700

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (49.4%) Value
Energy (4.6%) - continued
Southwestern Energy Company
$ 50,000 7.500%,  4/1/2026 $ 43,765
Sunoco, LP
60,000 5.500%,  2/15/2026 58,200
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 38,600
20,000 5.000%,  1/15/2028 18,808
TransCanada Trust
105,000 5.300%,  3/15/2077
b
103,163
Transocean Guardian, Ltd.
41,751 5.875%,  1/15/2024
a
36,312
Western Midstream Operating, LP
20,000 3.950%,  6/1/2025 18,734
WPX Energy, Inc.
50,000 5.250%,  10/15/2027 46,709
Total 1,176,725
Financials (13.4%)
Ally Financial, Inc.
40,000 5.750%,  11/20/2025 42,733
Ares Capital Corporation,
Convertible
4,000 4.625%,  3/1/2024 3,895
Australia and New Zealand
Banking Group, Ltd.
100,000 6.750%,  6/15/2026
a,b,d
110,938
BAC Capital Trust XIV
30,000
4.000%,  (LIBOR 3M +
0.400%), 6/17/2020
b,d
26,812
Bank of America Corporation
190,000 6.250%,  9/5/2024
b,d
196,663
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,d
22,880
Bank of Nova Scotia
66,000 4.900%,  6/4/2025
b,d
65,876
Barclays plc
25,000 7.750%,  9/15/2023
b,d
25,406
105,000 8.000%,  6/15/2024
b,d
108,806
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 4.375%,  5/5/2022 4,688
BNP Paribas SA
100,000 7.625%,  3/30/2021
a,b,d
101,500
Cascades USA, Inc.
35,000 5.125%,  1/15/2026
a
35,525
Charles Schwab Corporation
41,000 5.375%,  6/1/2025
b,d
43,801
CIT Group, Inc.
50,000 4.750%,  2/16/2024 50,713
Citigroup, Inc.
131,000 6.125%,  11/15/2020
b,d
128,216
60,000 5.000%,  9/12/2024
b,d
56,478
30,000 5.950%,  5/15/2025
b,d
29,790
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,d
22,326
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
24,142
Credit Agricole SA
100,000 8.125%,  12/23/2025
a,b,d
114,125
Principal
Amount Long-Term Fixed Income (49.4%) Value
Financials (13.4%) - continued
Credit Suisse Group AG
$ 45,000 7.500%,  12/11/2023
a,b,d
$ 48,375
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
29,025
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 7,735
FTI Consulting, Inc., Convertible
23,000 2.000%,  8/15/2023 29,068
Goldman Sachs Group, Inc.
50,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,d
45,835
50,000 5.500%,  8/10/2024
b,d
51,818
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
8,000 4.125%,  9/1/2022 9,249
Hartford Financial Services Group,
Inc.
100,000
2.517%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
77,000
HSBC Holdings plc
106,000 6.375%,  9/17/2024
b,d
106,927
46,000 6.375%,  3/30/2025
b,d
47,236
31,000 6.500%,  3/23/2028
b,d
31,814
Icahn Enterprises, LP
50,000 6.375%,  12/15/2025 49,500
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
48,709
iStar, Inc., Convertible
2,000 3.125%,  9/15/2022 2,129
J.P. Morgan Chase & Company
145,000
4.753%,  (LIBOR 3M +
3.320%), 7/1/2020
b,d
127,963
100,000 5.150%,  5/1/2023
b,d
97,250
60,000 5.000%,  8/1/2024
b,d
57,708
J.P. Morgan Chase Capital XXIII
100,000
1.392%,  (LIBOR 3M +
1.000%), 5/15/2047
b
70,270
Lincoln National Corporation
100,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
66,500
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
b,d
43,567
100,000 6.657%,  5/21/2037
a,b,d
112,625
Macquarie Bank, Ltd.
100,000 6.125%,  3/28/2027
a,b,d
99,000
MGIC Investment Corporation,
Convertible
39,000 9.000%,  4/1/2063
a
46,800
MGM Growth Properties Operating
Partnership, LP
30,000 4.500%,  9/1/2026 29,793
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 50,250
Nippon Life Insurance Company
54,000 3.400%,  1/23/2050
a,b
55,890
Outfront Media Cap, LLC
30,000 4.625%,  3/15/2030
a
27,499
Quicken Loans, Inc.
40,000 5.750%,  5/1/2025
a
40,892

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (49.4%) Value
Financials (13.4%) - continued
Regions Financial Corporation
$ 44,000 5.750%,  12/29/2049
b,d
$ 45,289
Royal Bank of Scotland Group plc
100,000 8.625%,  8/15/2021
b,d
103,975
Societe Generale SA
100,000 8.000%,  9/29/2025
a,b,d
111,500
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 20,519
30,000 7.125%,  3/15/2026 31,050
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,d
103,220
Starwood Property Trust, Inc.,
Convertible
3,000 4.375%,  4/1/2023 2,867
Truist Financial Corporation
99,000 4.950%,  9/1/2025
b,d
101,228
USB Realty Corporation
60,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,d
47,850
VICI Properties, LP / VICI Note
Company, Inc.
10,000 4.250%,  12/1/2026
a
9,596
10,000 3.750%,  2/15/2027
a
9,400
10,000 4.625%,  12/1/2029
a
9,750
10,000 4.125%,  8/15/2030
a
9,538
Wachovia Capital Trust II
100,000
1.719%,  (LIBOR 3M +
0.500%), 1/15/2027
b
87,098
Total 3,418,620
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,453
32,000 0.375%,  9/1/2027
a
34,810
CDW, LLC
30,000 4.250%,  4/1/2028 30,572
CommScope Technologies
Finance, LLC
60,000 6.000%,  6/15/2025
a
57,942
Diamond Sports Group, LLC
15,000 5.375%,  8/15/2026
a
10,873
40,000 6.625%,  8/15/2027
a
21,440
Harland Clarke Holdings
Corporation
35,000 8.375%,  8/15/2022
a
29,329
Iron Mountain, Inc.
20,000 5.000%,  7/15/2028
a
19,525
J2 Global, Inc., Convertible
11,000 3.250%,  6/15/2029 11,975
Lumentum Holdings, Inc.,
Convertible
10,000 0.250%,  3/15/2024 14,575
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 20,651
NCR Corporation
50,000 6.125%,  9/1/2029
a
50,244
Nuance Communications, Inc.,
Convertible
60,000 1.250%,  4/1/2025 83,655
Principal
Amount Long-Term Fixed Income (49.4%) Value
Technology (2.1%) - continued
ON Semiconductor Corporation,
Convertible
$ 18,000 1.625%,  10/15/2023 $ 21,843
Open Text Corporation
30,000 4.125%,  2/15/2030
a
29,475
Plantronics, Inc.
40,000 5.500%,  5/31/2023
a
34,850
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,925
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 16,098
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 10,863
Vishay Intertechnology, Inc.,
Convertible
11,000 2.250%,  6/15/2025 10,258
Total 531,356
Transportation (0.6%)
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
a
41,291
Meritor, Inc., Convertible
22,000 3.250%,  10/15/2037 21,915
Mileage Plus Holdings, LLC
10,000 6.500%,  6/20/2027
a,f
10,025
NCL Corporation, Ltd.
15,000 3.625%,  12/15/2024
a
9,188
Southwest Airlines Company,
Convertible
14,000 1.250%,  5/1/2025 16,814
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
52,380
Total 151,613
U.S. Government & Agencies (3.7%)
U.S. Treasury Bonds
820,000 2.375%,  5/15/2029 946,267
Total 946,267
Utilities (2.0%)
Calpine Corporation
40,000 4.500%,  2/15/2028
a
39,200
Dominion Energy, Inc.
46,000 4.650%,  12/15/2024
b,d
45,048
Duke Energy Corporation
45,000 4.875%,  9/16/2024
b,d
44,950
NextEra Energy Operating
Partners, LP
60,000 3.875%,  10/15/2026
a
59,913
NiSource, Inc.
70,000 5.650%,  6/15/2023
b,d
66,850
NRG Energy, Inc., Convertible
2,000 2.750%,  6/1/2048 2,022
Sempra Energy
44,000 4.875%,  12/29/2049
b,d
44,000
Talen Energy Supply, LLC
40,000 7.625%,  6/1/2028
a
40,000
TerraForm Power Operating, LLC
30,000 5.000%,  1/31/2028
a
31,350

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (49.4%) Value
Utilities (2.0%) - continued
TransCanada Trust
$ 85,000 5.875%,  8/15/2076
b
$ 89,867
Vistra Operations Company, LLC
45,000 5.000%,  7/31/2027
a
45,754
Total 508,954
Total Long-Term Fixed Income
(cost $12,678,585) 12,566,723
Shares
Registered Investment
Companies ( 41.0% ) Value
Unaffiliated  (30.9%)
15,000 Aberdeen Asia-Pacific Income
Fund, Inc. 57,150
8,625 AllianceBernstein Global High
Income Fund, Inc. 87,113
10,150 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 113,477
8,773 BlackRock Core Bond Trust 134,841
14,089 BlackRock Corporate High Yield
Fund, Inc. 143,285
8,172 BlackRock Credit Allocation
Income Trust 107,870
15,099 BlackRock Enhanced Equity
Dividend Trust 110,827
7,751 BlackRock Enhanced Global
Dividend Trust 73,014
7,408 BlackRock Multi-Sector Income
Trust 106,749
14,538 BlackRock Resources &
Commodities Strategy Trust 89,118
36,091 BNY Mellon High Yield Strategies
Fund 92,393
3,300 Brookfield Real Assets Income
Fund, Inc. 54,978
4,842 Clough Global Opportunities Fund 42,174
7,879 Cohen & Steers Quality Income
Realty Fund, Inc. 86,117
7,870 Eaton Vance Limited Duration
Income Fund 88,695
8,500 Eaton Vance Senior Floating-Rate
Trust 96,220
6,943 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 51,239
2,948 GSO Senior Floating Rate Term
Fund 37,911
11,440 Invesco Dynamic Credit
Opportunities Fund 101,816
27,780 Invesco Senior Income Trust 96,119
4,200 Invesco Senior Loan ETF 89,670
1,050 iShares International Select 26,376
2,800 iShares Mortgage Real Estate
Capped ETF 69,608
725 iShares Residential Real Estate
ETF 43,565
67,300 iShares S&P U.S. Preferred Stock
Index Fund 2,331,272
6,443 Ivy High Income Opportunities
Fund 72,419
6,300 John Hancock Preferred Income
Fund III 98,847
24,008 Liberty All-Star Equity Fund 137,326
15,780 Madison Covered Call & Equity
Strategy Fund 88,999
Shares
Registered Investment
Companies (41.0%) Value
Unaffiliated  (30.9%)- continued
10,004 New America High Income Fund,
Inc. $ 77,931
15,600 Nuveen Credit Strategies Income
Fund 91,104
7,258 Nuveen Floating Rate Income
Fund 57,338
7,719 Nuveen Global High Income Fund 102,277
11,900 Nuveen Quality Preferred Income
Fund II 100,555
12,350 Nuveen Senior Income Fund 58,045
5,214 Nuveen Short Duration Credit
Opportunities Fund 61,473
6,772 PGIM Global High Yield Fund, Inc. 86,140
9,772 PGIM High Yield Bond Fund, Inc. 129,284
4,450 Pimco Dynamic Credit And
Mortgage Income Fund 82,014
8,296 Pioneer High Income Trust 61,722
3,798 Royce Micro-Cap Trust, Inc. 27,346
4,542 Royce Value Trust, Inc. 56,957
14,124 SPDR Bloomberg Barclays High
Yield Bond ETF 1,428,784
7,950 Templeton Global Income Fund 42,692
615 Tortoise Midstream Energy Fund,
Inc. 10,633
3,629 Tri-Continental Corporation 89,673
3,696 Voya Asia Pacific High Dividend
Equity Income Fund 28,330
16,387 Voya Global Equity Dividend &
Premium Opportunity Fund 79,149
9,250 Voya Infrastructure Industrials and
Materials Fund 83,435
25,211 Wells Fargo Global Dividend
Opportunity Fund 109,164
11,710 Wells Fargo Income Opportunities
Fund 82,204
14,260 Western Asset High Income Fund
II, Inc. 88,412
19,462 Western Asset High Income
Opportunity Fund, Inc. 89,914
Total 7,853,764
Affiliated  (10.1%)
265,339 Thrivent Core Emerging Markets
Debt Fund 2,571,136
Total 2,571,136
Total Registered Investment
Companies (cost $11,035,106) 10,424,900
Shares Common Stock ( 3.3% ) Value
Communications Services (0.1%)
3 Charter Communications, Inc.
g
1,530
167 DISH Network Corporation
g
5,763
284 Twitter, Inc.
g
8,461
Total 15,754
Consumer Discretionary (0.1%)
7 Booking Holdings, Inc.
g
11,146
463 Callaway Golf Company 8,107
327 Carnival Corporation
c
5,369

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (3.3%) Value
Consumer Discretionary (0.1%) - continued
102 Dick's Sporting Goods, Inc. $ 4,209
Total 28,831
Consumer Staples (0.1%)
336 Bunge, Ltd. 13,820
Total 13,820
Energy (0.7%)
34 Cheniere Energy, Inc.
g
1,643
30 Cimarex Energy Company 825
2,070 Enbridge, Inc. 62,969
3,300 Enterprise Products Partners, LP 59,961
4,100 Kinder Morgan, Inc. 62,197
109 PDC Energy, Inc.
g
1,356
25 Pioneer Natural Resources
Company 2,442
Total 191,393
Financials (0.6%)
4,400 AG Mortgage Investment Trust,
Inc. 14,036
10,050 Annaly Capital Management, Inc. 65,928
55 Ares Capital Corporation 795
100 Bank of America Corporation 2,375
180 Blackstone Mortgage Trust, Inc. 4,336
4,300 Granite Point Mortgage Trust, Inc. 30,874
51 Starwood Property Trust, Inc. 763
5,500 Two Harbors Investment
Corporation 27,720
80 Wells Fargo & Company 2,048
Total 148,875
Health Care (0.3%)
49 Anthem, Inc. 12,886
358 Danaher Corporation 63,305
27 Illumina, Inc.
g
10,000
Total 86,191
Industrials (0.1%)
52 Fortive Corporation 3,518
150 Meritor, Inc.
g
2,970
185 Patrick Industries, Inc. 11,331
154 Southwest Airlines Company 5,264
300 Spirit Airlines, Inc.
g
5,340
200 Tutor Perini Corporation
g
2,436
Total 30,859
Information Technology (0.9%)
1,273 Advanced Micro Devices, Inc.
g
66,972
13 Akamai Technologies, Inc.
g
1,392
71 Broadcom, Ltd. 22,408
26 Lam Research Corporation 8,410
171 Lumentum Holdings, Inc.
g
13,925
141 Microchip Technology, Inc. 14,849
764 Micron Technology, Inc.
g
39,361
66 Motorola Solutions, Inc. 9,249
175 Nuance Communications, Inc.
g
4,428
100 ON Semiconductor Corporation
g
1,982
726 Sabre Corporation 5,852
57 ServiceNow, Inc.
g
23,088
Shares Common Stock (3.3%) Value
Information Technology (0.9%) - continued
90 Teradyne, Inc. $ 7,606
Total 219,522
Real Estate (0.4%)
5,500 AGNC Investment Corporation 70,950
80 iSTAR Financial, Inc. 986
225 Lexington Realty Trust 2,374
4,450 New Residential Investment
Corporation 33,063
Total 107,373
Total Common Stock
(cost $1,095,821) 842,618
Shares Preferred Stock ( 2.8% ) Value
Communications Services (0.2%)
2,500 AT&T, Inc., 4.750%
d
59,775
Total 59,775
Consumer Discretionary (<0.1%)
30 International Flavors & Fragrances,
Inc., Convertible, 6.000% 1,329
Total 1,329
Consumer Staples (0.4%)
4,000 CHS, Inc., 6.750%
b,d
95,280
Total 95,280
Energy (0.4%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
57,626
525 Energy Transfer Operating, LP,
7.600%
b,d
10,794
1,415 Nustar Logistics, LP, 7.953%
b
26,942
Total 95,362
Financials (1.7%)
925 Aegon Funding Corporation II,
5.100% 21,256
1,500 Allstate Corporation, 5.100%
d
38,040
9 Bank of America Corporation,
Convertible, 7.250%
d
12,080
1,800 Capital One Financial Corporation,
5.000%
d
40,284
2,000 Citigroup Capital XIII, 7.130%
b
53,000
2,000 Equitable Holdings, Inc., 5.250%
d
45,840
60 First Horizon Bank, 3.750%
a,b,d
39,900
1,300 GMAC Capital Trust I, 6.177%
b
29,146
1,225 J.P. Morgan Chase & Company,
4.750%
d
30,723
2,000 Morgan Stanley, 5.850%
b,d
51,480
250 Synovus Financial Corporation,
5.875%
b,d
5,438
49 Wells Fargo & Company,
Convertible, 7.500%
d
63,553
Total 430,740

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (2.8%) Value
Health Care (<0.1%)
8 Danaher Corporation, Convertible,
5.000% $ 8,589
Total 8,589
Industrials (<0.1%)
2 Fortive Corporation, Convertible,
5.000% 1,722
85 Stanley Black & Decker, Inc.,
Convertible, 5.250% 7,606
Total 9,328
Real Estate (<0.1%)
103 EPR Properties, Convertible,
5.750%
d
1,876
Total 1,876
Utilities (0.1%)
310 Southern Company, Convertible,
6.750% 13,658
Total 13,658
Total Preferred Stock
(cost $808,247) 715,937
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
107,449 Thrivent Cash Management Trust 107,449
Total Collateral Held for
Securities Loaned
(cost $107,449) 107,449
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
68,450 0.750% 685,183
Total Short-Term Investments
(cost $684,326) 685,183
Total Investments (cost
$26,409,534) 99.6% $25,342,810
Other Assets and Liabilities, Net
0.4% 108,917
Total Net Assets 100.0% $25,451,727
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $5,661,273 or 22.2% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is on loan.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 102,375
Common Stock 903
Total lending $103,278
Gross amount payable upon return of
collateral for securities loaned $107,449
Net amounts due to counterparty
$4,171
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $539,514
Gross unrealized depreciation (1,626,651)
Net unrealized appreciation (depreciation) ($1,087,137)
Cost for federal income tax purposes $26,429,947

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 531,291 – 531,291 –
Capital Goods 845,348 – 845,348 –
Collateralized Mortgage Obligations 155,230 – 155,230 –
Communications Services 1,662,473 – 1,662,473 –
Consumer Cyclical 1,286,405 – 1,286,405 –
Consumer Non-Cyclical 1,352,441 – 1,352,441 –
Energy 1,176,725 – 1,176,725 –
Financials 3,418,620 – 3,418,620 –
Technology 531,356 – 531,356 –
Transportation 151,613 – 151,613 –
U.S. Government & Agencies 946,267 – 946,267 –
Utilities 508,954 – 508,954 –
Registered Investment Companies
Unaffiliated 7,853,764 7,853,764 – –
Common Stock
Communications Services 15,754 15,754 – –
Consumer Discretionary 28,831 28,831 – –
Consumer Staples 13,820 13,820 – –
Energy 191,393 191,393 – –
Financials 148,875 148,875 – –
Health Care 86,191 86,191 – –
Industrials 30,859 30,859 – –
Information Technology 219,522 219,522 – –
Real Estate 107,373 107,373 – –
Preferred Stock
Communications Services 59,775 59,775 – –
Consumer Discretionary 1,329 1,329 – –
Consumer Staples 95,280 95,280 – –
Energy 95,362 95,362 – –
Financials 430,740 390,840 39,900 –
Health Care 8,589 8,589 – –
Industrials 9,328 9,328 – –
Real Estate 1,876 1,876 – –
Utilities 13,658 13,658 – –
Subtotal Investments in Securities $21,979,042 $9,372,419 $12,606,623 $–
Other Investments  * Total
Affiliated Registered Investment Companies 2,571,136
Affiliated Short-Term Investments 685,183
Collateral Held for Securities Loaned 107,449
Subtotal Other Investments $3,363,768
Total Investments at Value $25,342,810
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,172 $550 $105 $2,571 265 10.1%
Total Affiliated Registered Investment
Companies 2,172 2,571 10.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 591 12,526 12,433 685 68 2.7
Total Affiliated Short-Term Investments 591 685 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   155 4,587 4,635 107 107 0.4
Total Collateral Held for Securities Loaned 155 107 0.4
Total Value
$2,918
$3,363
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $1 $(47) $– $55
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 0 1 – 7
Total Income/Non Income Cash from Affiliated
Investments $62
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $1 $(46) $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2020 (unaudited)
Diversified
Income Plus
Fund
Multidimensional
Income Fund
Assets
Investments in unaffiliated securities at cost $945,564,440 $23,021,650
Investments in affiliated securities at cost $178,148,636 $3,387,884
Investments in unaffiliated securities at value
(#)
$951,726,771 $21,979,042
Investments in affiliated securities at value 178,184,144 3,363,768
Dividends and interest receivable 4,836,320 172,469
Prepaid expenses 30,447 11,809
Receivable for:
Investments sold 20,237,796 240,551
Investments sold on a delayed delivery basis 10,057,385 30,075
Fund shares sold 586,241 10,508
Expense reimbursements — 9,519
Variation margin on open future contracts 91,110 —
Variation margin on open swap contracts 15,020 —
Total Assets 1,165,765,234 25,817,741
Liabilities
Distributions payable 146,708 14,651
Accrued expenses 98,051 21,738
Cash overdraft 1,029,121 2,220
Payable for:
Investments purchased 19,903,735 47,931
Investments purchased on a delayed delivery basis 97,152,870 69,875
Return of collateral for securities loaned 5,046,941 107,449
Fund shares redeemed 1,003,251 81,309
Variation margin on open future contracts 122,568 —
Investment advisory fees 501,175 12,288
Administrative fees 21,387 6,213
Distribution fees 127,308 —
Transfer agent fees 61,402 1,274
Trustee fees 660 146
Trustee deferred compensation 56,447 920
Contingent liabilities^ — —
Mortgage dollar roll deferred revenue 67,808 —
Total Liabilities 125,339,432 366,014
Net Assets
Capital stock (beneficial interest) 1,043,522,579 27,094,879
Distributable earnings/(accumulated loss) (3,096,777) (1,643,152)
Total Net Assets $1,040,425,802 $25,451,727
Class A Share Capital $579,357,806 $—
Shares of beneficial interest outstanding (Class A) 82,144,923 —
Net asset value per share $7.05 $—
Maximum public offering price $7.38 $—
Class S Share Capital $461,067,996 $25,451,727
Shares of beneficial interest outstanding (Class S) 66,052,800 2,759,370
Net asset value per share $6.98 $9.22
(#)
Includes securities on loan of 4,892,531 103,278
(a) Includes foreign currency holdings of $33,898 (cost $33,896).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2020 (unaudited)
Diversified
Income Plus
Fund
Multidimensional
Income Fund
Investment Income
Dividends $3,897,774 $148,806
Taxable interest 12,569,267 273,905
Income from mortgage dollar rolls 383,586 —
Affiliated income from securities loaned, net 28,892 1,253
Income from affiliated investments 999,666 7,207
Non cash income 16,367 95,734
Non cash income from affiliated investments 1,208,688 54,331
Foreign tax withholding (138,363) (369)
Total Investment Income 18,965,877 580,867
Expenses
Adviser fees 2,824,266 62,393
Administrative service fees 122,648 36,928
Audit and legal fees 22,149 13,009
Custody fees 52,319 8,280
Distribution expenses Class A 724,320 —
Insurance expenses 3,562 1,924
Printing and postage expenses Class A 43,889 —
Printing and postage expenses Class S 39,921 4,415
SEC and state registration expenses 43,994 11,023
Transfer agent fees Class A 232,114 —
Transfer agent fees Class S 193,185 11,316
Trustees' fees 11,789 3,432
Other expenses 45,898 12,795
Total Expenses Before Reimbursement 4,360,054 165,515
Less:
Reimbursement from adviser — (69,090)
Total Net Expenses 4,360,054 96,425
Net Investment Income/(Loss) 14,605,823 484,442
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (12,285,940) (270,840)
Affiliated investments (37,183) 1,118
Futures contracts 1,491,162 —
Foreign currency transactions 28,128 —
Swap agreements 1,066 —
Change in net unrealized appreciation/(depreciation)
on:
Investments (42,776,554) (1,524,686)
Affiliated investments (1,206,976) (46,027)
Futures contracts 125,988 —
Foreign currency transactions 169 —
Swap agreements 6,412 —
Net Realized and Unrealized Gains/(Losses) (54,653,728) (1,840,435)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(40,047,905) $(1,355,993)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Diversified Income Plus Fund Multidimensional Income Fund
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
Operations
Net investment income/(loss) $14,605,823 $30,383,934 $484,442 $762,578
Net realized gains/(losses) (10,802,767) 10,185,334 (269,722) (158,456)
Change in net unrealized appreciation/(depreciation) (43,850,961) 80,143,883 (1,570,713) 2,110,998
Net Change in Net Assets Resulting From Operations (40,047,905) 120,713,151 (1,355,993) 2,715,120
Distributions to Shareholders
From income/realized gains Class A (7,969,178) (21,815,974) – –
From income/realized gains Class S (6,869,364) (15,867,576) (524,391) (807,374)
Total from income/realized gains (14,838,542) (37,683,550) (524,391) (807,374)
From return of capital Class S – – – (69,557)
Total From Return of Capital – – – (69,557)
Total Distributions to Shareholders (14,838,542) (37,683,550) (524,391) (876,931)
Capital Stock Transactions
Class A
Sold 21,430,333 53,394,839 – –
Distributions reinvested 7,262,169 20,025,342 – –
Redeemed (39,142,294) (74,006,885) – –
Total A Capital Stock Transactions (10,449,792) (586,704) – –
Class S
Sold 70,681,529 176,441,276 12,658,373 5,114,007
Distributions reinvested 6,575,563 15,204,265 446,822 726,712
Redeemed (56,343,382) (79,047,329) (6,377,831) (4,965,027)
Total Class S Capital Stock Transactions 20,913,710 112,598,212 6,727,364 875,692
Capital Stock Transactions 10,463,918 112,011,508 6,727,364 875,692
Net Increase/(Decrease) in Net Assets (44,422,529) 195,041,109 4,846,980 2,713,881
Net Assets, Beginning of Period 1,084,848,331 889,807,222 20,604,747 17,890,866
Net Assets, End of Period $1,040,425,802 $1,084,848,331 $25,451,727 $20,604,747
Capital Stock Share Transactions
Class A shares
Sold 3,018,060 7,371,266 – –
Distributions reinvested 1,044,859 2,755,545 – –
Redeemed (5,604,608) (10,242,614) – –
Total A shares (1,541,689) (115,803) – –
Class S shares
Sold 10,041,191 24,615,832 1,313,831 522,140
Distributions reinvested 955,822 2,111,504 48,389 74,150
Redeemed (8,186,441) (11,021,442) (651,856) (507,537)
Total Class S shares 2,810,572 15,705,894 710,364 88,753

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a
Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the
Investment Company Act of 1940 (the “1940 Act”). The Trust is
divided into 25 separate series (each, a "Fund" and, collectively, the
"Funds"), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds, and one money market Fund.
This shareholder report includes Thrivent Diversified Income Plus
Fund and Thrivent Multidimensional Income Fund, two of the Trust’s
25 Funds. The other Funds of the Trust have a fiscal year-end of
October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the
accounting and reporting guidance of the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Share Classes
— The Trust includes two classes of shares: Class
A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of
0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent High Income Municipal Bond Fund,
Thrivent Low Volatility Equity Fund, Thrivent Mid Cap Growth Fund,
Thrivent Mid Cap Value Fund, Thrivent Multidimensional Income
Fund and Thrivent Small Cap Growth Fund offer only Class S
Shares; each of the other 21 Funds of the Trust offer Class A and
Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities.
Major jurisdictions for the Funds include U.S. Federal, Minnesota,
Wisconsin, and Massachusetts as well as certain foreign countries.
As of June 30, 2020, open U.S. Federal, Minnesota, Wisconsin and
Massachusetts tax years include the tax years ended December 31,
2016 through 2019. Additionally, as of June 30, 2020, the tax year ended December 31, 2015 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.
As of June 30, 2020, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Diversified Income Plus Fund and Multidimensional Income Fund
are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.
Derivative Financial Instruments
— Each of the Funds may
invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2020, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the six months ended June 30, 2020, Diversified Income
Plus used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2020, Diversified Income
Plus used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts.
Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2020, Diversified Income
Plus used CDX indices (comprised of credit default swaps) to manage credit risk exposure within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged.  The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Diversified Income Plus
Securities Lending 5,046,941 – 5,046,941 4,892,531 – – 154,410
(^)
Multidimensional Income
Securities Lending 107,449 – 107,449 103,278 – – 4,171
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The
Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in
Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.
Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of June 30, 2020, the value of securities on loan is as follows:
When-Issued and Delayed Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy.
Equity-Linked Structured Securities
— Certain Funds may
invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.  During the six months ended June 30, 2020, none of the Funds engaged in these types of transactions.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the
Fund Securities on Loan
Diversified Income Plus $ 4,892,531
Multidimensional Income 103,278

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.  During the year ended June 30, 2020, none of the
Funds engaged in these types of investments.
Loss Contingencies
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered
Rate ("LIBOR"), plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund along with other portfolios managed
by the investment adviser or an affiliate, participate in a $100 million
($50 million committed, $50 million uncommitted) credit facility (the
"line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Rate or the One-Month LIBOR rate plus 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The Funds had no borrowings during the six months ended June 30, 2020.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— For the six months ended June
30, 2020, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by Thrivent
Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, each Fund may invest cash in other
Funds in the Trust, Thrivent Cash Management Trust, and Thrivent
Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the income plus and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class
A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 30, 2020, Thrivent Investment Management Inc. and Thrivent
Distributors, LLC received $40,858 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee on a per-fund basis plus percentage of net assets to Thrivent
Asset Mgt.  These fees are accrued daily and paid monthly.  For the six months ended June 30, 2020, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $159,577 from the Funds covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2020, Thrivent
Investor Services received $436,160 from the Funds for transfer agent services covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent
Mutual Funds.  Thrivent Money Market Fund is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of the designated series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $18,060 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2020. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Diversified Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500%
Multidimensional Income 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Fund Class A Class S
Expiration
Date
Multidimensional Income N/A 0.85% 2/28/2021

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Distributors,
LLC, and Thrivent Investor Services; however, they receive no compensation from the Trust. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the
independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended June 30, 2020, none of the Funds borrowed cash
through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2020, the tax-basis balance has not yet been determined.
At December 31, 2019, the following Fund had accumulated net realized capital loss carryovers as follows:
To the extent that this Fund realizes net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2020, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2020, the Funds did not hold restricted securities.
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from
or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The
procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-
7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2020, none of the Funds engaged in purchase or sale transactions pursuant to Rule 17a-7 of the 1940 Act that were in excess of 0.450% of net assets.
(7) RELATED PARTY TRANSACTIONS
As of June 30, 2020, no related parties held shares in excess of
5% of the Funds covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and,
Fund
Capital Loss
Carryover Expiration
Multidimensional Income $ 200,651 Unlimited
In thousands
Fund Purchases Sales
Diversified Income Plus $280,668 $254,333
Multidimensional Income 12,056 5,282
In thousands
Fund Purchases Sales
Diversified Income Plus $559,926 $552,062
Multidimensional Income – 201

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues.
As of June 30, 2020, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The amount of a specific risk is dependent on each Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Business Development Company (“BDC”) Risk
— The value
of a BDC’s investments will be affected by portfolio company specific performance as well as the overall economic environment.
Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can magnify the returns of underlying investments.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Fund is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Fund’s management fees and expenses,
resulting in Fund shareholders subject to higher expenses than if they invested directly in CEFs.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established
Fund Sector
% of
Total Net
Assets
Multidimensional Income
Unaffiliated Registered
Investment Companies
30.9%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The economic and political structures
of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies.
Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement
process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government.
Health Crisis Risk
— The global pandemic outbreak of the
novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the
Fund to process shareholder redemptions, and negatively impact
Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. In addition, the phase out of LIBOR (the offered rate for short-term Eurodollar deposits between major international banks)
by the end of 2021 could lead to increased volatility and illiquidity in certain markets that currently rely on LIBOR to determine interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Investment in Other Investment Companies Risk
— Investing
in other investment companies, including CEFs and BDCs, could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The elimination of LIBOR may adversely affect
the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct
Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains
unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The
U.S. Federal Reserve, based on the recommendations of the New
York Federal Reserve’s Alternative Reference Rate Committee
(comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing
Rate (SOFR), that is intended to replace U.S. dollar LIBOR.
Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the
Funds. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2)
whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk and general partner risk.
• An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
• The ability to trade on a public exchange or in the over-the-
counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
• MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Other Funds Risk
— Because the Fund invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Fund is dependent, in part, upon the
performance of Other Funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2020
(unaudited)

(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Quantitative Investing Risk is the
risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.
Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2020 (unaudited) $ 7.42 $ 0.10 $ (0.37) $ (0.27) $ (0.10) $ –
Year Ended 12/31/2019 6.80 0.21 0.67 0.88 (0.22) (0.04)
Year Ended 12/31/2018 7.41 0.23 (0.45) (0.22) (0.24) (0.15)
Year Ended 12/31/2017 7.00 0.21 0.41 0.62 (0.21) –
Year Ended 12/31/2016 6.79 0.22 0.23 0.45 (0.24) –
Year Ended 12/31/2015 7.10 0.23 (0.27) (0.04) (0.24) (0.03)
Class S Shares
Period Ended 6/30/2020 (unaudited) 7.34 0.10 (0.36) (0.26) (0.10) –
Year Ended 12/31/2019 6.73 0.23 0.66 0.89 (0.24) (0.04)
Year Ended 12/31/2018 7.34 0.25 (0.45) (0.20) (0.26) (0.15)
Year Ended 12/31/2017 6.94 0.23 0.40 0.63 (0.23) –
Year Ended 12/31/2016 6.74 0.24 0.22 0.46 (0.26) –
Year Ended 12/31/2015 7.04 0.25 (0.26) (0.01) (0.26) (0.03)
MULTIDIMENSIONAL INCOME FUND
Class S Shares
Period Ended 6/30/2020 (unaudited) 10.06 0.20 (0.83) (0.63) (0.21) –
Year Ended 12/31/2019 9.13 0.38 0.99 1.37 (0.40) –
Year Ended 12/31/2018 10.15 0.41 (0.95) (0.54) (0.44) (0.02)
Year Ended 12/31/2017
(c)
10.00 0.29 0.20 0.49 (0.30) (0.03)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Since fund inception, February 28, 2017.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ – $ (0.10) $ 7.05 (3.66)% $ 579.4 0.95% 2.73% 0.95% 2.73% 82%
– (0.26) 7.42 13.12% 620.6 0.96% 2.96% 0.96% 2.96% 153%
– (0.39) 6.80 (3.10)% 569.8 0.96% 3.16% 0.96% 3.16% 143%
– (0.21) 7.41 8.98% 617.3 0.97% 2.86% 0.97% 2.86% 133%
– (0.24) 7.00 6.70% 591.3 0.97% 3.23% 0.97% 3.23% 91%
– (0.27) 6.79 (0.62)% 585.5 0.98% 3.28% 0.98% 3.28% 108%
– (0.10) 6.98 (3.45)% 461.1 0.71% 2.97% 0.71% 2.97% 82%
– (0.28) 7.34 13.39% 464.2 0.71% 3.18% 0.71% 3.18% 153%
– (0.41) 6.73 (2.88)% 320.1 0.70% 3.46% 0.70% 3.46% 143%
– (0.23) 7.34 9.20% 251.4 0.70% 3.13% 0.70% 3.13% 133%
– (0.26) 6.94 6.91% 158.2 0.70% 3.51% 0.70% 3.51% 91%
– (0.29) 6.74 (0.19)% 108.3 0.69% 3.56% 0.69% 3.56% 108%
– (0.21) 9.22 (6.27)% 25.5 0.85% 4.27% 1.46% 3.66% 25%
(0.04) (0.44) 10.06 15.18% 20.6 1.00% 3.89% 1.60% 3.29% 113%
(0.02) (0.48) 9.13 (5.45)% 17.9 1.15% 4.02% 1.62% 3.55% 96%
(0.01) (0.34) 10.15 4.92% 20.5 1.15% 3.38% 1.57% 2.96% 180%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details - Holdings at ThriventFunds.com or SEC.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust will no longer file Form N-Q and will begin filling Form N-PORT with the SEC. Part F of each Fund’s
N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form
N-Q. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Summary Schedule of Investments
The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings.  A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836.  It is also available at ThriventFunds.com or SEC.gov where it is part of form N-CSRS.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on March 3-4, 2020, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4);
and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification

Additional Information
(unaudited)
methodologies used in determining preliminary liquidity classifications. The Report noted two material changes to the Liquidity Program during the Reporting Period: (1) to incorporate SEC staff guidance regarding extended foreign market holiday closures, and (2) to reflect the addition of a vendor for bank loan classification. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
24042SAR R8-20
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker/dealer, member of FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps save money by reducing printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding, write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001 or
call us at 800-847-4836. We will begin to send separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, call us at 800-847-4836. These documents are also available by visiting
thriventfunds.com .
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, contact your financial adviser. These documents are also available by visiting thriventfunds.com .

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
1
Principal
Amount Bank Loans ( 11.4% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 171,500
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 156,922
Big River Steel, LLC, Term Loan
719,650
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
674,672
Chemours Company, Term Loan
566,950
1.930%,  (LIBOR 1M +
1.750%), 4/3/2025
b
533,642
Hexion, Inc., Term Loan
650,470
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
632,582
Innophos Holdings, Inc., Term
Loan
648,375
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
633,787
Momentive Performance Materials
USA, LLC, Term Loan
616,770
3.430%,  (LIBOR 1M +
3.250%), 5/15/2024
b
575,909
Nouryon USA, LLC, Term Loan
1,099,287
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,028,746
Peabody Energy Corporation,
Term Loan
801,550
2.928%,  (LIBOR 1M +
2.750%), 3/31/2025
b
432,837
Pixelle Specialty Solutions, LLC,
Term Loan
1,278,797
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,202,069
Univar Solutions USA, Inc., Term
Loan
263,675
2.178%,  (LIBOR 1M +
2.000%), 11/22/2026
b
250,657
Total 6,121,823
Capital Goods (1.1%)
Advanced Disposal Services, Inc.,
Term Loan
372,389
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
367,526
Flex Acquisition Company, Inc.
Term Loan
1,307,326
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,228,886
GFL Environmental, Inc., Term
Loan
1,781,918
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,728,835
Mauser Packaging Solutions
Holding Company, Term Loan
925,814
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
828,992
Natgasoline, LLC, Term Loan
783,075
4.313%,  (LIBOR 3M +
3.500%), 11/14/2025
b,e
751,752
Navistar, Inc., Term Loan
1,314,737
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,241,875
Principal
Amount Bank Loans (11.4%)
a
Value
Capital Goods (1.1%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 1,195,881
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 1,139,555
TransDigm, Inc., Term Loan
2,293,475
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,057,568
Vertiv Group Corporation, Term
Loan
2,179,538
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
2,054,214
Total 11,399,203
Communications Services (3.1%)
Altice France SA, Term Loan
577,150
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
545,384
CenturyLink, Inc., Term Loan
3,318,325
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
3,121,084
Charter Communications
Operating, LLC, Term Loan
955,102
1.930%,  (LIBOR 1M +
1.750%), 4/30/2025
b
918,751
CommScope, Inc., Term Loan
1,667,400
3.428%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,575,693
Coral-US Co-Borrower, LLC, Term
Loan
2,695,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,555,210
CSC Holdings, LLC, Term Loan
1,062,150
2.435%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,002,404
2,453,850
2.685%,  (LIBOR 1M +
2.500%), 4/15/2027
b
2,322,839
Diamond Sports Group, LLC, Term
Loan
1,941,859
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,575,333
Entercom Media Corporation, Term
Loan
970,467
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
904,155
Gray Television, Inc., Term Loan
585,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
564,817
HCP Acquisition, LLC, Term Loan
1,291,644
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,233,843
iHeartCommunications, Inc., Term
Loan
753,108
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
692,234
Mediacom Illinois, LLC, Term Loan
401,498
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
389,453
NEP Group, Inc., Term Loan
1,300,200
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,061,106

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
2
Principal
Amount Bank Loans (11.4%)
a
Value
Communications Services (3.1%) - continued
Nexstar Broadcasting, Inc., Term
Loan
$ 2,270,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
$ 2,154,480
Nielsen Finance, LLC, Term Loan
520,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
514,150
SBA Senior Finance II, LLC, Term
Loan
1,017,580
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
977,305
Terrier Media Buyer, Inc., Term
Loan
430,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
408,500
776,100
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
738,591
T-Mobile USA, Inc., Term Loan
1,620,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
1,616,501
TNS, Inc., Term Loan
986,796
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
944,857
Virgin Media Bristol, LLC, Term
Loan
2,145,000
2.685%,  (LIBOR 1M +
2.500%), 1/31/2028
b
2,043,649
WideOpenWest Finance, LLC,
Term Loan
1,618,265
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,538,031
Windstream Services, LLC, Term
Loan
715,000
2.680%,  (LIBOR 1M +
2.500%), 2/26/2021
b
701,594
367,183
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
221,044
Xplornet Communications, Inc.,
Term Loan
375,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
357,188
Ziggo Financing Partnership, Term
Loan
1,425,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,341,581
Total 32,019,777
Consumer Cyclical (1.7%)
1011778 B.C., LLC, Term Loan
2,298,450
1.928%,  (LIBOR 1M +
1.750%), 11/19/2026
b
2,174,334
Boyd Gaming Corporation, Term
Loan
334,354
2.359%,  (LIBOR 1W +
2.250%), 9/15/2023
b
313,561
Cengage Learning, Inc., Term
Loan
1,291,571
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
1,035,840
Eldorado Resorts, Inc., Term Loan
188,759
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
187,226
Principal
Amount Bank Loans (11.4%)
a
Value
Consumer Cyclical (1.7%) - continued
Four Seasons Hotels, Ltd., Term
Loan
$ 999,116
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
$ 944,165
Golden Entertainment, Inc., Term
Loan
1,799,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,621,246
Golden Nugget, LLC, Term Loan
2,177,780
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
1,720,447
IAA, Inc., Term Loan
406,350
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
387,556
LCPR Loan Financing, LLC, Term
Loan
2,050,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
2,029,500
Men's Warehouse, Inc., Term Loan
783,589
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
125,374
Mohegan Gaming and
Entertainment, Term Loan
771,483
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
629,916
Scientific Games International,
Inc., Term Loan
3,317,640
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
2,926,158
Staples, Inc., Term Loan
445,500
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
391,296
1,470,772
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,261,187
Stars Group Holdings BV, Term
Loan
928,936
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
922,396
Tenneco, Inc., Term Loan
591,000
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
509,247
Wyndham Hotels & Resorts, Inc.,
Term Loan
687,750
1.928%,  (LIBOR 1M +
1.750%), 5/30/2025
b
647,861
Total 17,827,310
Consumer Non-Cyclical (1.7%)
Bausch Health Americas, Inc.,
Term Loan
1,704,879
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,654,380
Bellring Brands, LLC, Term Loan
385,063
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,c,d
382,418
Change Healthcare Holdings, LLC,
Term Loan
780,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
747,607
Chobani, LLC, Term Loan
977,350
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
937,650

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
3
Principal
Amount Bank Loans (11.4%)
a
Value
Consumer Non-Cyclical (1.7%) - continued
Dole Food Company, Inc., Term
Loan
$ 774,765
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
$ 751,522
Endo International plc, Term Loan
1,041,508
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
981,621
Energizer Holdings, Inc., Term
Loan
184,965
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b,e
175,717
Global Medical Response, Inc.,
Term Loan
2,871,375
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
2,756,175
282,750
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
269,673
Grifols Worldwide Operations USA,
Inc., Term Loan
970,125
2.109%,  (LIBOR 1W +
2.000%), 11/15/2027
b
932,416
IQVIA, Inc., Term Loan
265,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
255,892
JBS USA LUX SA, Term Loan
1,592,902
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,517,908
Libbey Glass, Inc., Term Loan
485,108
0.000%,PIK 3.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,f,g
200,563
MPH Acquisition Holdings, LLC,
Term Loan
2,643,989
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,508,485
Ortho-Clinical Diagnostics SA,
Term Loan
2,441,493
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,278,231
Plantronics, Inc., Term Loan
776,364
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
705,194
R.R. Donnelley & Sons Company,
Term Loan
178,191
5.178%,  (LIBOR 1M +
5.000%), 1/15/2024
b
164,381
Sotera Health Holdings, LLC, Term
Loan
847,875
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
826,500
US Foods, Inc., Term Loan
259,325
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
243,164
Total 18,289,497
Energy (0.6%)
BCP Raptor II, LLC, Term Loan
306,900
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
197,951
Buckeye Partners, LP, Term Loan
548,625
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
524,760
Principal
Amount Bank Loans (11.4%)
a
Value
Energy (0.6%) - continued
Calpine Corporation, Term Loan
$ 1,044,757
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
$ 1,006,592
CONSOL Energy, Inc., Term Loan
785,063
4.680%,  (LIBOR 1M +
4.500%), 9/28/2024
b
620,199
Fieldwood Energy, LLC, Term
Loan
1,060,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
192,570
Illuminate Buyer, LLC, Term Loan
725,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
713,038
Radiate Holdco, LLC, Term Loan
2,734,376
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
2,604,493
Total 5,859,603
Financials (1.0%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
743,580
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
690,228
Blackstone CQP Holdco, LP, Term
Loan
653,400
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
623,997
Delos Finance SARL, Term Loan
325,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
309,663
GGP Nimbus, LLC, Term Loan
1,223,088
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,020,765
INEOS U.S. Finance, LLC, Term
Loan
259,335
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
245,315
Lealand Finance Company BV
269,372
4.178%,  (LIBOR 1M +
4.000%), 6/30/2025
b,e
224,926
Level 3 Financing, Inc., Term Loan
1,345,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,269,586
MoneyGram International, Inc.,
Term Loan
736,560
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
665,438
NCR Corporation, Term Loan
1,116,562
2.680%,  (LIBOR 1M +
2.500%), 8/28/2026
b
1,076,087
Northriver Midstream Finance, LP,
Term Loan
1,086,705
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,023,545
Tronox Finance, LLC, Term Loan
2,306,188
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
2,208,821
Vericast Corporation, Term Loan
1,385,500
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,004,681
Total 10,363,052

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
4
Principal
Amount Bank Loans (11.4%)
a
Value
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 2,199,210
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
$ 1,988,086
Prime Security Services Borrower,
LLC, Term Loan
3,081,712
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
2,956,533
Rackspace Hosting, Inc., Term
Loan
2,730,666
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,597,546
SS&C Technologies, Inc., Term
Loan
1,192,773
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
1,139,468
826,201
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
789,278
Zayo Group Holdings, Inc., Term
Loan
2,069,813
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,959,947
Total 11,430,858
Transportation (0.2%)
Genesee & Wyoming, Inc., Term
Loan
1,291,763
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,240,790
United Airlines, Inc., Term Loan
969,987
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
880,874
Total 2,121,664
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
165,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
160,256
Core and Main, LP, Term Loan
833,625
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
792,202
EnergySolutions, LLC, Term Loan
617,400
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
566,977
Pacific Gas & Electric Company,
Term Loan
1,615,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
1,584,719
Talen Energy Supply, LLC, Term
Loan
453,150
3.928%,  (LIBOR 1M +
3.750%), 7/8/2026
b
441,821
Total 3,545,975
Total Bank Loans
(cost $128,489,817) 118,978,762
Principal
Amount Long-Term Fixed Income ( 51.4% ) Value
Asset-Backed Securities (3.9%)
Apidos CLO XXIV
$ 2,070,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,h
$ 2,001,543
Babson CLO, Ltd.
1,675,000
4.035%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
1,520,580
Benefit Street Partners CLO IV, Ltd.
1,300,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
1,263,864
Business Jet Securities, LLC
1,660,214
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
1,647,287
Cent CLO, LP
3,875,000
3.291%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
3,747,102
Foundation Finance Trust
522,534
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
526,834
Harley Marine Financing, LLC
1,863,946
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,663,620
Madison Park Funding XIV, Ltd.
1,950,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
1,860,050
Myers Park CLO, Ltd.
1,875,000
2.535%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
1,832,381
OHA Credit Funding 1, Ltd.
1,600,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
1,557,389
OZLM Funding II, Ltd.
3,200,000
2.260%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,h
3,100,342
OZLM IX, Ltd.
2,750,000
2.685%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
2,674,188
Palmer Square Loan Funding, Ltd.
1,300,000
3.385%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
1,285,038
Park Avenue Institutional Advisers
CLO, Ltd.
3,200,000
2.635%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,h
3,161,238
Pretium Mortgage Credit Partners,
LLC
2,661,230
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,i
2,638,730
Riserva CLO, Ltd.
1,625,000
2.835%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
1,576,790

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
5
Principal
Amount Long-Term Fixed Income (51.4%) Value
Asset-Backed Securities (3.9%) - continued
Saxon Asset Securities Trust
$ 258,010
3.972%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 251,453
Sound Point CLO X, Ltd.
1,575,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
1,425,495
Sound Point CLO XXI, Ltd.
3,200,000
2.441%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
3,076,704
THL Credit Wind River CLO, Ltd.
1,575,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
1,437,940
Vericrest Opportunity Loan
Transferee
2,601,245
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,i
2,602,186
Total 40,850,754
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 76,523
Anglo American Capital plc
284,000 4.125%,  9/27/2022
h
296,112
BHP Billiton Finance USA, Ltd.
620,000 6.750%,  10/19/2075
b,h
714,550
BWAY Holding Company
500,000 5.500%,  4/15/2024
h
491,094
Cleveland-Cliffs, Inc.
340,000 5.750%,  3/1/2025
j
289,442
290,000 9.875%,  10/17/2025
h
304,195
EI du Pont de Nemours &
Company
149,000 1.700%,  7/15/2025 153,836
First Quantum Minerals, Ltd.
610,000 7.500%,  4/1/2025
h
584,075
Freeport-McMoRan, Inc.
470,000 4.125%,  3/1/2028 455,900
500,000 4.250%,  3/1/2030 485,000
Kinross Gold Corporation
142,000 5.125%,  9/1/2021 145,934
Krayton Polymers, LLC
620,000 7.000%,  4/15/2025
h
623,100
Methanex Corporation
700,000 5.250%,  12/15/2029 615,986
Mosaic Company
73,000 3.250%,  11/15/2022 74,723
Norbord, Inc.
680,000 5.750%,  7/15/2027
h
693,600
Novelis Corporation
770,000 5.875%,  9/30/2026
h
768,183
210,000 4.750%,  1/30/2030
h
200,550
Nucor Corporation
75,000 2.000%,  6/1/2025 77,867
Olin Corporation
800,000 5.125%,  9/15/2027 748,000
Peabody Securities Finance
Corporation
615,000 6.375%,  3/31/2025
h
325,950
Principal
Amount Long-Term Fixed Income (51.4%) Value
Basic Materials (0.9%) - continued
Steel Dynamics, Inc.
$ 89,000 2.400%,  6/15/2025 $ 91,664
Syngenta Finance NV
200,000 3.933%,  4/23/2021
h
201,947
Tronox Finance plc
710,000 5.750%,  10/1/2025
h
656,750
Xstrata Finance Canada, Ltd.
213,000 4.950%,  11/15/2021
h
222,304
Total 9,297,285
Capital Goods (2.0%)
AECOM
1,410,000 5.125%,  3/15/2027 1,515,750
Aerojet Rocketdyne Holdings, Inc.,
Convertible
250,000 2.250%,  12/15/2023 400,092
Amsted Industries, Inc.
870,000 5.625%,  7/1/2027
h
897,188
Ardagh Packaging Finance plc
334,000 6.000%,  2/15/2025
h,j
341,933
Building Materials Corporation of
America
1,100,000 6.000%,  10/15/2025
h
1,132,197
Caterpillar Financial Services
Corporation
238,000 1.900%,  9/6/2022 245,571
228,000 1.950%,  11/18/2022 235,901
148,000 1.450%,  5/15/2025 151,962
Chart Industries, Inc., Convertible
310,000 1.000%,  11/15/2024
h
326,029
Cintas Corporation No. 2
213,000 2.900%,  4/1/2022 221,380
CNH Industrial Capital, LLC
215,000 4.875%,  4/1/2021 220,589
89,000 1.950%,  7/2/2023
d
89,602
Covanta Holding Corporation
620,000 6.000%,  1/1/2027 627,812
Crown Americas Capital
Corporation IV
1,080,000 4.500%,  1/15/2023 1,101,600
Crown Cork & Seal Company, Inc.
610,000 7.375%,  12/15/2026 713,700
Fortive Corporation, Convertible
333,000 0.875%,  2/15/2022 327,071
General Electric Company
952,000 5.000%,  1/21/2021
b,k
747,415
H&E Equipment Services, Inc.
760,000 5.625%,  9/1/2025 767,440
Honeywell International, Inc.
149,000 1.350%,  6/1/2025 153,007
Huntington Ingalls Industries, Inc.
148,000 3.844%,  5/1/2025
h
160,702
John Deere Capital Corporation
226,000 1.200%,  4/6/2023 230,156
228,000 2.050%,  1/9/2025
j
240,922
KBR, Inc., Convertible
660,000 2.500%,  11/1/2023 741,348
L3Harris Technologies, Inc.
385,000 4.950%,  2/15/2021 389,741

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
6
Principal
Amount Long-Term Fixed Income (51.4%) Value
Capital Goods (2.0%) - continued
Otis Worldwide Corporation
$ 230,000 2.056%,  4/5/2025
h
$ 241,035
Owens-Brockway Glass Container,
Inc.
224,000 5.000%,  1/15/2022
h
224,000
PACCAR Financial Corporation
153,000 2.650%,  4/6/2023 161,475
Parker-Hannifin Corporation
320,000 2.700%,  6/14/2024 340,640
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 196,899
Raytheon Technologies
Corporation
142,000 2.800%,  3/15/2022
h
146,480
Republic Services, Inc.
164,000 2.500%,  8/15/2024 174,449
Reynolds Group Issuer, Inc.
1,285,000 5.125%,  7/15/2023
h
1,300,124
Roper Technologies, Inc.
360,000 2.800%,  12/15/2021 370,264
156,000 2.350%,  9/15/2024 164,417
Spirit AeroSystems, Inc.
340,000 7.500%,  4/15/2025
h
335,325
Textron Financial Corporation
1,710,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
b,h
1,068,750
TransDigm, Inc.
290,000 6.250%,  3/15/2026
h
289,819
1,000,000 5.500%,  11/15/2027 872,940
TTM Technologies, Inc.,
Convertible
277,000 1.750%,  12/15/2020
j
347,635
Tutor Perini Corporation,
Convertible
80,000 2.875%,  6/15/2021 75,368
United Rentals North America, Inc.
1,310,000 4.000%,  7/15/2030 1,267,071
United Technologies Corporation
300,000 3.950%,  8/16/2025 342,534
Waste Management, Inc.
163,000 2.950%,  6/15/2024 166,869
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
h
200,368
WW Grainger, Inc.
153,000 1.850%,  2/15/2025 159,910
Total 20,425,480
Collateralized Mortgage Obligations (9.9%)
Alternative Loan Trust
796,939
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 629,198
Antler Mortgage Trust
1,600,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
1,602,325
4,194,420
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
4,203,298
Banc of America Alternative Loan
Trust
1,120,853
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 987,460
Principal
Amount Long-Term Fixed Income (51.4%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
Banc of America Mortgage
Securities Trust
$ 1,340,519
3.967%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 1,219,074
Bear Stearns Adjustable Rate
Mortgage Trust
218,158
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
214,935
Bellemeade Re, Ltd.
1,194,766
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
1,182,679
975,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,h
975,000
1,950,000
3.595%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,e,h
1,950,000
Bunker Hill Loan Depository Trust
200,000
2.600%,  2/25/2055, Ser.
2020-1
b,d,h
199,991
Cascade Funding Mortgage Trust
1,157,134
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
h
1,160,105
1,587,173
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,h
1,649,909
CHL Mortgage Pass-Through Trust
1,220,643
3.424%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
1,012,202
531,185
3.504%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
515,161
1,650,043
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,314,039
CIM Trust
1,031,722
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
1,086,062
Citigroup Mortgage Loan Trust,
Inc.
226,917
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 229,340
1,789,123
3.973%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,671,961
Countrywide Alternative Loan Trust
817,785
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 801,651
350,855
3.355%,  10/25/2035, Ser.
2005-43, Class 4A1
b
322,245
268,976
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 251,231
304,677
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 215,091
1,043,014
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 565,253
Countrywide Home Loan
Mortgage Pass Through Trust
781,000
3.559%,  11/25/2035, Ser.
2005-22, Class 2A1
b
698,081
Credit Suisse First Boston
Mortgage Securities Corporation
184,379
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 186,577

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
7
Principal
Amount Long-Term Fixed Income (51.4%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
Credit Suisse Mortgage Capital
Certificates
$ 724,217
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,i
$ 724,881
1,501,314
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,h
1,523,037
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
1,190,332
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 1,221,254
579,129
2.998%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
533,995
Eagle Re, Ltd.
1,383,599
1.985%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
1,372,162
Federal Home Loan Mortgage
Corporation
3,708,439
3.500%,  8/15/2035, Ser.
345, Class C8
l
408,546
Federal Home Loan Mortgage
Corporation - REMIC
1,714,253
2.500%,  12/15/2022, Ser.
4155, Class AI
l
37,764
1,031,969
2.500%,  5/15/2027, Ser.
4106, Class HI
l
49,587
3,220,614
3.000%,  5/15/2027, Ser.
4046, Class GI
l
189,892
2,666,919
3.000%,  7/15/2027, Ser.
4084, Class NI
l
176,713
3,748,177
3.000%,  7/15/2027, Ser.
4074, Class IO
l
248,919
1,402,389
2.500%,  2/15/2028, Ser.
4162, Class AI
l
77,544
2,873,492
2.500%,  2/15/2028, Ser.
4161, Class UI
l
162,873
4,243,851
2.500%,  3/15/2028, Ser.
4177, Class EI
l
244,094
4,062,184
3.500%,  10/15/2032, Ser.
4119, Class KI
l
500,891
2,156,921
3.000%,  2/15/2033, Ser.
4170, Class IG
l
209,071
4,059,342
3.000%,  4/15/2033, Ser.
4203, Class DI
l
307,953
Federal National Mortgage
Association - REMIC
5,422,486
3.000%,  7/25/2027, Ser.
2012-73, Class DI
l
314,914
3,438,447
3.000%,  7/25/2027, Ser.
2012-74, Class AI
l
178,554
7,065,411
3.000%,  8/25/2027, Ser.
2012-95, Class HI
l
364,557
3,287,076
3.500%,  9/25/2027, Ser.
2012-98, Class YI
l
232,947
8,821,157
3.000%,  11/25/2027, Ser.
2012-121, Class BI
l
570,692
4,613,619
3.000%,  12/25/2027, Ser.
2012-139, Class DI
l
257,005
2,301,344
2.500%,  1/25/2028, Ser.
2012-152, Class AI
l
129,466
6,135,271
3.000%,  1/25/2028, Ser.
2012-147, Class EI
l
350,245
2,036,601
2.500%,  2/25/2028, Ser.
2013-46, Class CI
l
95,398
Principal
Amount Long-Term Fixed Income (51.4%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 1,965,814
3.000%,  2/25/2028, Ser.
2013-2, Class GI
l
$ 126,171
1,240,652
3.000%,  4/25/2028, Ser.
2013-30, Class DI
l
83,895
4,443,360
3.000%,  11/25/2031, Ser.
2013-69, Class IO
l
226,704
2,535,586
3.000%,  2/25/2033, Ser.
2013-1, Class YI
l
274,994
First Horizon Alternative Mortgage
Securities Trust
393,064
3.509%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
356,121
422,154
3.666%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
403,406
First Horizon Mortgage Pass-
Through Trust
471,743
4.484%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
316,132
Genworth Mortgage Insurance
Corporation
1,000,000
2.085%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
973,940
GMAC Mortgage Corporation
Loan Trust
763,827
3.574%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
708,096
Government National Mortgage
Association
1,271,129
4.000%,  1/16/2027, Ser.
2012-3, Class IO
l
91,622
Greenpoint Mortgage Funding
Trust
590,315
0.385%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
508,632
IndyMac IMJA Mortgage Loan
Trust
1,206,362
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 817,304
IndyMac INDX Mortgage Loan
Trust
2,739,100
0.395%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,407,624
J.P. Morgan Alternative Loan Trust
1,236,207
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 1,003,946
J.P. Morgan Mortgage Trust
148,070
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 166,758
570,046
3.982%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
490,667
Legacy Mortgage Asset Trust
2,132,325
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
2,165,820
2,086,224
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
2,093,627
Lehman Mortgage Trust
387,878
0.935%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
244,000

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
8
Principal
Amount Long-Term Fixed Income (51.4%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
Master Asset Securitization Trust
$ 1,212,520
0.685%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
$ 340,425
MASTR Alternative Loans Trust
525,738
0.635%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
96,284
Merrill Lynch Alternative Note
Asset Trust
635,671
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 427,017
430,386
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A6 271,729
Merrill Lynch Mortgage Investors
Trust
1,089,917
3.860%,  6/25/2035, Ser.
2005-A5, Class M1
b
570,266
Oaktown Re II, Ltd.
516,383
1.735%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,h
513,770
Preston Ridge Partners Mortgage
Trust, LLC
486,361
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,i
488,441
1,935,372
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
h,i
1,950,176
2,001,956
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
1,986,170
1,468,101
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
1,439,002
657,951
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
h,i
658,073
Pretium Mortgage Credit Partners,
LLC
1,409,091
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
h,i
1,394,410
Radnor RE, Ltd.
138,363
1.585%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,h
138,016
2,300,000
2.885%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
2,163,834
RCO Mortgage, LLC
1,180,357
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
1,178,111
1,108,142
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
1,117,759
Renaissance Home Equity Loan
Trust
1,472,006
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
i
810,597
Residential Accredit Loans, Inc.
Trust
911,031
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 907,705
484,794
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 474,455
543,962
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 485,787
Principal
Amount Long-Term Fixed Income (51.4%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 1,049,859
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 $ 968,417
1,059,357
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 1,005,887
257,149
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 233,727
Residential Asset Securitization
Trust
938,693
6.211%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
694,273
711,159
3.048%,  1/25/2034, Ser.
2004-IP1, Class A1
b
677,793
1,715,197
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,793,885
Residential Funding Mortgage
Security I Trust
689,859
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 634,831
Sequoia Mortgage Trust
933,534
3.455%,  9/20/2046, Ser.
2007-1, Class 4A1
b
706,601
Silver Hill Trust
1,473,214
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
1,496,939
Stanwich Mortgage Loan Trust
833,366
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
836,450
Starwood Mortgage Residential
Trust
1,399,683
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
1,443,631
1,600,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
1,598,547
Structured Adjustable Rate
Mortgage Loan Trust
363,369
4.085%,  7/25/2035, Ser.
2005-15, Class 4A1
b
318,852
276,329
3.922%,  9/25/2035, Ser.
2005-18, Class 1A1
b
217,846
Structured Asset Mortgage
Investments, Inc.
743,227
0.495%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
677,229
Toorak Mortgage Corporation
2,000,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
h,i
2,000,739
2,600,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
2,606,453
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
1,711,658
Vericrest Opportunity Loan
Transferee
1,239,447
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
h,i
1,222,154
1,800,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,i
1,730,907
1,137,396
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,i
1,137,616
4,850,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,i
4,670,041
2,900,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
h,i
2,821,416

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
9
Principal
Amount Long-Term Fixed Income (51.4%) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 537,639
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,i
$ 536,206
Verus Securitization Trust
1,355,745
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
1,349,437
WaMu Mortgage Pass Through
Certificates
998,556
2.384%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
874,693
1,059,633
1.990%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
961,602
Washington Mutual Mortgage Pass
Through Certificates
558,059
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 530,546
1,274,291
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 754,150
Washington Mutual Mortgage
Pass-Through Certificates
475,278
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 469,065
Total 102,878,899
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
28,395,499
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,l
3,082,005
Total 3,082,005
Communications Services (3.2%)
AMC Networks, Inc.
725,000 5.000%,  4/1/2024 717,750
American Tower Corporation
152,000 3.450%,  9/15/2021 157,257
234,000 3.375%,  5/15/2024 253,907
142,000 2.950%,  1/15/2025 154,380
AT&T, Inc.
640,000 4.450%,  4/1/2024 717,004
British Sky Broadcasting Group
plc
140,000 3.125%,  11/26/2022
h
148,535
CCO Holdings, LLC
650,000 5.500%,  5/1/2026
h
673,562
620,000 5.125%,  5/1/2027
h
641,452
1,850,000 4.500%,  8/15/2030
h
1,887,925
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 251,156
156,000 4.908%,  7/23/2025 178,890
Clear Channel Worldwide
Holdings, Inc.
640,000 5.125%,  8/15/2027
h
614,400
Comcast Corporation
152,000 3.700%,  4/15/2024 168,678
152,000 3.950%,  10/15/2025 174,184
Cox Communications, Inc.
240,000 2.950%,  6/30/2023
h
252,836
Principal
Amount Long-Term Fixed Income (51.4%) Value
Communications Services (3.2%) - continued
Crown Castle International
Corporation
$ 175,000 3.400%,  2/15/2021 $ 177,743
157,000 4.450%,  2/15/2026 179,967
CSC Holdings, LLC
1,025,000 5.500%,  5/15/2026
h
1,052,029
360,000 4.125%,  12/1/2030
h
356,872
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
h
170,997
Discovery Communications, LLC
148,000 2.950%,  3/20/2023
j
155,487
DISH Network Corporation,
Convertible
1,049,000 3.375%,  8/15/2026 963,627
Embarq Corporation
650,000 7.995%,  6/1/2036 729,950
Fox Corporation
312,000 4.030%,  1/25/2024 345,837
Front Range BidCo, Inc.
830,000 4.000%,  3/1/2027
h
787,720
GCI Liberty, Inc., Convertible
1,600,000 1.750%,  9/30/2046
h
2,236,763
Gray Escrow, Inc.
605,000 7.000%,  5/15/2027
h
620,125
iHeartCommunications, Inc.
655,000 4.750%,  1/15/2028
h
604,237
Lamar Media Corporation
420,000 3.750%,  2/15/2028
h
395,976
Level 3 Financing, Inc.
285,000 5.250%,  3/15/2026 293,650
780,000 4.625%,  9/15/2027
h
785,850
680,000 4.250%,  7/1/2028
h
679,102
Liberty Interactive, LLC,
Convertible
222,000 3.500%,  1/15/2031 163,592
Liberty Media Corporation,
Convertible
252,000 1.000%,  1/30/2023 273,253
Moody's Corporation
142,000 2.750%,  12/15/2021 146,134
Neptune Finco Corporation
541,000 10.875%,  10/15/2025
h
581,575
Netflix, Inc.
1,120,000 4.875%,  4/15/2028 1,197,582
Nexstar Escrow Corporation
410,000 5.625%,  8/1/2024
h
413,075
520,000 5.625%,  7/15/2027
h
520,031
SFR Group SA
840,000 7.375%,  5/1/2026
h
876,910
Sirius XM Radio, Inc.
1,220,000 5.000%,  8/1/2027
h
1,251,500
250,000 4.125%,  7/1/2030
h
246,615
Sprint Corporation
1,030,000 7.250%,  9/15/2021 1,079,800
1,240,000 7.625%,  2/15/2025 1,430,650
Telesat Canada / Telesat, LLC
690,000 4.875%,  6/1/2027
h
676,200
T-Mobile USA, Inc.
250,000 3.500%,  4/15/2025
h
272,505
1,840,000 4.500%,  2/1/2026 1,862,006

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
10
Principal
Amount Long-Term Fixed Income (51.4%) Value
Communications Services (3.2%) - continued
Twitter, Inc., Convertible
$ 445,000 0.250%,  6/15/2024 $ 419,209
Univision Communications, Inc.
410,000 6.625%,  6/1/2027
h
391,550
VeriSign, Inc.
685,000 4.750%,  7/15/2027 719,586
Verizon Communications, Inc.
117,000 2.946%,  3/15/2022 122,031
281,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
284,423
Viacom, Inc.
210,000 4.250%,  9/1/2023 228,428
138,000 5.875%,  2/28/2057
b
135,999
Virgin Media Secured Finance plc
1,220,000 5.500%,  8/15/2026
h
1,247,987
Vodafone Group plc
245,000 3.750%,  1/16/2024 267,568
Walt Disney Company
148,000 1.750%,  1/13/2026 152,269
Windstream Services, LLC
540,000 8.625%,  10/31/2025
f,h
324,000
Ziggo BV
566,000 5.500%,  1/15/2027
h
575,220
Total 33,387,546
Consumer Cyclical (2.9%)
1011778 B.C., ULC
1,250,000 4.375%,  1/15/2028
h
1,225,238
Allison Transmission, Inc.
890,000 5.000%,  10/1/2024
h
887,775
Amazon.com, Inc.
149,000 0.800%,  6/3/2025 149,852
American Honda Finance
Corporation
240,000 2.050%,  1/10/2023 248,165
BMW Finance NV
161,000 2.250%,  8/12/2022
h
166,116
Booking Holdings, Inc.,
Convertible
99,000 0.900%,  9/15/2021 105,186
Brookfield Property REIT, Inc.
240,000 5.750%,  5/15/2026
h,j
202,800
Brookfield Residential Properties,
Inc.
1,240,000 6.250%,  9/15/2027
h
1,185,824
Burlington Stores, Inc., Convertible
519,000 2.250%,  4/15/2025
h
589,818
Carnival Corporation, Convertible
263,000 5.750%,  4/1/2023
h
423,412
Cedar Fair, LP
490,000 5.250%,  7/15/2029
h
443,019
Colt Merger Sub, Inc.
560,000 6.250%,  7/1/2025
d,h
555,632
D.R. Horton, Inc.
210,000 2.550%,  12/1/2020 211,499
75,000 2.600%,  10/15/2025 78,833
Daimler Finance North America,
LLC
158,000 2.550%,  8/15/2022
h
162,063
Principal
Amount Long-Term Fixed Income (51.4%) Value
Consumer Cyclical (2.9%) - continued
Dana, Inc.
$ 520,000 5.625%,  6/15/2028 $ 516,199
Dick's Sporting Goods, Inc.,
Convertible
689,000 3.250%,  4/15/2025
h
953,689
Ford Motor Company
230,000 9.000%,  4/22/2025 248,687
130,000 9.625%,  4/22/2030 153,959
Ford Motor Credit Company, LLC
1,300,000 4.063%,  11/1/2024 1,239,615
1,330,000 4.134%,  8/4/2025 1,261,438
General Motors Company
218,000 5.400%,  10/2/2023 236,154
General Motors Financial
Company, Inc.
213,000 4.375%,  9/25/2021 218,763
154,000 4.200%,  11/6/2021 157,934
141,000 3.150%,  6/30/2022 143,454
311,000 3.950%,  4/13/2024 321,730
228,000 2.900%,  2/26/2025 227,091
149,000 2.750%,  6/20/2025 146,835
Hanesbrands, Inc.
910,000 4.875%,  5/15/2026
h
916,825
Harley-Davidson Financial
Services, Inc.
240,000 4.050%,  2/4/2022
h
247,379
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
h
330,709
Hilton Domestic Operating
Company, Inc.
1,200,000 4.875%,  1/15/2030 1,182,000
Home Depot, Inc.
148,000 3.750%,  2/15/2024 163,714
Hyundai Capital America
245,000 3.000%,  6/20/2022
h
249,655
International Game Technology plc
550,000 5.250%,  1/15/2029
h
534,875
KB Home
430,000 4.800%,  11/15/2029 422,475
Kohl's Corporation
193,000 9.500%,  5/15/2025 220,038
Landry's, Inc.
625,000 6.750%,  10/15/2024
h
449,219
Lennar Corporation
211,000 2.950%,  11/29/2020 211,232
86,000 4.125%,  1/15/2022 87,075
229,000 4.875%,  12/15/2023 241,595
1,475,000 4.500%,  4/30/2024 1,533,690
77,000 5.875%,  11/15/2024 84,142
Live Nation Entertainment, Inc.,
Convertible
646,000 2.500%,  3/15/2023 655,286
Lowe's Companies, Inc.
148,000 4.000%,  4/15/2025 168,878
Marriott Vacations Worldwide
Corporation, Convertible
114,000 1.500%,  9/15/2022 104,966
Mattamy Group Corporation
1,080,000 5.250%,  12/15/2027
h
1,074,600
McDonald's Corporation
320,000 3.350%,  4/1/2023 342,968

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
11
Principal
Amount Long-Term Fixed Income (51.4%) Value
Consumer Cyclical (2.9%) - continued
MGM Resorts International
$ 180,000 6.000%,  3/15/2023 $ 181,800
844,000 5.750%,  6/15/2025 834,522
Penn National Gaming, Inc.,
Convertible
130,000 2.750%,  5/15/2026 194,725
Prime Security Services Borrower,
LLC
1,280,000 5.750%,  4/15/2026
h
1,326,400
Ralph Lauren Corporation
149,000 1.700%,  6/15/2022 151,596
Royal Caribbean Cruises, Ltd.
270,000 9.125%,  6/15/2023
h
267,841
Royal Caribbean Cruises, Ltd.,
Convertible
472,000 4.250%,  6/15/2023
h
438,960
Scientific Games International, Inc.
620,000 5.000%,  10/15/2025
h
572,421
ServiceMaster Company, LLC
1,210,000 5.125%,  11/15/2024
h
1,226,638
Six Flags Entertainment
Corporation
380,000 5.500%,  4/15/2027
h,j
339,625
Six Flags Theme Parks, Inc.
240,000 7.000%,  7/1/2025
h
248,100
Staples, Inc.
680,000 7.500%,  4/15/2026
h
534,310
Starbucks Corporation
135,000 2.100%,  2/4/2021 136,115
Target Corporation
148,000 2.250%,  4/15/2025 158,319
TJX Companies, Inc.
148,000 3.500%,  4/15/2025 164,665
Under Armour, Inc., Convertible
98,000 1.500%,  6/1/2024
h
110,898
VF Corporation
151,000 2.050%,  4/23/2022 155,012
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
h
273,578
74,000 3.350%,  5/13/2025
h
79,454
Yum! Brands, Inc.
920,000 4.750%,  1/15/2030
h
933,800
Total 30,010,880
Consumer Non-Cyclical (3.4%)
Abbott Laboratories
284,000 2.550%,  3/15/2022 294,588
149,000 3.400%,  11/30/2023 162,562
AbbVie, Inc.
142,000 2.900%,  11/6/2022 148,976
310,000 2.300%,  11/21/2022
h
320,443
162,000 2.800%,  3/15/2023
h
168,103
464,000 3.600%,  5/14/2025 515,208
Albertson's Companies, Inc.
995,000 6.625%,  6/15/2024 1,019,875
250,000 4.875%,  2/15/2030
h
255,782
Altria Group, Inc.
232,000 3.800%,  2/14/2024 253,664
160,000 4.400%,  2/14/2026 184,029
Principal
Amount Long-Term Fixed Income (51.4%) Value
Consumer Non-Cyclical (3.4%) - continued
Amgen, Inc.
$ 230,000 1.900%,  2/21/2025 $ 239,953
Anheuser-Busch Companies, LLC
160,000 3.650%,  2/1/2026 179,656
Anheuser-Busch InBev Finance,
Inc.
128,000 3.300%,  2/1/2023 135,376
Anheuser-Busch InBev Worldwide,
Inc.
229,000 4.150%,  1/23/2025 259,850
Anthem, Inc.
221,000 2.375%,  1/15/2025 234,212
Aramark Services, Inc.
480,000 6.375%,  5/1/2025
h
495,662
BAT Capital Corporation
144,000 2.764%,  8/15/2022 149,136
229,000 3.222%,  8/15/2024 245,383
Bausch Health Companies, Inc.
580,000 7.000%,  1/15/2028
h
597,400
160,000 5.000%,  1/30/2028
h
150,638
160,000 5.250%,  1/30/2030
h
151,800
Bayer U.S. Finance II, LLC
290,000 3.500%,  6/25/2021
h
297,098
Boston Scientific Corporation
320,000 3.450%,  3/1/2024 346,630
Bristol-Myers Squibb Company
229,000 3.625%,  5/15/2024
h
252,192
Bunge, Ltd. Finance Corporation
90,000 3.500%,  11/24/2020 90,850
Cardtronics, Inc., Convertible
356,000 1.000%,  12/1/2020 351,105
Cargill, Inc.
152,000 1.375%,  7/23/2023
h
154,623
Centene Corporation
1,200,000 4.750%,  1/15/2025 1,228,404
229,000 5.375%,  8/15/2026
h
238,208
200,000 4.250%,  12/15/2027 206,382
470,000 4.625%,  12/15/2029 497,622
Cigna Corporation
310,000 4.125%,  11/15/2025 356,353
Conagra Brands, Inc.
155,000 3.800%,  10/22/2021 161,086
155,000 4.300%,  5/1/2024 171,415
Constellation Brands, Inc.
325,000 4.250%,  5/1/2023 356,864
CVS Health Corporation
142,000 2.750%,  12/1/2022 148,197
423,000 3.700%,  3/9/2023 454,511
325,000 4.100%,  3/25/2025 367,387
DaVita, Inc.
610,000 4.625%,  6/1/2030
h
606,645
Diageo Capital plc
179,000 1.375%,  9/29/2025 182,108
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
h
267,475
Encompass Health Corporation
700,000 4.500%,  2/1/2028 671,384
Energizer Holdings, Inc.
1,035,000 6.375%,  7/15/2026
h
1,070,149

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
12
Principal
Amount Long-Term Fixed Income (51.4%) Value
Consumer Non-Cyclical (3.4%) - continued
General Mills, Inc.
$ 163,000 3.700%,  10/17/2023 $ 177,351
163,000 3.650%,  2/15/2024 178,989
HCA, Inc.
1,750,000 5.375%,  2/1/2025 1,874,687
Illumina, Inc., Convertible
59,000 0.500%,  6/15/2021 87,764
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
h
170,321
JBS Investments II GmbH
380,000 5.750%,  1/15/2028
h
375,653
JBS USA, LLC
630,000 5.750%,  6/15/2025
h
637,875
1,310,000 5.500%,  1/15/2030
h
1,342,750
Kellogg Company
278,000 3.125%,  5/17/2022
j
289,686
Keurig Dr Pepper, Inc.
284,000 3.551%,  5/25/2021 291,892
Kraft Foods Group, Inc.
650,000 5.000%,  6/4/2042 684,662
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 689,784
970,000 3.750%,  4/1/2030
h
1,001,361
Kroger Company
144,000 2.800%,  8/1/2022 150,362
Medtronic, Inc.
77,000 3.500%,  3/15/2025 86,814
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
h
451,125
Mondelez International Holdings
Netherlands BV
212,000 2.000%,  10/28/2021
h
215,749
Mondelez International, Inc.
76,000 2.125%,  4/13/2023 78,716
Mylan NV
198,000 3.150%,  6/15/2021 202,139
Mylan, Inc.
164,000 4.200%,  11/29/2023 179,120
Novartis Capital Corporation
153,000 1.750%,  2/14/2025 159,997
Par Pharmaceutical, Inc.
620,000 7.500%,  4/1/2027
h
636,244
PepsiCo, Inc.
227,000 2.250%,  3/19/2025 242,815
Pernod Ricard SA
150,000 5.750%,  4/7/2021
h
155,814
Philip Morris International, Inc.
228,000 1.500%,  5/1/2025 233,736
Post Holdings, Inc.
370,000 5.750%,  3/1/2027
h
382,950
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,h,k
330,400
Reynolds American, Inc.
163,000 4.850%,  9/15/2023 181,565
Scotts Miracle-Gro Company
690,000 4.500%,  10/15/2029 709,837
Shire Acquisitions Investments
Ireland Designated Activity
Company
282,000 2.400%,  9/23/2021 287,636
Principal
Amount Long-Term Fixed Income (51.4%) Value
Consumer Non-Cyclical (3.4%) - continued
Simmons Foods, Inc.
$ 420,000 5.750%,  11/1/2024
h
$ 399,000
Spectrum Brands, Inc.
390,000 5.750%,  7/15/2025 400,245
310,000 5.000%,  10/1/2029
h
306,125
200,000 5.500%,  7/15/2030
h
200,250
Sysco Corporation
299,000 5.650%,  4/1/2025 349,787
Teleflex, Inc.
1,015,000 4.875%,  6/1/2026 1,047,379
Tenet Healthcare Corporation
340,000 4.625%,  7/15/2024 333,176
910,000 5.125%,  11/1/2027
h
897,897
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 50,941
570,000 2.800%,  7/21/2023 538,650
Thermo Fisher Scientific, Inc.
150,000 4.133%,  3/25/2025 171,326
Tyson Foods, Inc.
152,000 4.500%,  6/15/2022 161,613
UnitedHealth Group, Inc.
95,000 3.350%,  7/15/2022 100,847
Upjohn, Inc.
149,000 1.650%,  6/22/2025
h
151,899
VRX Escrow Corporation
2,450,000 6.125%,  4/15/2025
h
2,484,962
Zoetis, Inc.
211,000 3.450%,  11/13/2020 212,829
242,000 3.250%,  2/1/2023 255,412
Total 35,189,116
Energy (2.4%)
Antero Resources Corporation
360,000 5.000%,  3/1/2025 212,400
Apache Corporation
410,000 4.375%,  10/15/2028
j
361,985
320,000 5.100%,  9/1/2040 262,824
Archrock Partners, LP
380,000 6.250%,  4/1/2028
h
347,814
BP Capital Markets America, Inc.
570,000 2.520%,  9/19/2022 591,878
153,000 2.937%,  4/6/2023 162,001
BP Capital Markets plc
320,000 4.875%,  12/29/2049
b,k
330,400
Buckeye Partners, LP
150,000 4.125%,  3/1/2025
h
143,890
510,000 3.950%,  12/1/2026 479,415
190,000 4.125%,  12/1/2027 180,975
Canadian Natural Resources, Ltd.
143,000 2.950%,  1/15/2023 147,542
149,000 2.050%,  7/15/2025 149,297
Canadian Oil Sands, Ltd.
141,000 9.400%,  9/1/2021
h
150,675
Cheniere Energy Partners, LP
1,265,000 5.625%,  10/1/2026 1,252,590
Chesapeake Energy Corporation
375,000 11.500%,  1/1/2025
h,m,n
39,375
Chevron Corporation
73,000 1.141%,  5/11/2023 74,257

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
13
Principal
Amount Long-Term Fixed Income (51.4%) Value
Energy (2.4%) - continued
$ 149,000 1.554%,  5/11/2025 $ 153,056
Comstock Resources, Inc.
270,000 9.750%,  8/15/2026 252,113
Continental Resources, Inc.
398,000 5.000%,  9/15/2022 391,708
234,000 4.500%,  4/15/2023 223,521
DCP Midstream Operating, LP
390,000 5.625%,  7/15/2027 392,925
Diamondback Energy, Inc.
155,000 2.875%,  12/1/2024 155,256
Enagas SA
1,020,000 5.500%,  1/15/2028
h
882,300
Enbridge, Inc.
145,000 2.900%,  7/15/2022 150,431
1,150,000 6.250%,  3/1/2078
b
1,132,750
Endeavor Energy Resources, LP
170,000 5.500%,  1/30/2026
h
162,775
480,000 5.750%,  1/30/2028
h
460,800
Energy Transfer Operating, LP
142,000 4.200%,  9/15/2023 150,875
325,000 5.875%,  1/15/2024 363,485
346,000 6.625%,  2/15/2028
b,k
264,757
EnLink Midstream Partners, LP
410,000 4.850%,  7/15/2026 303,523
Enterprise Products Operating,
LLC
560,000 4.875%,  8/16/2077
b
487,060
EOG Resources, Inc.
230,000 2.625%,  3/15/2023 240,970
EQM Midstream Partners LP
460,000 6.500%,  7/1/2027
h
471,192
EQT Corporation
710,000 3.900%,  10/1/2027 577,535
EQT Corporation, Convertible
219,000 1.750%,  5/1/2026
h
226,520
Equinor ASA
150,000 2.875%,  4/6/2025 161,707
Exxon Mobil Corporation
220,000 1.571%,  4/15/2023 225,600
151,000 2.992%,  3/19/2025 164,264
Hess Corporation
142,000 3.500%,  7/15/2024 143,060
Kinder Morgan Energy Partners,
LP
284,000 3.450%,  2/15/2023 297,652
Marathon Petroleum Corporation
163,000 4.750%,  12/15/2023 178,872
MPLX, LP
213,000 4.500%,  7/15/2023 229,086
Murphy Oil Corporation
370,000 5.875%,  12/1/2027 325,600
Nabors Industries, Inc.
595,000 5.750%,  2/1/2025 240,975
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
h
289,050
National Fuel Gas Company
89,000 5.500%,  1/15/2026 94,671
Newfield Exploration Company
229,000 5.625%,  7/1/2024 217,556
Principal
Amount Long-Term Fixed Income (51.4%) Value
Energy (2.4%) - continued
Occidental Petroleum Corporation
$ 63,000 4.850%,  3/15/2021 $ 62,528
400,000 2.700%,  8/15/2022 372,380
770,000 2.900%,  8/15/2024 658,350
270,000 3.400%,  4/15/2026 220,725
250,000 8.500%,  7/15/2027
d
250,625
480,000 3.500%,  8/15/2029 352,464
260,000 6.450%,  9/15/2036 222,537
660,000 4.400%,  4/15/2046 460,152
ONEOK, Inc.
76,000 2.200%,  9/15/2025 74,593
Parsley Energy, LLC
665,000 5.625%,  10/15/2027
h
655,025
PDC Energy, Inc., Convertible
24,000 1.125%,  9/15/2021 21,984
Pioneer Natural Resources
Company, Convertible
193,000 0.250%,  5/15/2025
h
227,699
Plains All American Pipeline, LP
320,000 5.000%,  2/1/2021 322,929
325,000 6.125%,  11/15/2022
b,k
231,969
81,000 2.850%,  1/31/2023 81,978
70,000 3.600%,  11/1/2024 71,495
QEP Resources, Inc.
270,000 5.625%,  3/1/2026 171,450
Sabine Pass Liquefaction, LLC
142,000 6.250%,  3/15/2022 151,329
142,000 5.625%,  4/15/2023 155,301
Shell International Finance BV
150,000 2.375%,  4/6/2025 159,227
Southwestern Energy Company
715,000 7.500%,  4/1/2026
j
625,840
Suncor Energy, Inc.
149,000 3.100%,  5/15/2025 159,145
Sunoco Logistics Partners
Operations, LP
235,000 4.400%,  4/1/2021 239,679
Sunoco, LP
415,000 5.875%,  3/15/2028 411,954
Targa Resources Partners, LP
740,000 5.375%,  2/1/2027 714,100
140,000 5.000%,  1/15/2028 131,653
Transocean Guardian, Ltd.
546,925 5.875%,  1/15/2024
h
475,682
W&T Offshore, Inc.
630,000 9.750%,  11/1/2023
h
394,380
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 142,542
Western Midstream Operating, LP
400,000 3.100%,  2/1/2025 378,488
390,000 3.950%,  6/1/2025 365,321
Williams Partners, LP
280,000 4.500%,  11/15/2023 306,652
WPX Energy, Inc.
505,000 5.750%,  6/1/2026 489,850
340,000 5.250%,  10/15/2027 317,624
Total 24,976,613

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
14
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%)
ACE INA Holdings, Inc.
$ 90,000 2.875%,  11/3/2022 $ 94,607
Aegon NV
1,080,000
0.915%,  (USISDA 10Y +
0.100%), 7/15/2020
b,k
780,434
AerCap Ireland Capital, Ltd.
156,000 3.500%,  1/15/2025 146,419
150,000 6.500%,  7/15/2025 157,145
Air Lease Corporation
282,000 2.500%,  3/1/2021 282,040
Aircastle, Ltd.
228,000 5.000%,  4/1/2023 222,146
Ally Financial, Inc.
550,000 5.750%,  11/20/2025 587,574
American Express Company
164,000 3.700%,  8/3/2023 178,471
160,000 3.400%,  2/22/2024 174,139
American International Group, Inc.
74,000 2.500%,  6/30/2025 78,299
Ares Capital Corporation,
Convertible
161,000 4.625%,  3/1/2024 156,774
Athene Global Funding
211,000 4.000%,  1/25/2022
h
218,376
Australia and New Zealand
Banking Group, Ltd.
556,000 6.750%,  6/15/2026
b,h,k
616,815
265,000 2.950%,  7/22/2030
b,h
270,363
Avolon Holdings Funding, Ltd.
80,000 5.250%,  5/15/2024
h
73,043
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 6/17/2020
b,k
296,725
Banco Bilbao Vizcaya Argentaria
SA
400,000 6.500%,  3/5/2025
b,k
386,000
200,000 6.125%,  11/16/2027
b,j,k
182,250
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
h
97,402
Banco Santander SA
200,000
2.431%,  (LIBOR 3M +
1.120%), 4/12/2023
b
197,010
Bank of America Corporation
282,000 2.738%,  1/23/2022
b
285,131
284,000 3.499%,  5/17/2022
b
290,747
276,000 3.004%,  12/20/2023
b
290,286
445,000 3.550%,  3/5/2024
b
475,502
742,000 5.125%,  6/20/2024
b,k
734,064
663,000 3.864%,  7/23/2024
b
720,376
325,000 4.200%,  8/26/2024 360,635
1,000,000 6.250%,  9/5/2024
b,k
1,035,070
160,000 3.458%,  3/15/2025
b
173,543
373,000 1.319%,  6/19/2026
b
373,882
Bank of Montreal
488,000 3.300%,  2/5/2024 529,480
Bank of New York Mellon
Corporation
284,000 2.600%,  2/7/2022 293,273
153,000 1.600%,  4/24/2025 158,461
160,000 4.700%,  9/20/2025
b,k
166,400
Bank of Nova Scotia
318,000 2.375%,  1/18/2023 330,961
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%) - continued
$ 152,000 1.950%,  2/1/2023 $ 156,570
25,000 1.625%,  5/1/2023 25,590
480,000 4.900%,  6/4/2025
b,k
479,100
Barclays Bank plc
150,000 5.140%,  10/14/2020 151,636
Barclays plc
300,000 4.610%,  2/15/2023
b
315,883
947,000 7.750%,  9/15/2023
b,k
962,389
377,000 4.338%,  5/16/2024
b
406,022
250,000 8.000%,  6/15/2024
b,k
259,062
179,000 2.852%,  5/7/2026
b
186,344
BB&T Corporation
164,000 2.500%,  8/1/2024 174,497
Blackstone Mortgage Trust, Inc.,
Convertible
155,000 4.375%,  5/5/2022 145,314
BNP Paribas SA
590,000 7.625%,  3/30/2021
b,h,k
598,850
188,000 2.819%,  11/19/2025
b,h
196,890
400,000 4.500%,  2/25/2030
b,h,k
350,500
BNZ International Funding, Ltd.
250,000
1.293%,  (LIBOR 3M +
0.980%), 9/14/2021
b,h
251,526
BPCE SA
163,000 3.000%,  5/22/2022
h
168,544
152,000 2.375%,  1/14/2025
h
157,246
Camden Property Trust
163,000 4.875%,  6/15/2023 178,389
Canadian Imperial Bank of
Commerce
152,000 2.250%,  1/28/2025 158,597
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 257,965
228,000 2.280%,  1/28/2026
b
231,381
Capital One Financial Corporation
421,000 3.050%,  3/9/2022 437,018
Cascades USA, Inc.
630,000 5.125%,  1/15/2026
h
639,450
Central Fidelity Capital Trust I
560,000
2.219%,  (LIBOR 3M +
1.000%), 4/15/2027
b
490,578
Charles Schwab Corporation
320,000 5.375%,  6/1/2025
b,k
341,862
CIT Group, Inc.
845,000 5.000%,  8/15/2022 862,956
Citigroup, Inc.
153,000 2.350%,  8/2/2021 155,947
142,000 2.750%,  4/25/2022 147,207
141,000
1.681%,  (LIBOR 3M +
0.690%), 10/27/2022
b
140,583
622,000 2.312%,  11/4/2022
b
635,252
280,000 3.142%,  1/24/2023
b
289,582
664,000 5.000%,  9/12/2024
b,k
625,027
960,000 4.700%,  1/30/2025
b,k
851,088
485,000 3.352%,  4/24/2025
b
524,022
332,000 5.950%,  5/15/2025
b,k
329,676
CNA Financial Corporation
170,000 5.750%,  8/15/2021 179,170
190,000 3.950%,  5/15/2024 206,554
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,k
162,368

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
15
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%) - continued
Compass Bank
$ 325,000 3.500%,  6/11/2021 $ 332,064
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
282,000 3.950%,  11/9/2022 298,375
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,h
149,046
Credit Acceptance Corporation
400,000 5.125%,  12/31/2024
h
386,280
Credit Agricole SA
142,000 3.375%,  1/10/2022
h
146,973
531,000 8.125%,  12/23/2025
b,h,k
606,004
149,000 1.907%,  6/16/2026
b,h
151,049
Credit Suisse AG
250,000 2.800%,  4/8/2022 259,636
Credit Suisse Group AG
600,000 7.500%,  7/17/2023
b,h,k
623,346
498,000 7.500%,  12/11/2023
b,h,k
535,350
157,000 2.593%,  9/11/2025
b,h
162,366
250,000 2.193%,  6/5/2026
b,h
253,124
740,000 6.375%,  8/21/2026
b,h,k
751,470
Credit Suisse Group Funding
(Guernsey), Ltd.
426,000 3.800%,  9/15/2022 452,515
Danske Bank AS
250,000 5.000%,  1/12/2023
b,h
262,642
Deutsche Bank AG
141,000 2.700%,  7/13/2020 141,030
426,000 4.250%,  10/14/2021 437,138
400,000 6.000%,  10/30/2025
b,k
330,080
Deutsche Bank AG of New York
155,000 3.950%,  2/27/2023 160,964
Digital Realty Trust, LP
212,000 2.750%,  2/1/2023 222,194
Discover Bank
162,000 4.200%,  8/8/2023
j
176,926
235,000 2.450%,  9/12/2024 246,459
ESH Hospitality, Inc.
380,000 5.250%,  5/1/2025
h
367,650
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 252,793
Fifth Third Bancorp
213,000 2.600%,  6/15/2022 220,839
160,000 3.650%,  1/25/2024 174,527
First Horizon National Corporation
179,000 3.550%,  5/26/2023 184,706
Five Corners Funding Trust
350,000 4.419%,  11/15/2023
h
389,774
FNB Corporation
305,000 2.200%,  2/24/2023 303,222
FTI Consulting, Inc., Convertible
704,000 2.000%,  8/15/2023 889,743
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
h
209,539
General Electric Capital
Corporation
310,000 3.100%,  1/9/2023 324,428
Goldman Sachs Group, Inc.
661,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,k
605,939
266,000 5.250%,  7/27/2021 279,292
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%) - continued
$ 220,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
$ 220,653
284,000 3.000%,  4/26/2022 289,504
208,000 2.876%,  10/31/2022
b
213,251
141,000
1.377%,  (LIBOR 3M +
1.050%), 6/5/2023
b
141,235
320,000 3.625%,  2/20/2024 347,953
725,000 5.500%,  8/10/2024
b,k
751,368
148,000 3.500%,  4/1/2025 162,283
234,000 3.272%,  9/29/2025
b
252,266
Guardian Life Global Funding
250,000 2.000%,  4/26/2021
h
253,360
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
270,000 4.125%,  9/1/2022 312,145
HCP, Inc.
151,000 4.250%,  11/15/2023 164,362
Hospitality Properties Trust
95,000 4.250%,  2/15/2021 95,012
HSBC Holdings plc
284,000 6.875%,  6/1/2021
b,k
288,158
290,000
2.873%,  (LIBOR 3M +
1.500%), 1/5/2022
b
294,168
720,000 6.375%,  9/17/2024
b,k
726,300
300,000 3.803%,  3/11/2025
b
324,126
500,000 6.375%,  3/30/2025
b,k
513,440
187,000 2.633%,  11/7/2025
b
193,912
332,000 6.500%,  3/23/2028
b,k
340,715
Huntington Bancshares, Inc.
185,000 3.150%,  3/14/2021 188,081
Icahn Enterprises, LP
415,000 6.750%,  2/1/2024 418,112
530,000 6.375%,  12/15/2025 524,700
300,000 6.250%,  5/15/2026 300,414
ILFC E-Capital Trust II
498,000
3.270%,  (H15T30Y +
1.800%), 12/21/2065
b,h
261,450
ING Groep NV
300,000 4.100%,  10/2/2023 329,026
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 298,790
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
h
1,047,254
iStar, Inc., Convertible
76,000 3.125%,  9/15/2022 80,892
J.P. Morgan Chase & Company
376,000 2.776%,  4/25/2023
b
389,285
338,000 3.375%,  5/1/2023 361,607
480,000 5.150%,  5/1/2023
b,k
466,800
289,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
292,158
122,000 1.514%,  6/1/2024
b
123,973
1,454,000 5.000%,  8/1/2024
b,k
1,398,464
325,000 3.875%,  9/10/2024 360,335
635,000 4.023%,  12/5/2024
b
699,702
960,000 4.600%,  2/1/2025
b,k
855,936
149,000 2.083%,  4/22/2026
b
154,592
KeyBank NA
380,000 1.250%,  3/10/2023 385,743

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
16
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%) - continued
Liberty Mutual Group, Inc.
$ 42,000 5.000%,  6/1/2021
h
$ 43,521
Lincoln National Corporation
300,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
199,500
Lloyds Banking Group plc
311,000 3.000%,  1/11/2022 321,580
235,000 2.858%,  3/17/2023
b
242,052
300,000 3.900%,  3/12/2024 328,356
320,000 7.500%,  6/27/2024
b,k
331,936
762,000 6.657%,  5/21/2037
b,h,k
858,202
Macquarie Bank, Ltd.
720,000 6.125%,  3/28/2027
b,h,k
712,800
MetLife Capital Trust IV
1,422,000 7.875%,  12/15/2037
h
1,801,958
MGIC Investment Corporation,
Convertible
1,030,000 9.000%,  4/1/2063
h
1,236,000
MGM Growth Properties Operating
Partnership, LP
270,000 4.625%,  6/15/2025
h
264,622
Mitsubishi UFJ Financial Group,
Inc.
142,000 2.998%,  2/22/2022 147,136
241,000 2.623%,  7/18/2022 250,067
282,000 3.455%,  3/2/2023 301,009
160,000 3.407%,  3/7/2024 172,761
Mizuho Financial Group, Inc.
241,000 2.721%,  7/16/2023
b
249,208
200,000 2.226%,  5/25/2026
b
204,923
Morgan Stanley
282,000 5.500%,  7/28/2021 296,954
141,000 2.750%,  5/19/2022 146,595
110,000 4.875%,  11/1/2022 119,624
282,000 3.125%,  1/23/2023 299,006
311,000 4.100%,  5/22/2023 336,125
160,000 2.720%,  7/22/2025
b
169,890
302,000 2.188%,  4/28/2026
b
314,083
MPT Operating Partnership, LP
610,000 5.250%,  8/1/2026 632,875
660,000 4.625%,  8/1/2029 663,300
National Australia Bank, Ltd.
228,000 1.875%,  12/13/2022 235,537
National Bank of Canada
228,000 2.100%,  2/1/2023 234,436
National Securities Clearing
Corporation
154,000 1.200%,  4/23/2023
h
156,376
Nippon Life Insurance Company
480,000 3.400%,  1/23/2050
b,h
496,800
Nomura Holdings, Inc.
182,000 2.648%,  1/16/2025 189,806
Nordea Bank Abp
200,000 6.625%,  3/6/2026
b,h,k
213,480
Outfront Media Cap, LLC
870,000 4.625%,  3/15/2030
h
797,459
Park Aerospace Holdings, Ltd.
80,000 4.500%,  3/15/2023
h
72,985
PayPal Holdings, Inc.
149,000 1.650%,  6/1/2025 154,229
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%) - continued
PNC Financial Services Group,
Inc.
$ 163,000 3.500%,  1/23/2024 $ 178,113
Prudential Financial, Inc.
83,000 5.200%,  3/15/2044
b
84,656
Quicken Loans, Inc.
680,000 5.750%,  5/1/2025
h
695,157
Regions Financial Corporation
142,000 3.800%,  8/14/2023 154,422
320,000 5.750%,  12/29/2049
b,k
329,376
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 231,749
Royal Bank of Canada
149,000 1.600%,  4/17/2023 152,851
157,000 2.250%,  11/1/2024 165,387
Royal Bank of Scotland Group plc
813,000 8.625%,  8/15/2021
b,k
845,317
163,000 6.125%,  12/15/2022 177,934
163,000 6.100%,  6/10/2023 180,479
300,000 4.269%,  3/22/2025
b
326,186
126,000 3.754%,  11/1/2029
b
130,591
Santander Holdings USA, Inc.
149,000 3.450%,  6/2/2025 155,300
Santander UK Group Holdings plc
290,000 2.875%,  8/5/2021 296,670
Santander UK plc
228,000 2.100%,  1/13/2023 235,381
Service Properties Trust
330,000 4.500%,  6/15/2023 315,952
210,000 4.750%,  10/1/2026 185,789
Simon Property Group, LP
145,000 2.500%,  7/15/2021 146,333
162,000 2.000%,  9/13/2024 166,141
Societe Generale SA
188,000 2.625%,  10/16/2024
h
192,102
1,055,000 8.000%,  9/29/2025
b,h,k
1,176,325
Springleaf Finance Corporation
1,030,000 6.875%,  3/15/2025 1,056,716
Standard Chartered plc
240,000 2.744%,  9/10/2022
b,h
242,771
675,000 6.000%,  12/29/2049
b,h,k
675,000
Starwood Property Trust, Inc.,
Convertible
118,000 4.375%,  4/1/2023 112,761
State Street Corporation
148,000 2.825%,  3/30/2023
b,h
153,569
157,000 2.354%,  11/1/2025
b
166,424
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 146,882
640,000 2.778%,  10/18/2022 668,941
188,000 2.448%,  9/27/2024 197,282
Synchrony Financial
156,000 3.750%,  8/15/2021
j
159,500
164,000 2.850%,  7/25/2022 166,808
160,000 4.250%,  8/15/2024 168,270
Synovus Bank
250,000 2.289%,  2/10/2023
b
253,110
Toronto-Dominion Bank
160,000 3.250%,  3/11/2024 174,245

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
17
Principal
Amount Long-Term Fixed Income (51.4%) Value
Financials (7.7%) - continued
Truist Bank
$ 222,000 1.500%,  3/10/2025 $ 227,855
Truist Financial Corporation
720,000 4.950%,  9/1/2025
b,k
736,200
UBS Group Funding Jersey, Ltd.
282,000 3.000%,  4/15/2021
h
287,570
USB Realty Corporation
664,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,k
529,540
Ventas Realty, LP
142,000 3.100%,  1/15/2023 145,359
163,000 3.750%,  5/1/2024 169,836
VICI Properties, LP / VICI Note
Company, Inc.
240,000 4.250%,  12/1/2026
h
230,302
140,000 3.750%,  2/15/2027
h
131,600
240,000 4.625%,  12/1/2029
h
234,000
140,000 4.125%,  8/15/2030
h
133,525
Wachovia Capital Trust II
307,000
1.719%,  (LIBOR 3M +
0.500%), 1/15/2027
b
267,391
Wells Fargo & Company
280,000 2.100%,  7/26/2021 284,986
144,000 2.625%,  7/22/2022
j
150,027
325,000 4.125%,  8/15/2023 353,878
335,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
337,386
156,000 3.750%,  1/24/2024 170,453
130,000 1.654%,  6/2/2024
b
132,105
311,000 2.406%,  10/30/2025
b
323,750
226,000 2.188%,  4/30/2026
b
233,677
Westpac Banking Corporation
226,000
1.231%,  (LIBOR 3M +
0.850%), 8/19/2021
b
227,753
152,000 2.000%,  1/13/2023 157,366
152,000 2.894%,  2/4/2030
b
154,589
Total 80,032,315
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
h
182,705
Total 182,705
Mortgage-Backed Securities (11.1%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
206,529 3.500%,  5/1/2034 217,606
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,134,431 3.000%,  3/25/2050 6,465,449
2,502,046 3.000%,  4/1/2050 2,637,060
3,441,216 3.500%,  7/1/2047 3,633,631
Federal National Mortgage
Association
1,671,532 4.500%,  5/1/2048 1,797,875
2,932,940 3.500%,  10/1/2048 3,090,704
2,261,135 3.500%,  6/1/2049 2,393,401
3,437,518 3.500%,  8/1/2049 3,635,412
Principal
Amount Long-Term Fixed Income (51.4%) Value
Mortgage-Backed Securities (11.1%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 15,465,000 2.000%,  7/1/2035
d
$ 15,994,797
15,530,000 2.500%,  7/1/2035
d
16,254,935
1,275,000 2.000%,  8/1/2035
d
1,316,637
13,450,000 3.000%,  8/1/2049
d
14,141,474
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,200,000 2.000%,  7/1/2050
d
9,410,234
28,300,000 2.500%,  7/1/2050
d
29,490,590
4,949,328 4.000%,  7/1/2048 5,240,814
Total 115,720,619
Technology (1.9%)
Akamai Technologies, Inc.,
Convertible
1,591,000 0.375%,  9/1/2027
h
1,730,691
Apple, Inc.
570,000 3.450%,  5/6/2024 629,820
149,000 1.125%,  5/11/2025 151,663
Baidu, Inc.
184,000 3.075%,  4/7/2025 193,344
Broadcom Corporation
587,000 2.650%,  1/15/2023 608,844
228,000 3.125%,  1/15/2025 243,548
Broadcom, Inc.
73,000 2.250%,  11/15/2023
h
75,424
CommScope Technologies
Finance, LLC
965,000 6.000%,  6/15/2025
h
931,900
Dell International, LLC/ EMC
Corporation
240,000 4.000%,  7/15/2024
h
258,709
76,000 5.850%,  7/15/2025
h
87,312
Diamond 1 Finance Corporation
444,000 5.450%,  6/15/2023
h
485,653
Diamond Sports Group, LLC
400,000 5.375%,  8/15/2026
h
289,936
680,000 6.625%,  8/15/2027
h
364,480
Fiserv, Inc.
310,000 2.750%,  7/1/2024 330,558
Gartner, Inc.
280,000 4.500%,  7/1/2028
h
283,276
Global Payments, Inc.
82,000 2.650%,  2/15/2025 87,029
Harland Clarke Holdings
Corporation
510,000 8.375%,  8/15/2022
h
427,365
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 167,884
122,000 4.450%,  10/2/2023 133,316
Intuit, Inc.
149,000 0.950%,  7/15/2025 149,128
J2 Global, Inc., Convertible
391,000 3.250%,  6/15/2029 425,661
Lumentum Holdings, Inc.,
Convertible
329,000 0.250%,  3/15/2024 479,517

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
18
Principal
Amount Long-Term Fixed Income (51.4%) Value
Technology (1.9%) - continued
Marvell Technology Group, Ltd.
$ 142,000 4.200%,  6/22/2023 $ 152,587
Microchip Technology, Inc.,
Convertible
244,000 1.625%,  2/15/2027 359,911
Micron Technology, Inc.
210,000 2.497%,  4/24/2023 218,072
NCR Corporation
1,210,000 6.125%,  9/1/2029
h
1,215,917
Nuance Communications, Inc.,
Convertible
2,057,000 1.250%,  4/1/2025 2,867,987
NXP BV/NXP Funding, LLC
245,000 4.875%,  3/1/2024
h
273,625
ON Semiconductor Corporation,
Convertible
647,000 1.625%,  10/15/2023 785,141
Open Text Corporation
530,000 4.125%,  2/15/2030
h
520,725
Oracle Corporation
95,000 2.500%,  5/15/2022 98,231
222,000 2.500%,  4/1/2025 238,771
Panasonic Corporation
241,000 2.536%,  7/19/2022
h
247,961
Plantronics, Inc.
680,000 5.500%,  5/31/2023
h
592,450
PTC, Inc.
210,000 3.625%,  2/15/2025
h
208,425
Seagate HDD Cayman
156,000 4.250%,  3/1/2022 161,192
SS&C Technologies, Inc.
920,000 5.500%,  9/30/2027
h
936,919
Tencent Holdings, Ltd.
179,000 1.810%,  1/26/2026
h
181,008
Teradyne, Inc., Convertible
233,000 1.250%,  12/15/2023 625,128
Texas Instruments, Inc.
223,000 1.375%,  3/12/2025 228,925
Total System Services, Inc.
149,000 3.750%,  6/1/2023 160,676
Verint Systems, Inc., Convertible
414,000 1.500%,  6/1/2021 408,852
Vishay Intertechnology, Inc.,
Convertible
435,000 2.250%,  6/15/2025 405,675
Total 19,423,236
Transportation (0.5%)
AerCap Holdings NV
563,000 5.875%,  10/10/2079
b
399,561
Air Lease Corporation
152,000 2.300%,  2/1/2025 144,852
149,000 3.375%,  7/1/2025 148,962
CSX Corporation
163,000 3.700%,  11/1/2023 178,969
Delta Air Lines, Inc.
157,000 2.900%,  10/28/2024 127,329
570,000 7.000%,  5/1/2025
h
588,393
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 98,566
Principal
Amount Long-Term Fixed Income (51.4%) Value
Transportation (0.5%) - continued
Meritor, Inc., Convertible
$ 735,000 3.250%,  10/15/2037 $ 732,175
Mileage Plus Holdings, LLC
260,000 6.500%,  6/20/2027
d,h
260,650
NCL Corporation, Ltd.
330,000 3.625%,  12/15/2024
h
202,125
Penske Truck Leasing Company,
LP
160,000 3.375%,  2/1/2022
h
164,137
Ryder System, Inc.
305,000 3.500%,  6/1/2021 311,623
Southwest Airlines Company
74,000 4.750%,  5/4/2023 76,410
223,000 5.250%,  5/4/2025 235,238
Southwest Airlines Company,
Convertible
553,000 1.250%,  5/1/2025 664,170
Union Pacific Corporation
213,000 3.750%,  7/15/2025 241,160
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 83,706
XPO Logistics, Inc.
390,000 6.125%,  9/1/2023
h
394,875
638,000 6.750%,  8/15/2024
h
668,369
Total 5,721,270
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
270,000 1.500%,  8/15/2020 270,440
330,000 1.375%,  9/30/2020 330,980
Total 601,420
Utilities (1.2%)
Alabama Power Company
142,000 2.450%,  3/30/2022 146,490
Ameren Corporation
90,000 2.700%,  11/15/2020 90,551
160,000 2.500%,  9/15/2024 169,543
Berkshire Hathaway Energy
Company
152,000 4.050%,  4/15/2025
h
173,019
Calpine Corporation
580,000 4.500%,  2/15/2028
h
568,400
CenterPoint Energy, Inc.
142,000 2.500%,  9/1/2022 146,966
164,000 2.500%,  9/1/2024 173,261
Dominion Energy, Inc.
163,000 2.715%,  8/15/2021 166,586
163,000 3.071%,  8/15/2024 175,101
495,000 4.650%,  12/15/2024
b,k
484,756
DTE Energy Company
232,000 3.300%,  6/15/2022 241,881
240,000 2.529%,  10/1/2024 251,133
Duke Energy Corporation
282,000 2.400%,  8/15/2022 292,468
500,000 4.875%,  9/16/2024
b,k
499,450
Edison International
151,000 4.950%,  4/15/2025 165,932
Evergy, Inc.
162,000 2.450%,  9/15/2024 171,154

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
19
Principal
Amount Long-Term Fixed Income (51.4%) Value
Utilities (1.2%) - continued
Eversource Energy
$ 141,000 2.500%,  3/15/2021 $ 142,770
Exelon Generation Company, LLC
149,000 3.250%,  6/1/2025 160,616
FirstEnergy Corporation
214,000 2.850%,  7/15/2022 221,938
154,000 2.050%,  3/1/2025 158,868
Florida Power & Light Company
148,000 2.850%,  4/1/2025 161,868
Georgia Power Company
152,000 2.100%,  7/30/2023 158,165
162,000 2.200%,  9/15/2024 170,031
NextEra Energy Capital Holdings,
Inc.
150,000 2.750%,  5/1/2025 161,967
NextEra Energy Operating
Partners, LP
1,200,000 3.875%,  10/15/2026
h
1,198,260
NiSource, Inc.
230,000 3.650%,  6/15/2023 248,430
745,000 5.650%,  6/15/2023
b,k
711,475
NRG Energy, Inc., Convertible
83,000 2.750%,  6/1/2048 83,914
PG&E Corporation
270,000 5.000%,  7/1/2028 268,988
210,000 5.250%,  7/1/2030 211,050
PPL Capital Funding, Inc.
325,000 3.950%,  3/15/2024 352,141
PSEG Power, LLC
60,000 3.000%,  6/15/2021 61,220
Public Service Enterprise Group,
Inc.
163,000 2.875%,  6/15/2024 173,904
Sempra Energy
311,000 3.550%,  6/15/2024 337,475
320,000 4.875%,  12/29/2049
b,k
320,000
Southern Company
141,000 2.350%,  7/1/2021 143,397
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 495,000
Talen Energy Supply, LLC
520,000 7.625%,  6/1/2028
h
520,000
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
h
543,400
TransCanada Trust
975,000 5.875%,  8/15/2076
b
1,030,824
Vistra Operations Company, LLC
740,000 5.000%,  7/31/2027
h
752,395
Total 12,704,787
Total Long-Term Fixed Income
(cost $536,024,563) 534,484,930
Shares Common Stock ( 25.1% ) Value
Communications Services (1.6%)
4,665 Activision Blizzard, Inc. 354,073
1,855 Alphabet, Inc., Class A
o
2,630,483
1,044 Alphabet, Inc., Class C
o
1,475,809
6,898 AT&T, Inc. 208,527
98,758 Auto Trader Group plc
h
642,987
8,076 Carsales.com, Ltd. 99,971
Shares Common Stock (25.1%) Value
Communications Services (1.6%) - continued
88 Charter Communications, Inc.
o
$ 44,883
37,998 Comcast Corporation 1,481,162
14,940 Discovery, Inc., Class A
j,o
315,234
20,848 DISH Network Corporation
o
719,464
6,010 Facebook, Inc.
o
1,364,691
51,000 HKT Trust and HKT, Ltd. 74,841
153 IAC/InterActiveCorp
o
49,480
1,653 Ipsos SA 41,672
4,900 KDDI Corporation 146,202
6,487 Live Nation Entertainment, Inc.
o
287,569
55,096 Mediaset Espana Comunicacion
SA
o
204,354
500 NEXON Company, Ltd. 11,278
400 Nintendo Company, Ltd. 178,828
1,900 Nippon Telegraph & Telephone
Corporation 44,269
7,700 NTT DOCOMO, Inc. 204,420
24,706 QuinStreet, Inc.
o
258,425
4,201 Rightmove plc 28,397
21,999 Seven West Media, Ltd.
o
1,407
27,000 SoftBank Corporation 344,148
5,900 SoftBank Group Corporation 297,523
17,800 TV Asahi Holdings Corporation 259,337
22,743 Twitter, Inc.
o
677,514
9,389 Uber Technologies, Inc.
o
291,810
38,529 Verizon Communications, Inc. 2,124,104
5,216 Walt Disney Company 581,636
3,964 Wolters Kluwer NV 309,610
10,909 Zillow Group, Inc.
o
627,049
Total 16,381,157
Consumer Discretionary (2.6%)
200 ABC-MART, Inc. 11,733
2,029 Amazon.com, Inc.
o
5,597,646
1,100 AOKI Holdings, Inc. 6,390
15,086 Aptiv plc 1,175,501
2,200 Autobacs Seven Company, Ltd. 27,798
377 AutoZone, Inc.
o
425,301
17,892 B&M European Value Retail SA 88,071
3,607 Berkeley Group Holdings plc 185,761
558 Booking Holdings, Inc.
o
888,526
1,500 Bridgestone Corporation 48,413
1,420 Bright Horizons Family Solutions,
Inc.
o
166,424
2,400 Burlington Stores, Inc.
o
472,632
18,419 Callaway Golf Company 322,517
13,701 Carnival Corporation
j
224,970
3,099 Cedar Fair, LP 85,222
1,474 Century Casinos, Inc.
o
6,117
212 Chipotle Mexican Grill, Inc.
o
223,100
2,700 Chiyoda Company, Ltd. 29,577
28,700 Citizen Watch Company, Ltd. 93,556
8,644 Cooper-Standard Holdings, Inc.
o
114,533
7,073 Crocs, Inc.
o
260,428
9,489 D.R. Horton, Inc. 526,165
1,848 Darden Restaurants, Inc. 140,023
14,000 Denso Corporation 549,039
14,957 Designer Brands, Inc. 101,259
4,115 Dick's Sporting Goods, Inc. 169,785
6,628 Dollarama, Inc. 220,478
1,266 Emerald Holding, Inc 3,899
7,576 Etsy, Inc.
o
804,798
200 Exedy Corporation 2,986
100 Fast Retailing Company, Ltd. 57,477
1,072 Five Below, Inc.
o
114,608

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
20
Shares Common Stock (25.1%) Value
Consumer Discretionary (2.6%) - continued
50,000 Galaxy Entertainment Group, Ltd. $ 342,987
2,545 Genuine Parts Company 221,313
2,215 GVC Holdings plc 20,302
79 Hermes International 66,329
7,121 Home Depot, Inc. 1,783,882
8,901 Industria de Diseno Textil SA 236,173
7,008 Leggett & Platt, Inc. 246,331
13,062 Lowe's Companies, Inc. 1,764,937
3,078 Lululemon Athletica, Inc.
o
960,367
2,836 McDonald's Corporation 523,157
25 Mercadolibre, Inc.
o
24,644
2,000 Mohawk Industries, Inc.
o
203,520
37,101 Moneysupermarket.com Group plc 148,826
10,537 Movado Group, Inc. 114,221
591 Netflix, Inc.
o
268,929
10,500 NHK Spring Company, Ltd. 68,288
3,839 NIKE, Inc. 376,414
6,100 Nissan Motor Company, Ltd. 22,622
254 NVR, Inc.
o
827,723
2,500 Onward Holdings Company, Ltd. 7,389
500 Oriental Land Company, Ltd. 66,073
3,864 Oxford Industries, Inc. 170,055
1,635 Planet Fitness, Inc.
o
99,032
3,674 Playa Hotels and Resorts NV
o
13,300
1,900 PLENUS Company, Ltd. 31,545
1,419 PulteGroup, Inc. 48,289
23,439 Redrow plc 125,001
841 Restaurant Brands International,
Inc. 45,944
4,203 RH
o
1,046,127
3,500 Rinnai Corporation 293,101
5,200 Sangetsu Company, Ltd. 73,634
2,400 SHIMAMURA Company, Ltd. 162,557
2,841 Sleep Number Corporation
o
118,299
3,700 Sony Corporation 255,412
9,410 Sony Corporation ADR 650,513
7,013 Stoneridge, Inc.
o
144,889
50,600 Sumitomo Electric Industries, Ltd. 583,707
1,200 Sumitomo Forestry Company, Ltd. 15,097
24,900 Sumitomo Rubber Industries, Ltd. 246,622
2,513 Super Retail Group, Ltd. 14,139
359 Super Retail Group, Ltd. Rights
e,o
0
800 Takara Standard Company, Ltd. 11,347
88,085 Taylor Wimpey plc 155,470
6,763 Texas Roadhouse, Inc. 355,531
7,715 TJX Companies, Inc. 390,070
3,600 Toyoda Gosei Company, Ltd. 75,217
1,200 Toyota Motor Corporation 75,461
1,041 Yum! Brands, Inc. 90,473
2,200 Z Holdings Corporation 10,797
7,665 Zumiez, Inc.
o
209,868
Total 26,950,657
Consumer Staples (1.2%)
3,100 Arcs Company, Ltd. 62,465
11,054 Bunge, Ltd. 454,651
4,040 Carlsberg AS 535,737
689 Casey's General Stores, Inc. 103,019
18,490 Coca-Cola Company 826,133
8,735 Colgate-Palmolive Company 639,926
1,379 Costco Wholesale Corporation 418,127
32,155 Cott Corporation 442,131
4,010 ForFarmers BV 24,508
972 Glanbia plc 11,046
23,879 Hain Celestial Group, Inc.
o
752,427
Shares Common Stock (25.1%) Value
Consumer Staples (1.2%) - continued
200 Japan Tobacco, Inc. $ 3,715
2,147 John B. Sanfilippo & Son, Inc. 183,203
1,100 Kao Corporation 87,294
2,600 Kewpie Corporation 48,994
3,000 Kimberly-Clark Corporation 424,050
1,175 Lamb Weston Holdings, Inc. 75,118
19 Lindt & Spruengli AG 156,927
539 L'Oreal SA
o
173,960
1,000 Ministop Company, Ltd. 14,021
11,063 Nestle SA 1,226,562
5,296 PepsiCo, Inc. 700,449
6,842 Philip Morris International, Inc. 479,350
7,624 Procter & Gamble Company 911,602
1,000 Shiseido Company, Ltd. 63,721
5,700 Sugi Holdings Company, Ltd. 386,541
9,500 Sundrug Company, Ltd. 314,409
9,909 Turning Point Brands, Inc. 246,833
400 Unicharm Corporation 16,405
5,123 Unilever NV 273,146
16,431 Wal-Mart Stores, Inc. 1,968,105
Total 12,024,575
Energy (1.0%)
23,683 BP plc ADR 552,288
1,370 Cheniere Energy, Inc.
o
66,198
9,426 Chevron Corporation 841,082
3,459 Cimarex Energy Company 95,088
6,420 ConocoPhillips 269,768
2,795 Diamondback Energy, Inc. 116,887
19,011 Enbridge, Inc. 578,315
45,300 Eneos Holdings, Inc. 161,475
13,721 Eni SPA 131,529
45,798 Enterprise Products Partners, LP 832,150
4,385 EOG Resources, Inc. 222,144
9,604 Exxon Mobil Corporation 429,491
466 Gaztransport Et Technigaz SA 35,760
16,109 Halliburton Company 209,095
9,144 Helmerich & Payne, Inc. 178,399
4,497 John Wood Group plc 10,783
52,750 Kinder Morgan, Inc. 800,217
40,958 Marathon Oil Corporation 250,663
14,331 Marathon Petroleum Corporation 535,693
11,700 Nine Energy Service, Inc.
o
22,815
1,355 OMV AG
o
45,723
1,624 ONEOK, Inc. 53,949
4,066 PDC Energy, Inc.
o
50,581
6,898 Pioneer Natural Resources
Company 673,935
23,952 Royal Dutch Shell plc, Class A 383,500
38,797 Royal Dutch Shell plc, Class B 588,172
4,517 Schlumberger, Ltd. 83,068
9,092 SEACOR Holdings, Inc.
o
257,485
6,630 Talos Energy, Inc.
o
60,996
3,875 TC Energy Corporation 165,549
13,657 Total SA 526,590
13,657 Total SA Rights
e,o
2,000
4,936 Valero Energy Corporation 290,335
89,478 WPX Energy, Inc.
o
570,870
Total 10,092,593
Financials (3.6%)
21,820 AB Industrivarden
o
497,365
13,070 Aflac, Inc. 470,912
9,800 AIA Group, Ltd. 91,705

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
21
Shares Common Stock (25.1%) Value
Financials (3.6%) - continued
10,161 Air Lease Corporation $ 297,616
5,751 Allianz SE 1,175,168
25,704 Ally Financial, Inc. 509,710
4,554 American Express Company 433,541
3,893 American Financial Group, Inc. 247,050
9,800 American International Group, Inc. 305,564
1,256 Aon plc 241,906
300 Aozora Bank, Ltd. 5,231
2,008 Ares Capital Corporation 29,016
35,519 Assured Guaranty, Ltd. 867,019
4,579 Baloise Holding AG 689,829
57,513 Bank Leumi Le-Israel BM 289,170
89,047 Bank of America Corporation 2,114,866
384 Bank of Marin Bancorp 12,799
7,548 Bank of Montreal 401,752
7,440 Bank of N.T. Butterfield & Son, Ltd. 181,462
4,052 Berkshire Hathaway, Inc.
o
723,323
1,277 BlackRock, Inc. 694,803
6,965 Blackstone Mortgage Trust, Inc. 167,787
19,025 Bridgewater Bancshares, Inc.
o
195,006
13,750 Capital One Financial Corporation 860,612
7,747 Charles Schwab Corporation 261,384
3,900 Chubb, Ltd. 493,818
47,772 CI Financial Corporation 607,707
34,034 Citigroup, Inc. 1,739,137
907 CME Group, Inc. 147,424
1,628 Cohen & Steers, Inc. 110,785
4,670 Comerica, Inc. 177,927
8,467 Commonwealth Bank of Australia 408,907
1,543 Community Trust Bancorp, Inc. 50,549
34,200 DBS Group Holdings, Ltd. 514,602
1,682 Deutsche Boerse AG 304,401
13,510 Deutsche Pfandbriefbank AG
h,o
98,850
34,201 DnB ASA
o
456,498
2,536 Ellington Residential Mortgage
REIT 26,121
8,267 Euronext NV
h
832,105
4,000 Evercore, Inc. 235,680
26,044 Everi Holdings, Inc.
o
134,387
384 FBL Financial Group, Inc. 13,782
461 Financial Institutions, Inc. 8,579
3,210 First Busey Corporation 59,866
10,730 First Interstate BancSystem, Inc. 332,201
298 First Mid-Illinois Bancshares, Inc. 7,817
80,907 FlexiGroup, Ltd. 64,265
3,502 Glacier Bancorp, Inc. 123,586
1,584 Goldman Sachs Group, Inc. 313,030
1,910 Great Southern Bancorp, Inc. 77,088
128 Groupe Bruxelles Lambert SA 10,721
1,635 Hamilton Lane, Inc. 110,150
18,899 Hartford Financial Services Group,
Inc. 728,556
10,015 Heartland Financial USA, Inc. 334,902
23,934 Heritage Commerce Corporation 179,625
1,202 Hometrust Bancshares, Inc. 19,232
1,640 Houlihan Lokey, Inc. 91,250
25,761 HSBC Holdings plc 119,726
543 Independent Bank Corporation 8,064
7,681 Interactive Brokers Group, Inc. 320,835
134,573 Israel Discount Bank, Ltd. 410,446
9,088 J.P. Morgan Chase & Company 854,817
4,300 Japan Exchange Group, Inc. 99,588
9,400 Japan Post Bank Company, Ltd. 69,910
1,500 Japan Post Holdings Company,
Ltd. 10,705
Shares Common Stock (25.1%) Value
Financials (3.6%) - continued
6,711 Kemper Corporation $ 486,682
68,569 KeyCorp 835,170
1,093 L E Lundbergforetagen AB
o
49,823
807 Lakeland Bancorp, Inc. 9,224
8,717 Laurentian Bank of Canada
j
183,637
1,592 M&T Bank Corporation 165,520
17,762 Manulife Financial Corporation 241,650
668 Markel Corporation
o
616,678
1,292 Marsh & McLennan Companies,
Inc. 138,722
10,722 Meridian Bancorp, Inc. 124,375
11,380 MetLife, Inc. 415,598
3,980 MidWestOne Financial Group, Inc. 79,600
19,200 Mitsubishi UFJ Financial Group,
Inc. 75,562
2,991 Mizrahi Tefahot Bank, Ltd. 56,201
18,180 Morgan Stanley 878,094
1,200 MS and AD Insurance Group
Holdings, Inc. 33,046
3,836 National Bank of Canada 173,829
2,875 Northern Trust Corporation 228,102
2,199 Onex Corporation 99,340
2,524 Paragon Banking Group plc 10,964
2,277 Pargesa Holding SA 172,645
330 Peapack-Gladstone Financial
Corporation 6,181
6,006 Popular, Inc. 223,243
9,089 Power Corporation of Canada 159,874
3,235 Primerica, Inc. 377,201
6,387 Prosight Global, Inc.
o
56,844
268 QCR Holdings, Inc. 8,356
20,610 Radian Group, Inc. 319,661
7,360 Raymond James Financial, Inc. 506,589
4,862 Royal Bank of Canada 329,875
1,082 S&P Global, Inc. 356,497
9,422 Santander Consumer USA
Holdings, Inc.
j
173,459
11,537 Seacoast Banking Corporation of
Florida
o
235,355
2,085 Selective Insurance Group, Inc. 109,963
2,800 Senshu Ikeda Holdings, Inc. 4,178
6,700 Singapore Exchange, Ltd. 40,318
1,955 Starwood Property Trust, Inc. 29,247
3,095 State Auto Financial Corporation 55,246
17,582 Sun Life Financial, Inc. 646,115
1,875 Swiss Life Holding AG 697,535
14,910 Synovus Financial Corporation 306,102
3,008 T. Rowe Price Group, Inc. 371,488
482 TMX Group, Ltd. 47,657
3,300 Tokio Marine Holdings, Inc. 144,451
1,093 Topdanmark AS 45,274
31,216 Toronto-Dominion Bank 1,393,177
10,569 Triumph Bancorp, Inc.
o
256,510
14,690 Truist Financial Corporation 551,609
273 Washington Trust Bancorp, Inc. 8,941
30,202 Wells Fargo & Company 773,171
20,154 Western Alliance Bancorp 763,232
28,611 Zions Bancorporations NA 972,774
Total 37,516,820
Health Care (3.8%)
7,189 Abbott Laboratories 657,290
1,459 AbbVie, Inc. 143,245
3,316 Alexion Pharmaceuticals, Inc.
o
372,188
2,781 Align Technology, Inc.
o
763,218

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
22
Shares Common Stock (25.1%) Value
Health Care (3.8%) - continued
4,354 Amgen, Inc. $ 1,026,934
5,681 AMN Healthcare Services, Inc.
o
257,008
2,828 Anthem, Inc. 743,707
3,000 Astellas Pharmaceutical, Inc. 50,099
16,497 Bausch Health Companies, Inc.
o
301,730
1,118 Becton, Dickinson and Company 267,504
2,080 Biogen, Inc.
o
556,504
6,553 Catalent, Inc.
o
480,335
12,690 Centene Corporation
o
806,449
2,030 Cerner Corporation 139,157
6,600 Chugai Pharmaceutical Company,
Ltd. 353,364
4,902 Cigna Holding Company 919,860
6,070 CSL, Ltd. 1,207,252
13,316 CVS Health Corporation 865,141
2,700 Daiichi Sankyo Company, Ltd. 220,837
14,489 Danaher Corporation 2,562,090
10,667 Edwards Lifesciences Corporation
o
737,196
700 Eisai Company, Ltd. 55,614
2,400 Eli Lilly and Company 394,032
4,897 Gilead Sciences, Inc. 376,775
65,176 GlaxoSmithKline plc 1,316,531
11,813 GlaxoSmithKline plc ADR 481,852
5,908 Grifols SA 179,650
9,327 Halozyme Therapeutics, Inc.
o
250,057
5,415 HCA Healthcare, Inc. 525,580
710 Humana, Inc. 275,303
1,040 Illumina, Inc.
o
385,164
1,333 Intuitive Surgical, Inc.
o
759,583
3,155 IQVIA Holding, Inc.
o
447,631
3,404 Jazz Pharmaceuticals, Inc.
o
375,597
19,830 Johnson & Johnson 2,788,693
1,400 KYORIN Holdings, Inc. 28,671
439 Laboratory Corporation of America
Holdings
o
72,922
2,510 LHC Group, Inc.
o
437,543
428 LNA Sante 22,823
2,200 M3, Inc. 93,459
20,363 Medtronic plc 1,867,287
22,773 Merck & Company, Inc. 1,761,036
1,502 Neurocrine Biosciences, Inc.
o
183,244
22,587 Novartis AG 1,967,804
22,302 Novo Nordisk AS 1,452,925
2,722 Novo Nordisk AS ADR 178,237
4,200 Olympus Corporation 80,860
11,603 Optinose, Inc.
o
86,326
1,464 PerkinElmer, Inc. 143,604
8,314 Pfizer, Inc. 271,868
324 Quest Diagnostics, Inc. 36,923
8,391 Recordati SPA 419,872
5,940 Roche Holding AG 2,057,910
72 Siegfried Holding AG
o
32,765
1,750 Sonova Holding AG
o
350,307
4,168 Stryker Corporation 751,032
7,151 Syneos Health, Inc.
o
416,546
100 Sysmex Corporation 7,676
5,350 Tactile Systems Technology, Inc.
o
221,651
5,400 Takeda Pharmaceutical Company,
Ltd. 194,011
186 Tecan Group AG 65,920
1,400 Terumo Corporation 53,288
3,481 Thermo Fisher Scientific, Inc. 1,261,306
700 Tsumura & Company 18,333
3,985 UnitedHealth Group, Inc. 1,175,376
3,860 Universal Health Services, Inc. 358,555
Shares Common Stock (25.1%) Value
Health Care (3.8%) - continued
1,153 Varian Medical Systems, Inc.
o
$ 141,266
776 Veeva Systems, Inc.
o
181,910
1,473 Vertex Pharmaceuticals, Inc.
o
427,627
9,882 Wright Medical Group NV
j,o
293,693
1,972 Zimmer Biomet Holdings, Inc. 235,378
4,149 Zoetis, Inc. 568,579
Total 39,961,703
Industrials (3.2%)
833 3M Company 129,940
6,661 Aalberts NV 218,419
13,384 AGCO Corporation 742,277
200 Allegion plc 20,444
25,811 Altra Industrial Motion Corporation 822,338
8,592 AMETEK, Inc. 767,867
2,708 Arcosa, Inc. 114,278
4,314 ASGN, Inc.
o
287,657
12,870 Assa Abloy AB 263,417
17,598 Atlas Copco AB, Class A 749,419
6,918 Atlas Copco AB, Class B 257,059
1,766 Boeing Company 323,708
24,939 Carrier Global Corporation 554,145
3,148 Caterpillar, Inc. 398,222
2,970 CIA De Distribucion Integral 55,640
709 CSW Industrials, Inc. 48,999
5,501 CSX Corporation 383,640
6,328 Curtiss-Wright Corporation 564,964
100 Daikin Industries, Ltd. 16,180
15,580 Delta Air Lines, Inc. 437,019
2,539 EMCOR Group, Inc. 167,929
9,330 Emerson Electric Company 578,740
2,364 Encore Wire Corporation 115,410
100 FANUC Corporation 17,927
2,184 Fortive Corporation 147,769
761 Geberit AG 381,821
8,672 General Dynamics Corporation 1,296,117
360 Gorman-Rupp Company 11,189
2,200 GS Yuasa Corporation 39,072
37,331 GWA Group, Ltd. 72,201
3,400 Hanwa Company, Ltd. 62,415
4,719 Heico Corporation 470,248
6,163 Helios Technologies, Inc. 229,572
4,100 Hino Motors, Ltd. 27,817
9,289 Honeywell International, Inc. 1,343,096
2,348 Huntington Ingalls Industries, Inc. 409,702
3,176 IDEX Corporation 501,935
1,181 Illinois Tool Works, Inc. 206,498
9,400 Inaba Denki Sangyo Company,
Ltd. 209,605
4,288 Ingersoll - Rand, Inc.
o
120,578
22,640 Johnson Controls International plc 772,930
3,200 Kansas City Southern 477,728
11,900 Kinden Corporation 196,670
9,751 Koninklijke Philips NV
o
454,860
9,751 Koninklijke Philips NV Rights
e,o
9,312
12,530 Legrand SA 951,913
169 Lennox International, Inc. 39,375
3,610 Lincoln Electric Holdings, Inc. 304,106
448 Linde Public Limited Company 95,025
1,668 Lockheed Martin Corporation 608,686
3,044 Manpower, Inc. 209,275
36,100 Marubeni Corporation 163,981
119,109 McDermott International, Ltd.
e,o
357,327
18,222 Meritor, Inc.
o
360,796
2,909 Middleby Corporation
o
229,636

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
23
Shares Common Stock (25.1%) Value
Industrials (3.2%) - continued
24,200 Mitsubishi Corporation $ 511,388
3,600 Mitsuboshi Belting, Ltd. 56,394
42,400 Mitsui & Company, Ltd. 628,225
1,799 NAPCO Security Technologies,
Inc.
o
42,079
14,507 National Express Group plc 33,766
200 Nidec Corporation 13,474
12,800 Nitto Kogyo Corporation 229,983
6,161 Nobina AB
h,o
36,922
1,221 Norfolk Southern Corporation 214,371
279 Northrop Grumman Corporation 85,776
3,644 Old Dominion Freight Line, Inc. 617,986
6,039 Otis Worldwide Corporation 343,377
19,503 PageGroup plc 91,582
4,889 Parker-Hannifin Corporation 896,007
7,218 Patrick Industries, Inc. 442,102
12,431 Primoris Services Corporation 220,774
11,259 Raven Industries, Inc. 242,181
12,079 Raytheon Technologies
Corporation 744,308
4,800 Recruit Holdings Company, Ltd. 165,073
4,414 Redde Northgate plc 9,075
39,697 RELX plc 918,814
5,808 Ritchie Brothers Auctioneers, Inc. 237,257
3,529 Rockwell Automation, Inc. 751,677
2,160 Saia, Inc.
o
240,149
9,172 Sandvik AB
o
172,670
300 Sanwa Holdings Corporation 2,696
8,899 Schneider Electric SE 989,891
14,325 Signify NV
h,o
368,294
17,646 SKF AB 329,866
173,600 Sojitz Corporation 379,434
26,420 Southwest Airlines Company 903,036
1,916 Spirax-Sarco Engineering plc 235,878
12,017 Spirit Airlines, Inc.
j,o
213,903
26,300 Sumitomo Corporation 302,488
1,200 Taikisha, Ltd. 33,260
639 Teledyne Technologies, Inc.
o
198,697
3,500 Toppan Forms Company, Ltd. 34,758
3,376 Transcontinental, Inc. 37,550
3,300 Tsubakimoto Chain Company 80,449
3,200 Tutor Perini Corporation
o
38,976
1,006 Union Pacific Corporation 170,084
7,327 United Rentals, Inc.
o
1,092,016
1,271 Valmont Industries, Inc. 144,411
2,258 Verisk Analytics, Inc. 384,312
2,847 Vinci SA 263,982
2,847 Vinci SA Rights
e,j,o

2,100 Yuasa Trading Company, Ltd. 56,769
Total 33,003,247
Information Technology (5.6%)
4,409 Accenture plc 946,701
2,353 Adobe, Inc.
o
1,024,284
2,673 Advanced Energy Industries, Inc.
o
181,203
56,106 Advanced Micro Devices, Inc.
o
2,951,737
1,100 Advantest Corporation 62,778
8,111 Agilysys, Inc.
o
145,511
9,746 Akamai Technologies, Inc.
o
1,043,699
8,096 Alliance Data Systems Corporation 365,292
6,363 Amadeus IT Holding SA 334,070
6,761 Amphenol Corporation 647,771
3,214 ANSYS, Inc.
o
937,620
17,178 Apple, Inc. 6,266,534
285 ASM International NV 43,875
Shares Common Stock (25.1%) Value
Information Technology (5.6%) - continued
2,608 ASML Holding NV $ 954,036
5,387 Automatic Data Processing, Inc. 802,070
100 Azbil Corporation 3,056
7,362 BE Semiconductor Industries NV 326,428
2,935 Blackline, Inc.
o
243,341
3,322 Broadcom, Ltd. 1,048,456
1,615 Broadridge Financial Solutions,
Inc. 203,797
5,100 Canon, Inc. 101,735
1,596 CDW Corporation 185,423
16,201 CGI, Inc.
o
1,020,677
19,915 Change Healthcare, Inc.
o
223,048
17,767 Ciena Corporation
o
962,261
59,119 Cisco Systems, Inc. 2,757,310
5,709 Computer Services, Inc. 305,432
19,343 Computershare, Ltd. 179,105
200 Cybozu, Inc. 6,277
1,376 Dialog Semiconductor plc
o
62,895
5,697 Dolby Laboratories, Inc. 375,261
443 Euronet Worldwide, Inc.
o
42,448
4,500 Fuji Soft, Inc. 178,608
200 Fujitsu, Ltd. 23,417
1,272 Gartner, Inc.
o
154,332
100 GMO Payment Gateway, Inc. 10,459
33,889 Halma plc 965,501
2,000 Hoya Corporation 191,518
856 Infineon Technologies AG 20,058
7,442 Intel Corporation 445,255
1,643 International Business Machines
Corporation 198,425
3,163 Intuit, Inc. 936,849
509 Jack Henry & Associates, Inc. 93,671
900 Keyence Corporation 377,155
3,005 KLA-Tencor Corporation 584,412
897 Lam Research Corporation 290,144
800 Lasertec Corporation 75,624
7,118 Lattice Semiconductor
Corporation
o
202,080
1,288 Littelfuse, Inc. 219,771
6,655 Lumentum Holdings, Inc.
o
541,917
6,765 MasterCard, Inc. 2,000,411
8,189 Microchip Technology, Inc. 862,384
28,798 Micron Technology, Inc.
o
1,483,673
38,322 Microsoft Corporation 7,798,910
533 Monolithic Power Systems, Inc. 126,321
745 Motorola Solutions, Inc. 104,397
700 Murata Manufacturing Company,
Ltd. 41,264
9,020 National Instruments Corporation 349,164
17,900 NEC Networks & System
Integration Corporation 366,184
2,252 Nice, Ltd. ADR
o
426,169
51,843 Nuance Communications, Inc.
o
1,311,887
2,327 NVIDIA Corporation 884,051
200 OBIC Company, Ltd. 35,248
3,500 ON Semiconductor Corporation
o
69,370
7,200 Oracle Corporation 397,944
800 Oracle Corporation Japan 94,890
700 Otsuka Corporation 36,971
1,871 Paychex, Inc. 141,728
3,369 PayPal Holdings, Inc.
o
586,981
4,163 Plexus Corporation
o
293,741
5,820 QUALCOMM, Inc. 530,842
2,200 Ryoyo Electro Corporation 59,657
29,820 Sabre Corporation 240,349

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
24
Shares Common Stock (25.1%) Value
Information Technology (5.6%) - continued
12,261 SailPoint Technologies Holdings,
Inc.
o
$ 324,549
1,263 Salesforce.com, Inc.
o
236,598
627 Samsung Electronics Company,
Ltd. GDR 685,446
454 SAP SE 63,464
3,715 ServiceNow, Inc.
o
1,504,798
3,873 Square, Inc.
o
406,433
2,579 Synopsys, Inc.
o
502,905
5,770 TE Connectivity, Ltd. 470,544
14,332 Teradyne, Inc. 1,211,197
15,658 Texas Instruments, Inc. 1,988,096
1,000 Tokyo Electron, Ltd. 246,744
934 VeriSign, Inc.
o
193,179
7,624 Virtusa Corporation
o
247,551
7,859 Visa, Inc. 1,518,123
2,280 VMware, Inc.
j,o
353,081
Total 58,458,571
Materials (1.0%)
10,900 Air Water, Inc. 154,006
2,406 Anglo American plc 55,466
16,480 Axalta Coating Systems, Ltd.
o
371,624
8,847 Ball Corporation 614,778
5,653 Boise Cascade Company 212,609
17,100 CF Industries Holdings, Inc. 481,194
2,987 Croda International plc 194,008
9,700 Eastman Chemical Company 675,508
3,861 Ecolab, Inc. 768,146
24,244 Element Solutions, Inc.
o
263,047
117 EMS-CHEMIE Holding AG 90,898
372 Eramet SA
o
13,416
61 Givaudan SA 228,016
12,215 Granges AB
o
97,385
18,815 Hexpol AB
o
140,396
7,959 Hochschild Mining plc 19,233
878 Holmen AB 28,200
22,135 IAMGOLD Corporation
o
87,433
331 IMCD NV
o
31,213
55,683 Ivanhoe Mines, Ltd.
o
157,911
6,833 Koninklijke DSM NV 948,539
10,100 Kyoei Steel, Ltd. 121,860
1,300 Lintec Corporation 30,983
20,066 Louisiana-Pacific Corporation 514,693
1,297 MAG Silver Corporation
o
18,305
25,700 Nippon Steel Corporation 242,851
100 Nippon Steel Trading Corporation 3,160
3,521 Northern Star Resources, Ltd. 33,206
9,160 Nucor Corporation 379,316
4,535 PPG Industries, Inc. 480,982
19,373 Ramelius Resources, Ltd. 27,192
242 Rio Tinto plc 13,619
3,159 Rio Tinto, Ltd. 216,307
26,647 Sandfire Resources, Ltd. 94,559
702 Sherwin-Williams Company 405,651
500 Shin-Etsu Chemical Company, Ltd. 58,681
2,002 Sika AG 385,930
14,600 Steel Dynamics, Inc. 380,914
27,500 Sumitomo Chemical Company,
Ltd. 82,742
1,659 Symrise AG 193,848
1,700 Taiyo Holdings Company, Ltd. 78,504
7,200 Toagosei Company, Ltd. 70,719
52,200 Toray Industries, Inc. 246,385
4,900 Ube Industries, Ltd. 84,449
Shares Common Stock (25.1%) Value
Materials (1.0%) - continued
3,714 UFP Technologies, Inc.
o
$ 163,639
3,192 United States Lime & Minerals, Inc. 269,532
14,703 UPM-Kymmene Oyj 425,866
15,234 Verso Corporation 182,199
Total 10,839,118
Real Estate (1.1%)
2,087 Agree Realty Corporation 137,137
3,468 Alexandria Real Estate Equities,
Inc. 562,683
6,332 Allied Properties REIT 191,042
6,597 Alstria Office REIT AG
o
98,184
15,622 American Campus Communities,
Inc. 546,145
1,323 American Tower Corporation 342,048
121,612 Ascendas REIT 279,028
15,900 Ascott Trust 11,538
2,336 AvalonBay Communities, Inc. 361,239
5,639 Camden Property Trust 514,390
8,846 Castellum AB 165,756
4,667 Choice Properties REIT 43,796
231 Cofinimmo SA 31,856
4,156 Colliers International Group, Inc.
j
238,180
655 CoreSite Realty Corporation 79,294
3,600 Daito Trust Construction Company,
Ltd. 331,781
2,772 Digital Realty Trust, Inc. 393,929
10,356 Douglas Emmett, Inc. 317,515
14,294 Duke Realty Corporation 505,865
871 EastGroup Properties, Inc. 103,309
2,426 Entra ASA
h
31,098
13,662 Equity Residential 803,599
5,320 Essential Properties Realty Trust,
Inc. 78,949
1,342 Essex Property Trust, Inc. 307,546
3,875 First Industrial Realty Trust, Inc. 148,955
531 Four Corners Property Trust, Inc. 12,956
339 Getty Realty Corporation 10,062
9,260 Granite REIT 477,870
42,908 Host Hotels & Resorts, Inc. 462,977
19,000 Hysan Development Company,
Ltd. 61,337
3,664 iSTAR Financial, Inc. 45,141
225 Japan Hotel REIT Investment
Corporation 93,333
1,712 Kilroy Realty Corporation 100,494
1,666 Kungsleden AB 12,469
8,700 Lexington Realty Trust 91,785
31,400 Mapletree Commercial Trust 43,935
10,254 National Storage Affiliates Trust 293,880
3 Nomura Real Estate Master Fund,
Inc. 3,593
944 Plymouth Industrial REIT, Inc. 12,083
6,378 PSP Swiss Property AG 718,391
12,647 Quebecor, Inc. 271,739
4,504 Rayonier, Inc. REIT 111,654
3,484 RioCan REIT 39,418
22,000 Road King Infrastructure, Ltd. 29,916
32,330 Sunstone Hotel Investors, Inc. 263,490
2,515 Swiss Prime Site AG 233,305
20,435 TAG Immobilien AG 488,067
2,562 Terreno Realty Corporation 134,864
6,193 UDR, Inc. 231,494

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
25
Shares Common Stock (25.1%) Value
Real Estate (1.1%) - continued
50,700 Wing Tai Holdings, Ltd. $ 65,326
Total 10,934,441
Utilities (0.4%)
4,651 AGL Energy, Ltd. 55,022
7,419 Alliant Energy Corporation 354,925
613 Avista Corporation 22,307
973 Black Hills Corporation 55,130
20,502 CenterPoint Energy, Inc. 382,772
6,211 CMS Energy Corporation 362,847
5,090 Duke Energy Corporation 406,640
13,086 Enagas SA 320,129
4,139 Enel SPA 35,796
9,659 Entergy Corporation 906,111
8,882 Exelon Corporation 322,328
14,564 FirstEnergy Corporation 564,792
220 MGE Energy, Inc. 14,192
3,348 Northland Power, Inc. 83,799
2,349 NorthWestern Corporation 128,067
3,887 PNM Resources, Inc. 149,416
3,076 Portland General Electric
Company 128,608
1,882 Spire, Inc. 123,666
348 Unitil Corporation 15,597
407 Verbund AG 18,279
Total 4,450,423
Total Common Stock
(cost $241,327,433) 260,613,305
Shares
Registered Investment
Companies ( 7.0% ) Value
Unaffiliated  (1.8%)
47,022 Aberdeen Asia-Pacific Income
Fund, Inc. 179,154
25,350 AllianceBernstein Global High
Income Fund, Inc. 256,035
15,400 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 172,172
11,353 BlackRock Core Bond Trust 174,496
17,376 BlackRock Corporate High Yield
Fund, Inc. 176,714
12,578 BlackRock Credit Allocation
Income Trust 166,030
28,350 BlackRock Enhanced Global
Dividend Trust 267,057
17,000 BlackRock Multi-Sector Income
Trust 244,970
17,289 Cohen & Steers Quality Income
Realty Fund, Inc. 188,969
15,523 Eaton Vance Limited Duration
Income Fund 174,944
24,227 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 178,795
2,789 Health Care Select Sector SPDR
Fund 279,095
19,957 Invesco Dynamic Credit
Opportunities Fund 177,617
200,314 Invesco Senior Loan ETF 4,276,704
2,827 iShares Dow Jones US Home
Construction Index Fund 124,812
45,000 iShares S&P U.S. Preferred Stock
Index Fund 1,558,800
46,800 Liberty All-Star Equity Fund 267,696
Shares
Registered Investment
Companies (7.0%) Value
Unaffiliated  (1.8%)- continued
43,050 Nuveen Credit Strategies Income
Fund $ 251,412
13,816 PGIM Global High Yield Fund, Inc. 175,739
13,527 PGIM High Yield Bond Fund, Inc. 178,962
9,575 Pimco Dynamic Credit And
Mortgage Income Fund 176,467
14,731 Royce Value Trust, Inc. 184,727
57,910 SPDR Bloomberg Barclays High
Yield Bond ETF 5,858,176
7,146 Tri-Continental Corporation 176,578
33,625 Vanguard Short-Term Corporate
Bond ETF 2,779,442
Total 18,645,563
Affiliated  (5.2%)
5,583,919 Thrivent Core Emerging Markets
Debt Fund 54,108,178
Total 54,108,178
Total Registered Investment
Companies (cost $73,276,450) 72,753,741
Shares Preferred Stock ( 1.5% ) Value
Communications Services (<0.1%)
16,000 AT&T, Inc., 4.750%
k
382,560
Total 382,560
Consumer Discretionary (<0.1%)
1,174 International Flavors & Fragrances,
Inc., Convertible, 6.000% 52,008
Total 52,008
Consumer Staples (0.2%)
31,000 CHS, Inc., 6.750%
b,j,k
738,420
42,600 CHS, Inc., 7.100%
b,k
1,027,938
Total 1,766,358
Energy (0.2%)
255,540 Crestwood Equity Partners, LP,
9.250%
k
1,397,804
6,975 Energy Transfer Operating, LP,
7.600%
b,k
143,406
14,317 Nustar Logistics, LP, 7.953%
b
272,596
Total 1,813,806
Financials (1.0%)
10,000 Aegon Funding Corporation II,
5.100% 229,800
8,335 Agribank FCB, 6.875%
b,k
875,175
20,000 Allstate Corporation, 5.100%
k
507,200
17,600 Bank of America Corporation,
5.000%
k
444,576
379 Bank of America Corporation,
Convertible, 7.250%
k
508,694
19,925 Capital One Financial Corporation,
5.000%
k
445,921
12,970 Cobank ACB, 6.250%
b,k
1,335,910
21,500 Equitable Holdings, Inc., 5.250%
k
492,780
585 First Horizon Bank, 3.750%
b,h,k
389,025
38,150 GMAC Capital Trust I, 6.177%
b
855,323

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
26
Shares Preferred Stock (1.5%) Value
Financials (1.0%) - continued
21,740 Hartford Financial Services Group,
Inc., 7.875%
b
$ 578,719
13,150 J.P. Morgan Chase & Company,
4.750%
k
329,802
27,084 Morgan Stanley, 7.125%
b,k
718,809
3,500 Synovus Financial Corporation,
5.875%
b,j,k
76,125
2,167 Wells Fargo & Company,
Convertible, 7.500%
k
2,810,599
Total 10,598,458
Health Care (<0.1%)
274 Danaher Corporation, Convertible,
5.000% 294,175
Total 294,175
Industrials (0.1%)
401 Fortive Corporation, Convertible,
5.000% 345,345
2,867 Stanley Black & Decker, Inc.,
Convertible, 5.250% 256,539
Total 601,884
Real Estate (<0.1%)
4,450 EPR Properties, Convertible,
5.750%
k
81,035
Total 81,035
Utilities (<0.1%)
348 Sempra Energy, Convertible,
6.000% 34,010
10,905 Southern Company, Convertible,
6.750% 480,474
Total 514,484
Total Preferred Stock
(cost $17,756,215) 16,104,768
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
5,046,941 Thrivent Cash Management Trust 5,046,941
Total Collateral Held for
Securities Loaned
(cost $5,046,941) 5,046,941
Shares or
Principal
Amount Short-Term Investments ( 11.7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.000%, 7/7/2020 199,996
300,000 0.200%, 7/13/2020
p,q
299,988
200,000 0.105%, 7/29/2020
p,q
199,981
300,000 0.125%, 8/11/2020
p,q
299,949
500,000 0.152%, 8/19/2020
p,q
499,898
400,000 0.110%, 8/25/2020
p,q
399,908
200,000 0.120%, 9/1/2020
p,q
199,952
200,000 0.160%, 9/2/2020
p
199,951
300,000 0.120%, 9/15/2020
p,q
299,911
Thrivent Core Short-Term Reserve
Fund
11,891,012 0.750% 119,029,025
Shares or
Principal
Amount Short-Term Investments (11.7%) Value
U.S. Treasury Bills
300,000 0.131%, 9/17/2020
p,r
$ 299,909
Total Short-Term Investments
(cost $121,791,657) 121,928,468
Total Investments (cost
$1,123,713,076) 108.6% $1,129,910,915
Other Assets and Liabilities, Net
(8.6%) (89,485,113)
Total Net Assets 100.0% $1,040,425,802
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2020.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $209,987,576 or 20.2%
of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Diversified Income Plus Fund
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
27
r All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,763,618
Common Stock 2,128,913
Total lending $4,892,531
Gross amount payable upon return of
collateral for securities loaned $5,046,941
Net amounts due to counterparty
$154,410
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year